UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Founders Fund Fidelity Advisor® Founders Fund Class Z : FIFWX

This semi-annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 33	0.61%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$163,232,092
Number of Holdings	150
Portfolio Turnover	42%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.5
Consumer Discretionary	17.7
Financials	14.9
Communication Services	14.4
Health Care	6.8
Industrials	6.8
Real Estate	4.5
Energy	2.5
Materials	0.6
Consumer Staples	0.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.4
Microsoft Corp	6.4
Meta Platforms Inc Class A	5.0
Alphabet Inc Class C	4.6
Amazon.com Inc	4.5
Apollo Global Management Inc	3.1
Netflix Inc	2.6
Blackrock Inc	2.2
Oracle Corp	1.9
Analog Devices Inc	1.7
40.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915098.100    3353-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Founders Fund Fidelity Advisor® Founders Fund Class I : FIFVX

This semi-annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.69%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$163,232,092
Number of Holdings	150
Portfolio Turnover	42%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.5
Consumer Discretionary	17.7
Financials	14.9
Communication Services	14.4
Health Care	6.8
Industrials	6.8
Real Estate	4.5
Energy	2.5
Materials	0.6
Consumer Staples	0.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.4
Microsoft Corp	6.4
Meta Platforms Inc Class A	5.0
Alphabet Inc Class C	4.6
Amazon.com Inc	4.5
Apollo Global Management Inc	3.1
Netflix Inc	2.6
Blackrock Inc	2.2
Oracle Corp	1.9
Analog Devices Inc	1.7
40.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915097.100    3352-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Mid-Cap Stock Fund Fidelity Advisor® Mid-Cap Stock Fund Class Z : FMCWX

This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period October 8, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 4	0.62%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$7,481,040,156
Number of Holdings	180
Portfolio Turnover	58%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.2
Financials	14.1
Consumer Discretionary	13.2
Information Technology	9.4
Health Care	9.2
Materials	7.0
Real Estate	6.5
Energy	4.9
Consumer Staples	3.9
Utilities	2.5
Communication Services	2.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Performance Food Group Co	1.5
Imperial Oil Ltd	1.4
American Financial Group Inc/OH	1.4
AECOM	1.3
Jones Lang LaSalle Inc	1.3
Wintrust Financial Corp	1.2
TransUnion	1.2
M&T Bank Corp	1.2
Allison Transmission Holdings Inc	1.2
Acuity Brands Inc	1.1
12.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918477.100    7843-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Series Small Cap Discovery Fund Fidelity® Series Small Cap Discovery Fund : FJACX

This semi-annual shareholder report contains information about Fidelity® Series Small Cap Discovery Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Small Cap Discovery Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$1,552,358,929
Number of Holdings	116
Portfolio Turnover	83%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	27.3
Information Technology	17.3
Financials	15.2
Consumer Discretionary	10.4
Health Care	7.0
Materials	6.4
Consumer Staples	5.6
Energy	5.0
Utilities	2.0
Communication Services	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Performance Food Group Co	4.3
Genpact Ltd	4.2
Beacon Roofing Supply Inc	3.3
Insight Enterprises Inc	3.1
FirstCash Holdings Inc	2.7
Murphy USA Inc	2.7
ASGN Inc	2.5
Primerica Inc	2.4
Maximus Inc	2.3
Lumentum Holdings Inc	2.1
29.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915083.100    2615-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Founders Fund Fidelity Advisor® Founders Fund Class C : FIFQX

This semi-annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 95	1.76%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$163,232,092
Number of Holdings	150
Portfolio Turnover	42%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.5
Consumer Discretionary	17.7
Financials	14.9
Communication Services	14.4
Health Care	6.8
Industrials	6.8
Real Estate	4.5
Energy	2.5
Materials	0.6
Consumer Staples	0.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.4
Microsoft Corp	6.4
Meta Platforms Inc Class A	5.0
Alphabet Inc Class C	4.6
Amazon.com Inc	4.5
Apollo Global Management Inc	3.1
Netflix Inc	2.6
Blackrock Inc	2.2
Oracle Corp	1.9
Analog Devices Inc	1.7
40.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915095.100    3350-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Mid-Cap Stock Fund Fidelity Advisor® Mid-Cap Stock Fund Class I : FMCQX

This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period October 8, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 5	0.74%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$7,481,040,156
Number of Holdings	180
Portfolio Turnover	58%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.2
Financials	14.1
Consumer Discretionary	13.2
Information Technology	9.4
Health Care	9.2
Materials	7.0
Real Estate	6.5
Energy	4.9
Consumer Staples	3.9
Utilities	2.5
Communication Services	2.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Performance Food Group Co	1.5
Imperial Oil Ltd	1.4
American Financial Group Inc/OH	1.4
AECOM	1.3
Jones Lang LaSalle Inc	1.3
Wintrust Financial Corp	1.2
TransUnion	1.2
M&T Bank Corp	1.2
Allison Transmission Holdings Inc	1.2
Acuity Brands Inc	1.1
12.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918475.100    7842-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Small Cap Discovery Fund Fidelity® Small Cap Discovery Fund : FSCRX

This semi-annual shareholder report contains information about Fidelity® Small Cap Discovery Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Discovery Fund	$ 52	1.01%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$2,294,023,755
Number of Holdings	116
Portfolio Turnover	61%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	27.3
Information Technology	17.1
Financials	15.1
Consumer Discretionary	11.4
Health Care	6.9
Materials	6.6
Energy	6.1
Consumer Staples	5.5
Utilities	1.9
Communication Services	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Performance Food Group Co	4.3
Genpact Ltd	4.0
Beacon Roofing Supply Inc	3.3
Insight Enterprises Inc	3.0
Maximus Inc	2.6
FirstCash Holdings Inc	2.6
ASGN Inc	2.6
Murphy USA Inc	2.5
Laureate Education Inc	2.4
Primerica Inc	2.3
29.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915051.100    384-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Mid-Cap Stock Fund Fidelity® Mid-Cap Stock Fund : FMCSX

This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid-Cap Stock Fund	$ 37	0.69%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$7,481,040,156
Number of Holdings	180
Portfolio Turnover	58%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.2
Financials	14.1
Consumer Discretionary	13.2
Information Technology	9.4
Health Care	9.2
Materials	7.0
Real Estate	6.5
Energy	4.9
Consumer Staples	3.9
Utilities	2.5
Communication Services	2.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Performance Food Group Co	1.5
Imperial Oil Ltd	1.4
American Financial Group Inc/OH	1.4
AECOM	1.3
Jones Lang LaSalle Inc	1.3
Wintrust Financial Corp	1.2
TransUnion	1.2
M&T Bank Corp	1.2
Allison Transmission Holdings Inc	1.2
Acuity Brands Inc	1.1
12.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915048.100    337-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Mid-Cap Stock Fund Fidelity® Mid-Cap Stock Fund Class K : FKMCX

This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 33	0.62%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$7,481,040,156
Number of Holdings	180
Portfolio Turnover	58%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.2
Financials	14.1
Consumer Discretionary	13.2
Information Technology	9.4
Health Care	9.2
Materials	7.0
Real Estate	6.5
Energy	4.9
Consumer Staples	3.9
Utilities	2.5
Communication Services	2.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Performance Food Group Co	1.5
Imperial Oil Ltd	1.4
American Financial Group Inc/OH	1.4
AECOM	1.3
Jones Lang LaSalle Inc	1.3
Wintrust Financial Corp	1.2
TransUnion	1.2
M&T Bank Corp	1.2
Allison Transmission Holdings Inc	1.2
Acuity Brands Inc	1.1
12.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915047.100    2097-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Small Cap Stock Fund Fidelity® Small Cap Stock Fund : FSLCX

This semi-annual shareholder report contains information about Fidelity® Small Cap Stock Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Stock Fund	$ 47	0.88%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$1,178,053,648
Number of Holdings	159
Portfolio Turnover	102%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.0
Financials	17.8
Information Technology	15.7
Health Care	12.9
Consumer Discretionary	10.9
Materials	6.6
Consumer Staples	5.4
Energy	4.4
Utilities	3.6
Real Estate	3.6
Communication Services	0.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Performance Food Group Co	3.2
Grand Canyon Education Inc	3.0
Lumentum Holdings Inc	2.6
Baldwin Insurance Group Inc/The Class A	2.6
Selective Insurance Group Inc	2.5
Murphy USA Inc	2.5
Ciena Corp	2.2
FirstCash Holdings Inc	2.1
Insight Enterprises Inc	2.0
Brookfield Infrastructure Corp Class A (United States)	2.0
24.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915050.100    340-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Large Cap Stock K6 Fund Fidelity® Large Cap Stock K6 Fund : FCLKX

This semi-annual shareholder report contains information about Fidelity® Large Cap Stock K6 Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Stock K6 Fund	$ 24	0.45%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$63,676,577
Number of Holdings	184
Portfolio Turnover	11%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.2
Industrials	16.2
Financials	15.7
Health Care	10.5
Communication Services	9.5
Energy	8.5
Consumer Staples	4.6
Consumer Discretionary	2.9
Materials	1.7
Utilities	1.1
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.2
Wells Fargo & Co	5.8
NVIDIA Corp	5.1
Exxon Mobil Corp	5.0
GE Aerospace	5.0
Meta Platforms Inc Class A	3.0
Boeing Co	2.8
GE Vernova Inc	2.7
Apple Inc	2.6
Bank of America Corp	2.4
40.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915090.100    2954-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Large Cap Stock Fund Fidelity® Large Cap Stock Fund : FLCSX

This semi-annual shareholder report contains information about Fidelity® Large Cap Stock Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Stock Fund	$ 40	0.75%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$5,050,446,146
Number of Holdings	186
Portfolio Turnover	13%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.4
Industrials	16.7
Financials	16.2
Health Care	10.9
Communication Services	9.6
Energy	8.7
Consumer Staples	4.9
Consumer Discretionary	3.0
Materials	1.8
Utilities	1.2
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.2
Wells Fargo & Co	5.9
Exxon Mobil Corp	5.2
NVIDIA Corp	5.1
GE Aerospace	5.0
Meta Platforms Inc Class A	2.9
Boeing Co	2.8
GE Vernova Inc	2.7
Apple Inc	2.6
Bank of America Corp	2.5
40.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915049.100    338-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Mid-Cap Stock Fund Fidelity Advisor® Mid-Cap Stock Fund Class A : FMCHX

This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period October 8, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 6	0.98%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$7,481,040,156
Number of Holdings	180
Portfolio Turnover	58%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.2
Financials	14.1
Consumer Discretionary	13.2
Information Technology	9.4
Health Care	9.2
Materials	7.0
Real Estate	6.5
Energy	4.9
Consumer Staples	3.9
Utilities	2.5
Communication Services	2.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Performance Food Group Co	1.5
Imperial Oil Ltd	1.4
American Financial Group Inc/OH	1.4
AECOM	1.3
Jones Lang LaSalle Inc	1.3
Wintrust Financial Corp	1.2
TransUnion	1.2
M&T Bank Corp	1.2
Allison Transmission Holdings Inc	1.2
Acuity Brands Inc	1.1
12.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918469.100    7839-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Mid-Cap Stock Fund Fidelity Advisor® Mid-Cap Stock Fund Class M : FMCJX

This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period October 8, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 8	1.23%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$7,481,040,156
Number of Holdings	180
Portfolio Turnover	58%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.2
Financials	14.1
Consumer Discretionary	13.2
Information Technology	9.4
Health Care	9.2
Materials	7.0
Real Estate	6.5
Energy	4.9
Consumer Staples	3.9
Utilities	2.5
Communication Services	2.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Performance Food Group Co	1.5
Imperial Oil Ltd	1.4
American Financial Group Inc/OH	1.4
AECOM	1.3
Jones Lang LaSalle Inc	1.3
Wintrust Financial Corp	1.2
TransUnion	1.2
M&T Bank Corp	1.2
Allison Transmission Holdings Inc	1.2
Acuity Brands Inc	1.1
12.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918473.100    7840-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Founders Fund Fidelity® Founders Fund : FIFNX

This semi-annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Founders Fund	$ 39	0.72%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$163,232,092
Number of Holdings	150
Portfolio Turnover	42%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.5
Consumer Discretionary	17.7
Financials	14.9
Communication Services	14.4
Health Care	6.8
Industrials	6.8
Real Estate	4.5
Energy	2.5
Materials	0.6
Consumer Staples	0.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.4
Microsoft Corp	6.4
Meta Platforms Inc Class A	5.0
Alphabet Inc Class C	4.6
Amazon.com Inc	4.5
Apollo Global Management Inc	3.1
Netflix Inc	2.6
Blackrock Inc	2.2
Oracle Corp	1.9
Analog Devices Inc	1.7
40.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915093.100    3336-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Mid-Cap Stock Fund Fidelity Advisor® Mid-Cap Stock Fund Class C : FMCNX

This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period October 8, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 12	1.76%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$7,481,040,156
Number of Holdings	180
Portfolio Turnover	58%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.2
Financials	14.1
Consumer Discretionary	13.2
Information Technology	9.4
Health Care	9.2
Materials	7.0
Real Estate	6.5
Energy	4.9
Consumer Staples	3.9
Utilities	2.5
Communication Services	2.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Performance Food Group Co	1.5
Imperial Oil Ltd	1.4
American Financial Group Inc/OH	1.4
AECOM	1.3
Jones Lang LaSalle Inc	1.3
Wintrust Financial Corp	1.2
TransUnion	1.2
M&T Bank Corp	1.2
Allison Transmission Holdings Inc	1.2
Acuity Brands Inc	1.1
12.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918471.100    7841-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Series Small Cap Core Fund Fidelity® Series Small Cap Core Fund : FSSLX

This semi-annual shareholder report contains information about Fidelity® Series Small Cap Core Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Small Cap Core Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$1,193,565,446
Number of Holdings	231
Portfolio Turnover	47%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	20.2
Industrials	16.5
Health Care	15.9
Information Technology	12.4
Consumer Discretionary	9.4
Real Estate	6.7
Energy	5.0
Materials	3.8
Consumer Staples	2.8
Communication Services	2.4
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Vaxcyte Inc	1.1
Applied Industrial Technologies Inc	1.0
Wintrust Financial Corp	1.0
Cadence Bank	1.0
Brink's Co/The	1.0
Baldwin Insurance Group Inc/The Class A	1.0
First Interstate BancSystem Inc Class A	0.9
Ensign Group Inc/The	0.9
FTAI Aviation Ltd	0.9
Western Alliance Bancorp	0.9
9.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915114.100    6956-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Mid-Cap Stock K6 Fund Fidelity® Mid-Cap Stock K6 Fund : FNKFX

This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock K6 Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid-Cap Stock K6 Fund	$ 24	0.45%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$1,018,352,553
Number of Holdings	180
Portfolio Turnover	96%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.3
Financials	14.7
Consumer Discretionary	13.6
Information Technology	9.6
Health Care	9.0
Materials	7.5
Real Estate	6.6
Energy	5.0
Consumer Staples	4.0
Utilities	2.4
Communication Services	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Performance Food Group Co	1.5
Imperial Oil Ltd	1.5
American Financial Group Inc/OH	1.4
AECOM	1.3
Jones Lang LaSalle Inc	1.3
Wintrust Financial Corp	1.2
TransUnion	1.2
M&T Bank Corp	1.2
Allison Transmission Holdings Inc	1.2
Fortune Brands Innovations Inc	1.2
13.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915105.100    3462-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Small Cap Stock K6 Fund Fidelity® Small Cap Stock K6 Fund : FKICX

This semi-annual shareholder report contains information about Fidelity® Small Cap Stock K6 Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Stock K6 Fund	$ 33	0.61%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$19,700,526
Number of Holdings	158
Portfolio Turnover	132%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	18.4
Industrials	17.6
Information Technology	15.2
Health Care	14.7
Consumer Discretionary	10.4
Materials	6.2
Consumer Staples	5.2
Energy	4.4
Utilities	3.5
Real Estate	3.4
Communication Services	0.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Performance Food Group Co	3.1
Grand Canyon Education Inc	3.0
Lumentum Holdings Inc	2.6
Baldwin Insurance Group Inc/The Class A	2.5
Murphy USA Inc	2.4
Selective Insurance Group Inc	2.3
Ciena Corp	2.2
FirstCash Holdings Inc	2.1
Brookfield Infrastructure Corp Class A (United States)	2.0
Insight Enterprises Inc	1.8
24.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915089.100    2942-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Founders Fund Fidelity Advisor® Founders Fund Class M : FIFPX

This semi-annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 68	1.26%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$163,232,092
Number of Holdings	150
Portfolio Turnover	42%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.5
Consumer Discretionary	17.7
Financials	14.9
Communication Services	14.4
Health Care	6.8
Industrials	6.8
Real Estate	4.5
Energy	2.5
Materials	0.6
Consumer Staples	0.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.4
Microsoft Corp	6.4
Meta Platforms Inc Class A	5.0
Alphabet Inc Class C	4.6
Amazon.com Inc	4.5
Apollo Global Management Inc	3.1
Netflix Inc	2.6
Blackrock Inc	2.2
Oracle Corp	1.9
Analog Devices Inc	1.7
40.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915096.100    3351-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Founders Fund Fidelity Advisor® Founders Fund Class A : FIFOX

This semi-annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 55	1.01%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$163,232,092
Number of Holdings	150
Portfolio Turnover	42%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.5
Consumer Discretionary	17.7
Financials	14.9
Communication Services	14.4
Health Care	6.8
Industrials	6.8
Real Estate	4.5
Energy	2.5
Materials	0.6
Consumer Staples	0.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.4
Microsoft Corp	6.4
Meta Platforms Inc Class A	5.0
Alphabet Inc Class C	4.6
Amazon.com Inc	4.5
Apollo Global Management Inc	3.1
Netflix Inc	2.6
Blackrock Inc	2.2
Oracle Corp	1.9
Analog Devices Inc	1.7
40.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915094.100    3349-TSRS-1224

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Small Cap Discovery Fund

Semi-Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Small Cap Discovery Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd. Class C (a)	101,548	982,985
CONSUMER DISCRETIONARY - 10.4%
Automobile Components - 1.7%
Patrick Industries, Inc.	213,473	26,893,329
Diversified Consumer Services - 1.8%
Adtalem Global Education, Inc. (a)	18,200	1,472,744
Laureate Education, Inc.	1,486,898	25,544,908
		27,017,652
Household Durables - 0.5%
Installed Building Products, Inc.	34,400	7,461,360
Specialty Retail - 4.6%
Academy Sports & Outdoors, Inc.	344,186	17,505,300
American Eagle Outfitters, Inc.	199,788	3,913,847
Boot Barn Holdings, Inc. (a)	25,800	3,213,390
Caleres, Inc.	218,400	6,519,240
Murphy U.S.A., Inc.	82,133	40,117,864
		71,269,641
Textiles, Apparel & Luxury Goods - 1.8%
Crocs, Inc. (a)	264,000	28,464,480
TOTAL CONSUMER DISCRETIONARY		161,106,462
CONSUMER STAPLES - 5.6%
Beverages - 1.1%
Coca-Cola Consolidated, Inc.	10,764	12,101,535
MGP Ingredients, Inc. (b)	102,238	4,911,514
		17,013,049
Consumer Staples Distribution & Retail - 4.3%
Performance Food Group Co. (a)	813,200	66,072,498
Food Products - 0.2%
The Simply Good Foods Co. (a)	99,900	3,362,634
TOTAL CONSUMER STAPLES		86,448,181
ENERGY - 5.1%
Energy Equipment & Services - 1.8%
Cactus, Inc. Class A	125,540	7,443,267
Mattr Corp. (a)	1,414,792	12,345,835
Valaris Ltd. (a)	173,021	8,754,863
		28,543,965
Oil, Gas & Consumable Fuels - 3.3%
Civitas Resources, Inc.	463,900	22,633,681
Northern Oil & Gas, Inc.	278,026	10,078,443
Parkland Corp.	504,471	11,739,046
Sitio Royalties Corp. Class A (b)	277,165	6,178,008
		50,629,178
TOTAL ENERGY		79,173,143
FINANCIALS - 15.1%
Banks - 2.7%
Cadence Bank	416,636	13,928,141
Webster Financial Corp.	530,600	27,485,080
		41,413,221
Capital Markets - 1.7%
Stifel Financial Corp.	261,100	27,055,182
Consumer Finance - 2.7%
FirstCash Holdings, Inc.	408,498	42,267,288
Financial Services - 2.7%
Essent Group Ltd.	163,600	9,817,636
EVERTEC, Inc. (b)	660,500	21,637,980
WEX, Inc. (a)	63,400	10,942,840
		42,398,456
Insurance - 5.3%
Assurant, Inc.	108,000	20,703,600
Primerica, Inc.	131,000	36,262,110
Reinsurance Group of America, Inc.	41,600	8,780,928
Selective Insurance Group, Inc.	97,900	8,891,278
The Baldwin Insurance Group, Inc. Class A, (a)	146,300	6,767,838
TWFG, Inc. Class A	18,400	596,896
		82,002,650
TOTAL FINANCIALS		235,136,797
HEALTH CARE - 6.9%
Biotechnology - 2.7%
Astria Therapeutics, Inc. (a)	95,624	1,069,076
Blueprint Medicines Corp. (a)	26,900	2,354,019
Celldex Therapeutics, Inc. (a)(b)	221,900	5,782,714
Cytokinetics, Inc. (a)	225,200	11,485,200
Day One Biopharmaceuticals, Inc. (a)	110,200	1,622,144
Dyne Therapeutics, Inc. (a)	87,800	2,533,908
Keros Therapeutics, Inc. (a)	85,600	4,968,224
Perspective Therapeutics, Inc. (a)	176,800	2,088,008
Vaxcyte, Inc. (a)	102,610	10,912,574
		42,815,867
Health Care Equipment & Supplies - 1.2%
Haemonetics Corp. (a)	141,728	10,085,364
Lantheus Holdings, Inc. (a)	64,400	7,073,696
Utah Medical Products, Inc.	16,239	1,029,228
		18,188,288
Health Care Providers & Services - 2.5%
BrightSpring Health Services, Inc. (a)	273,900	4,100,283
Owens & Minor, Inc. (a)	1,204,182	15,305,153
PACS Group, Inc.	166,700	7,114,756
Pennant Group, Inc. (a)	155,841	4,982,237
Tenet Healthcare Corp. (a)	1,383	214,393
The Ensign Group, Inc.	47,200	7,315,528
		39,032,350
Health Care Technology - 0.2%
Evolent Health, Inc. Class A (a)	123,000	2,872,050
Pharmaceuticals - 0.3%
Arvinas Holding Co. LLC (a)	173,100	4,575,033
Elanco Animal Health, Inc. (a)	40,915	517,166
Enliven Therapeutics, Inc. (a)	2,949	82,130
		5,174,329
TOTAL HEALTH CARE		108,082,884
INDUSTRIALS - 27.4%
Aerospace & Defense - 1.3%
V2X, Inc. (a)	314,426	19,368,642
Building Products - 3.8%
Armstrong World Industries, Inc.	41,657	5,813,234
AZZ, Inc.	180,500	13,750,490
Gibraltar Industries, Inc. (a)	157,201	10,609,495
Janus International Group, Inc. (a)	174,400	1,283,584
Tecnoglass, Inc. (b)	190,617	13,062,983
UFP Industries, Inc.	121,900	14,913,246
		59,433,032
Commercial Services & Supplies - 2.1%
Brady Corp. Class A	126,470	8,997,076
The Brink's Co.	230,059	23,647,765
		32,644,841
Construction & Engineering - 1.9%
IES Holdings, Inc. (a)	111,361	24,350,753
Valmont Industries, Inc.	17,786	5,543,540
		29,894,293
Electrical Equipment - 0.8%
Nextracker, Inc. Class A (a)	329,400	13,116,708
Ground Transportation - 1.0%
ArcBest Corp.	79,258	8,257,098
Proficient Auto Logistics, Inc.	45,563	373,161
TFI International, Inc.	44,486	5,953,117
Universal Logistics Holdings, Inc.	30,200	1,269,608
		15,852,984
Machinery - 1.4%
Gates Industrial Corp. PLC (a)	448,113	8,670,987
Mueller Industries, Inc.	79,700	6,533,009
REV Group, Inc.	199,164	5,277,846
Timken Co.	17,500	1,452,500
		21,934,342
Professional Services - 9.0%
CBIZ, Inc. (a)	29,600	2,040,328
ExlService Holdings, Inc. (a)	262,557	10,940,750
Genpact Ltd.	1,647,300	62,877,441
Kforce, Inc.	223,265	12,902,484
Maximus, Inc.	413,892	35,776,824
WNS Holdings Ltd. (b)	299,600	14,377,804
		138,915,631
Trading Companies & Distributors - 6.1%
Beacon Roofing Supply, Inc. (a)	557,986	51,373,771
Core & Main, Inc. Class A (a)	405,600	17,959,968
DXP Enterprises, Inc. (a)	48,857	2,397,902
GMS, Inc. (a)	199,039	17,891,616
Rush Enterprises, Inc. Class A	76,600	4,334,028
		93,957,285
TOTAL INDUSTRIALS		425,117,758
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 4.1%
Ciena Corp. (a)	491,893	31,240,124
Lumentum Holdings, Inc. (a)	507,174	32,393,203
		63,633,327
Electronic Equipment, Instruments & Components - 6.7%
Belden, Inc.	102,600	11,683,062
ePlus, Inc. (a)	167,433	14,893,165
Insight Enterprises, Inc. (a)(b)	275,469	48,185,037
Napco Security Technologies, Inc.	79,100	3,043,768
Sanmina Corp. (a)	127,300	8,923,730
TD SYNNEX Corp.	129,100	14,891,685
Vishay Precision Group, Inc. (a)	95,049	2,206,087
		103,826,534
IT Services - 2.5%
ASGN, Inc. (a)	423,762	39,028,480
Semiconductors & Semiconductor Equipment - 1.1%
AEHR Test Systems (a)(b)	95,300	1,341,824
Diodes, Inc. (a)	171,502	10,029,437
Penguin Solutions, Inc. (a)	432,834	6,514,152
		17,885,413
Software - 2.9%
Cellebrite DI Ltd. (a)	97,600	1,771,440
Intapp, Inc. (a)	26,000	1,304,420
Rapid7, Inc. (a)	453,015	18,310,866
Tenable Holdings, Inc. (a)	583,300	23,104,513
		44,491,239
TOTAL INFORMATION TECHNOLOGY		268,864,993
MATERIALS - 6.4%
Chemicals - 2.5%
Hawkins, Inc.	13,556	1,449,136
Minerals Technologies, Inc.	135,600	10,209,324
Olin Corp.	656,498	26,936,113
		38,594,573
Construction Materials - 1.0%
Eagle Materials, Inc.	54,000	15,414,840
Containers & Packaging - 1.9%
Graphic Packaging Holding Co. (b)	1,077,800	30,458,628
Metals & Mining - 0.5%
ATI, Inc. (a)	118,253	6,233,116
Constellium NV (a)	92,700	1,028,970
		7,262,086
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	81,200	8,030,680
TOTAL MATERIALS		99,760,807
UTILITIES - 2.0%
Gas Utilities - 2.0%
Brookfield Infrastructure Corp. A Shares (b)	751,197	30,859,173
TOTAL COMMON STOCKS (Cost $1,311,953,346)		1,495,533,183

Money Market Funds - 9.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (c)	50,702,621	50,712,762
Fidelity Securities Lending Cash Central Fund 4.87% (c)(d)	94,664,408	94,673,874
TOTAL MONEY MARKET FUNDS (Cost $145,386,636)		145,386,636

TOTAL INVESTMENT IN SECURITIES - 105.7% (Cost $1,457,339,982)	1,640,919,819
NET OTHER ASSETS (LIABILITIES) - (5.7)%	(88,560,890)
NET ASSETS - 100.0%	1,552,358,929

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	23,535,650	402,688,468	375,511,416	1,275,174	60	-	50,712,762	0.1%
Fidelity Securities Lending Cash Central Fund 4.87%	57,595,332	309,251,689	272,173,147	40,852	-	-	94,673,874	0.4%
Total	81,130,982	711,940,157	647,684,563	1,316,026	60	-	145,386,636

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	982,985	982,985	-	-
Consumer Discretionary	161,106,462	161,106,462	-	-
Consumer Staples	86,448,181	86,448,181	-	-
Energy	79,173,143	79,173,143	-	-
Financials	235,136,797	235,136,797	-	-
Health Care	108,082,884	108,082,884	-	-
Industrials	425,117,758	425,117,758	-	-
Information Technology	268,864,993	268,864,993	-	-
Materials	99,760,807	99,760,807	-	-
Utilities	30,859,173	30,859,173	-	-

Money Market Funds	145,386,636	145,386,636	-	-
Total Investments in Securities:	1,640,919,819	1,640,919,819	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $83,938,006) - See accompanying schedule:
Unaffiliated issuers (cost $1,311,953,346)	$1,495,533,183
Fidelity Central Funds (cost $145,386,636)	145,386,636

Total Investment in Securities (cost $1,457,339,982)		$1,640,919,819
Foreign currency held at value (cost $1)		1
Receivable for investments sold		7,401,497
Receivable for fund shares sold		56,989,444
Dividends receivable		692,884
Distributions receivable from Fidelity Central Funds		234,168
Total assets		1,706,237,813
Liabilities
Payable for investments purchased	$58,870,293
Payable for fund shares redeemed	323,361
Accrued management fee	170
Other payables and accrued expenses	16,155
Collateral on securities loaned	94,668,905
Total liabilities		153,878,884
Net Assets		$1,552,358,929
Net Assets consist of:
Paid in capital		$1,311,295,542
Total accumulated earnings (loss)		241,063,387
Net Assets		$1,552,358,929
Net Asset Value, offering price and redemption price per share ($1,552,358,929 ÷ 137,486,434 shares)		$11.29
Statement of Operations
Six months ended October 31, 2024 (Unaudited)
Investment Income
Dividends		$6,664,447
Income from Fidelity Central Funds (including $40,852 from security lending)		1,316,026
Total income		7,980,473
Expenses
Custodian fees and expenses	$19,266
Independent trustees' fees and expenses	2,603
Miscellaneous	36
Total expenses before reductions	21,905
Expense reductions	(1,219)
Total expenses after reductions		20,686
Net Investment income (loss)		7,959,787
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	50,661,013
Fidelity Central Funds	60
Foreign currency transactions	(237)
Total net realized gain (loss)		50,660,836
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(33,071,202)
Assets and liabilities in foreign currencies	12,546
Total change in net unrealized appreciation (depreciation)		(33,058,656)
Net gain (loss)		17,602,180
Net increase (decrease) in net assets resulting from operations		$25,561,967
Statement of Changes in Net Assets

	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,959,787	$15,393,389
Net realized gain (loss)	50,660,836	101,327,293
Change in net unrealized appreciation (depreciation)	(33,058,656)	90,012,819
Net increase (decrease) in net assets resulting from operations	25,561,967	206,733,501
Distributions to shareholders	(77,376,665)	(36,352,612)

Share transactions
Proceeds from sales of shares	451,650,054	210,055,809
Reinvestment of distributions	77,376,665	36,352,612
Cost of shares redeemed	(174,627,449)	(316,218,152)

Net increase (decrease) in net assets resulting from share transactions	354,399,270	(69,809,731)
Total increase (decrease) in net assets	302,584,572	100,571,158

Net Assets
Beginning of period	1,249,774,357	1,149,203,199
End of period	$1,552,358,929	$1,249,774,357

Other Information
Shares
Sold	38,776,885	18,967,947
Issued in reinvestment of distributions	7,066,362	3,323,219
Redeemed	(14,903,465)	(28,130,153)
Net increase (decrease)	30,939,782	(5,838,987)

Financial Highlights
Fidelity® Series Small Cap Discovery Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.73	$10.23	$12.49	$15.20	$8.73	$11.70
Income from Investment Operations
Net investment income (loss) A,B	.07	.14	.14	.14	.12	.15
Net realized and unrealized gain (loss)	.20	1.70	(.34)	(.33)	6.68	(2.35)
Total from investment operations	.27	1.84	(.20)	(.19)	6.80	(2.20)
Distributions from net investment income	(.04)	(.13)	(.15)	(.14)	(.12)	(.16)
Distributions from net realized gain	(.67)	(.21)	(1.92)	(2.38)	(.21)	(.61)
Total distributions	(.71)	(.34)	(2.06) C	(2.52)	(.33)	(.77)
Net asset value, end of period	$11.29	$11.73	$10.23	$12.49	$15.20	$8.73
Total Return D,E	2.45%	18.22%	(1.01)%	(2.37)%	78.91%	(20.16)%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	1.20% I	1.30%	1.31%	1.01%	1.03%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$1,552,359	$1,249,774	$1,149,203	$1,295,339	$1,510,555	$1,152,206
Portfolio turnover rate J	83 % I	50%	31%	25%	28%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024

1.Organization.
Fidelity Series Small Cap Discovery Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2.Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$272,623,628
Gross unrealized depreciation	(91,074,487)
Net unrealized appreciation (depreciation)	$181,549,141
Tax cost	$1,459,370,678

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4.Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Small Cap Discovery Fund	821,374,700	535,652,858
5.Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Small Cap Discovery Fund	12,878

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Small Cap Discovery Fund	86,384,925	34,271,525	5,568,501

6.Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7.Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Small Cap Discovery Fund	4,510	3	-

8.Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,219.
9.Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10.Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Small Cap Discovery Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through August 31, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.968032.110
XS4-SANN-1224
Fidelity® Founders Fund

Semi-Annual Report
October 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Founders Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 14.3%
Entertainment - 3.4%
Netflix, Inc. (a)	5,709	4,316,175
Spotify Technology SA (a)	3,195	1,230,395
		5,546,570
Interactive Media & Services - 10.2%
Alphabet, Inc. Class C	43,251	7,469,015
Meta Platforms, Inc. Class A	14,267	8,097,664
Pinterest, Inc. Class A (a)	15,097	479,934
Reddit, Inc.:
Class A	4,321	515,495
Class B (a)	200	23,860
VerticalScope Holdings, Inc. (a)	7,292	41,217
		16,627,185
Media - 0.7%
The Trade Desk, Inc. Class A (a)	9,560	1,149,208
TOTAL COMMUNICATION SERVICES		23,322,963
CONSUMER DISCRETIONARY - 17.8%
Automobiles - 0.8%
Tesla, Inc. (a)	4,808	1,201,279
Broadline Retail - 5.1%
Amazon.com, Inc. (a)	38,290	7,137,256
JD.com, Inc. sponsored ADR	29,671	1,205,236
		8,342,492
Hotels, Restaurants & Leisure - 3.9%
Airbnb, Inc. Class A (a)	9,325	1,256,917
Cava Group, Inc. (a)	9,969	1,331,460
Doordash, Inc. (a)	1,752	274,538
Dutch Bros, Inc. Class A (a)	10,623	351,834
Marriott International, Inc. Class A	6,635	1,725,233
Monarch Casino & Resort, Inc.	724	56,841
Penn Entertainment, Inc. (a)	3,300	65,175
Red Rock Resorts, Inc.	1,263	64,994
Sweetgreen, Inc. Class A (a)	10,305	372,011
Trip.com Group Ltd. ADR (a)	12,159	783,040
Viking Holdings Ltd.	1,500	58,875
		6,340,918
Household Durables - 2.7%
D.R. Horton, Inc.	15,831	2,675,439
Garmin Ltd.	883	175,143
Lennar Corp. Class A	6,100	1,038,830
Toll Brothers, Inc.	3,454	505,804
		4,395,216
Specialty Retail - 2.1%
Aritzia, Inc. (a)	26,873	865,240
Auto1 Group SE (a)(b)	16,871	172,412
Carvana Co. Class A (a)	3,800	939,778
Industria de Diseno Textil SA (c)	20,650	1,174,765
Revolve Group, Inc. (a)(c)	7,800	193,596
Wayfair LLC Class A (a)	2,097	89,815
		3,435,606
Textiles, Apparel & Luxury Goods - 3.2%
Brunello Cucinelli SpA	4,610	455,319
Brunello Cucinelli SpA	4,884	482,381
LVMH Moet Hennessy Louis Vuitton SE	829	551,882
Moncler SpA	10,961	607,349
On Holding AG (a)	300	14,226
Prada SpA	149,404	1,147,051
Ralph Lauren Corp. Class A	10,072	1,993,551
		5,251,759
TOTAL CONSUMER DISCRETIONARY		28,967,270
CONSUMER STAPLES - 0.3%
Beverages - 0.3%
Monster Beverage Corp. (a)	8,863	466,903
ENERGY - 2.4%
Energy Equipment & Services - 0.4%
Cactus, Inc. Class A	10,264	608,553
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp. (a)	29,540	764,495
Devon Energy Corp.	2,524	97,628
Reliance Industries Ltd. (a)	11,044	173,374
Reliance Industries Ltd.	11,044	174,623
Tourmaline Oil Corp. (c)	45,709	2,107,272
		3,317,392
TOTAL ENERGY		3,925,945
FINANCIALS - 14.9%
Banks - 0.5%
Pinnacle Financial Partners, Inc.	6,707	707,253
Starling Bank Ltd. Series D (a)(d)(e)	44,800	183,123
		890,376
Capital Markets - 8.2%
Antin Infrastructure Partners SA	962	11,029
Ares Management Corp. Class A,	15,112	2,533,980
BlackRock, Inc.	3,589	3,520,917
Blue Owl Capital, Inc. Class A	108,187	2,419,061
Carlyle Group LP	22,103	1,105,813
Coinbase Global, Inc. Class A (a)	1,405	251,846
EQT AB	3,315	96,141
Intercontinental Exchange, Inc.	5,260	819,876
KKR & Co., Inc. Class A	16,178	2,236,447
Morningstar, Inc.	1,241	407,110
		13,402,220
Consumer Finance - 0.6%
Capital One Financial Corp.	5,756	937,019
NerdWallet, Inc. (a)	400	5,876
		942,895
Financial Services - 5.0%
Apollo Global Management, Inc.	34,928	5,003,785
Berkshire Hathaway, Inc. Class B (a)	4,194	1,891,158
Block, Inc. Class A (a)	10,520	760,806
Corpay, Inc. (a)	1,167	384,783
Jio Financial Services Ltd. (a)	13,774	52,682
Remitly Global, Inc. (a)	200	3,596
		8,096,810
Insurance - 0.6%
Arthur J. Gallagher & Co.	3,672	1,032,566
TOTAL FINANCIALS		24,364,867
HEALTH CARE - 6.8%
Biotechnology - 2.8%
Alnylam Pharmaceuticals, Inc. (a)	6,179	1,647,260
Argenx SE ADR (a)	1,462	857,171
Blueprint Medicines Corp. (a)	1,000	87,510
Celldex Therapeutics, Inc. (a)	13,416	349,621
Krystal Biotech, Inc. (a)	1,473	254,137
Moderna, Inc. (a)	8,342	453,471
Prelude Therapeutics, Inc. (a)(c)	300	360
Regeneron Pharmaceuticals, Inc. (a)	701	587,578
TG Therapeutics, Inc. (a)	11,615	291,072
		4,528,180
Health Care Equipment & Supplies - 0.9%
Glaukos Corp. (a)	3,400	449,650
Masimo Corp. (a)	3,516	506,339
Penumbra, Inc. (a)	1,751	400,751
TransMedics Group, Inc. (a)	481	39,428
		1,396,168
Health Care Providers & Services - 0.8%
LifeStance Health Group, Inc. (a)	37,426	251,128
The Joint Corp. (a)(c)	1,173	12,962
UnitedHealth Group, Inc.	1,974	1,114,323
		1,378,413
Health Care Technology - 0.5%
Doximity, Inc. Class A (a)	11,545	481,888
Veeva Systems, Inc. Class A (a)	1,989	415,363
		897,251
Life Sciences Tools & Services - 1.8%
Bruker Corp.	13,989	791,917
Danaher Corp.	8,659	2,127,170
Stevanato Group SpA (c)	1,737	33,020
		2,952,107
TOTAL HEALTH CARE		11,152,119
INDUSTRIALS - 6.8%
Aerospace & Defense - 0.6%
HEICO Corp. Class A	5,464	1,049,143
Air Freight & Logistics - 0.7%
FedEx Corp.	4,060	1,111,831
Building Products - 0.2%
Tecnoglass, Inc.	4,567	312,977
Commercial Services & Supplies - 2.5%
Cintas Corp.	10,536	2,168,414
GFL Environmental, Inc.	28,846	1,205,763
Veralto Corp.	1,582	161,665
Waste Connections, Inc. (United States)	3,370	595,648
		4,131,490
Construction & Engineering - 0.1%
Bowman Consulting Group Ltd. (a)	3,700	75,110
Ground Transportation - 1.1%
Uber Technologies, Inc. (a)	24,208	1,744,186
Professional Services - 1.1%
Thomson Reuters Corp.	10,812	1,769,787
Trading Companies & Distributors - 0.5%
Watsco, Inc.	1,806	854,256
TOTAL INDUSTRIALS		11,048,780
INFORMATION TECHNOLOGY - 29.3%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	2,873	1,110,242
Electronic Equipment, Instruments & Components - 0.5%
OSI Systems, Inc. (a)	5,642	745,929
Vontier Corp.	1,083	40,158
		786,087
IT Services - 2.2%
CGI, Inc. Class A (sub. vtg.)	1,047	115,983
Cloudflare, Inc. Class A (a)	8,314	729,221
Globant SA (a)	5,104	1,071,279
MongoDB, Inc. Class A (a)	603	163,051
Shopify, Inc. Class A (a)	20,871	1,632,321
		3,711,855
Semiconductors & Semiconductor Equipment - 11.1%
Analog Devices, Inc.	12,763	2,847,553
Astera Labs, Inc. (a)	300	21,048
Monolithic Power Systems, Inc.	981	744,873
NVIDIA Corp.	103,406	13,728,178
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,930	748,822
		18,090,474
Software - 14.3%
Applied Intuition, Inc. Class A (d)(e)	270	16,119
AppLovin Corp. Class A, (a)	3,397	575,418
BlackLine, Inc. (a)	7,708	426,792
Canva, Inc. Class A (d)(e)	188	209,562
Clear Secure, Inc.	22,109	813,169
CoreWeave, Inc. Class A (e)	160	135,538
Life360, Inc. (a)	24,091	1,032,781
Microsoft Corp.	25,870	10,512,275
MicroStrategy, Inc. Class A (a)(c)	2,491	609,050
nCino, Inc. (a)	84	3,133
Oracle Corp.	18,186	3,052,338
Palantir Technologies, Inc. Class A (a)	33,866	1,407,471
Salesforce, Inc.	3,211	935,589
Samsara, Inc. Class A (a)	2,117	101,171
SAP SE sponsored ADR	5,140	1,200,910
Tenable Holdings, Inc. (a)	7,067	279,924
Zoom Video Communications, Inc. Class A (a)	20,698	1,546,969
Zscaler, Inc. (a)	2,534	458,122
		23,316,331
Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies, Inc. Class C	6,623	818,801
TOTAL INFORMATION TECHNOLOGY		47,833,790
MATERIALS - 0.6%
Metals & Mining - 0.6%
Alamos Gold, Inc. Class A	50,089	1,011,961
REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 3.6%
Camden Property Trust (SBI)	2,924	338,570
Equity Residential (SBI)	21,677	1,525,410
Public Storage Operating Co.	8,149	2,681,510
Simon Property Group, Inc.	7,569	1,280,069
		5,825,559
Real Estate Management & Development - 0.9%
Zillow Group, Inc. Class C (a)	25,136	1,510,422
TOTAL REAL ESTATE		7,335,981
TOTAL COMMON STOCKS (Cost $104,587,222)		159,430,579

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(d)(e)	638	158,970
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.0%
Yanka Industries, Inc.:
Series E (a)(d)(e)	2,484	9,265
Series F (a)(d)(e)	12,743	76,203
		85,468
Software - 0.2%
Applied Intuition, Inc.:
Series A2 (d)(e)	352	21,014
Series B2 (d)(e)	171	10,209
Canva, Inc.:
Series A (a)(d)(e)	17	18,950
Series A2 (a)(d)(e)	3	3,344
CoreWeave, Inc. Series C (d)(e)	10	9,842
Evozyne, Inc. Series A (a)(d)(e)	1,000	18,060
Moloco, Inc. Series A (a)(d)(e)	3,703	205,035
		286,454
TOTAL INFORMATION TECHNOLOGY		371,922
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $811,114)		530,892

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (f)	2,749,907	2,750,457
Fidelity Securities Lending Cash Central Fund 4.87% (f)(g)	1,854,668	1,854,853
TOTAL MONEY MARKET FUNDS (Cost $4,605,310)		4,605,310

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $110,003,646)	164,566,781
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(1,334,689)
NET ASSETS - 100.0%	163,232,092

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $172,412 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $939,696 or 0.6% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Applied Intuition, Inc. Class A	7/02/24	16,117

Applied Intuition, Inc. Series A2	7/02/24	21,013

Applied Intuition, Inc. Series B2	7/02/24	10,208

ByteDance Ltd. Series E1	11/18/20	69,908

Canva, Inc. Class A	3/18/24 - 5/03/24	200,532

Canva, Inc. Series A	9/22/23	18,133

Canva, Inc. Series A2	9/22/23	3,200

CoreWeave, Inc. Series C	5/17/24	7,791

Evozyne, Inc. Series A	4/09/21	22,470

Moloco, Inc. Series A	6/26/23	222,180

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	85,152

Yanka Industries, Inc. Series E	5/15/20	30,005

Yanka Industries, Inc. Series F	4/08/21	406,206

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	4,186,506	21,928,476	23,364,474	61,131	(51)	-	2,750,457	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	3,514,513	19,793,266	21,452,926	3,751	-	-	1,854,853	0.0%
Total	7,701,019	41,721,742	44,817,400	64,882	(51)	-	4,605,310

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	23,481,933	23,322,963	-	158,970
Consumer Discretionary	28,967,270	27,268,337	1,698,933	-
Consumer Staples	466,903	466,903	-	-
Energy	3,925,945	3,577,948	347,997	-
Financials	24,364,867	24,129,062	52,682	183,123
Health Care	11,152,119	11,152,119	-	-
Industrials	11,048,780	11,048,780	-	-
Information Technology	48,205,712	47,472,571	-	733,141
Materials	1,011,961	1,011,961	-	-
Real Estate	7,335,981	7,335,981	-	-

Money Market Funds	4,605,310	4,605,310	-	-
Total Investments in Securities:	164,566,781	161,391,935	2,099,612	1,075,234
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,749,530) - See accompanying schedule:
Unaffiliated issuers (cost $105,398,336)	$159,961,471
Fidelity Central Funds (cost $4,605,310)	4,605,310

Total Investment in Securities (cost $110,003,646)		$164,566,781
Receivable for investments sold		1,513,510
Receivable for fund shares sold		158,911
Dividends receivable		18,663
Distributions receivable from Fidelity Central Funds		12,661
Prepaid expenses		180
Total assets		166,270,706
Liabilities
Payable for investments purchased	$1,009,243
Payable for fund shares redeemed	17,987
Accrued management fee	88,439
Distribution and service plan fees payable	14,846
Other payables and accrued expenses	53,246
Collateral on securities loaned	1,854,853
Total liabilities		3,038,614
Net Assets		$163,232,092
Net Assets consist of:
Paid in capital		$103,535,532
Total accumulated earnings (loss)		59,696,560
Net Assets		$163,232,092

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($26,475,750 ÷ 1,170,933 shares)(a)		$22.61
Maximum offering price per share (100/94.25 of $22.61)		$23.99
Class M :
Net Asset Value and redemption price per share ($15,430,346 ÷ 689,269 shares)(a)		$22.39
Maximum offering price per share (100/96.50 of $22.39)		$23.20
Class C :
Net Asset Value and offering price per share ($3,277,505 ÷ 149,710 shares)(a)		$21.89
Fidelity Founders Fund :
Net Asset Value, offering price and redemption price per share ($104,215,349 ÷ 4,567,515 shares)		$22.82
Class I :
Net Asset Value, offering price and redemption price per share ($6,495,433 ÷ 284,695 shares)		$22.82
Class Z :
Net Asset Value, offering price and redemption price per share ($7,337,709 ÷ 320,170 shares)		$22.92
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended October 31, 2024 (Unaudited)
Investment Income
Dividends		$567,162
Income from Fidelity Central Funds (including $3,751 from security lending)		64,882
Total income		632,044
Expenses
Management fee
Basic fee	$515,161
Performance adjustment	(24,691)
Distribution and service plan fees	86,395
Custodian fees and expenses	3,053
Independent trustees' fees and expenses	297
Registration fees	27,740
Audit fees	23,688
Legal	1,039
Miscellaneous	3,932
Total expenses before reductions	636,614
Expense reductions	(235)
Total expenses after reductions		636,379
Net Investment income (loss)		(4,335)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,130)	6,877,309
Fidelity Central Funds	(51)
Foreign currency transactions	(190)
Total net realized gain (loss)		6,877,068
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $14,612)	14,152,571
Assets and liabilities in foreign currencies	153
Total change in net unrealized appreciation (depreciation)		14,152,724
Net gain (loss)		21,029,792
Net increase (decrease) in net assets resulting from operations		$21,025,457
Statement of Changes in Net Assets

	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,335)	$(51,032)
Net realized gain (loss)	6,877,068	2,531,081
Change in net unrealized appreciation (depreciation)	14,152,724	25,992,316
Net increase (decrease) in net assets resulting from operations	21,025,457	28,472,365
Distributions to shareholders	-	(98,999)

Share transactions - net increase (decrease)	6,193,708	14,124,777
Total increase (decrease) in net assets	27,219,165	42,498,143

Net Assets
Beginning of period	136,012,927	93,514,784
End of period	$163,232,092	$136,012,927

Financial Highlights
Fidelity Advisor® Founders Fund Class A

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.61	$15.07	$15.71	$18.71	$11.85	$10.85
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.04)	.07	- C,D	(.14)	(.05) E
Net realized and unrealized gain (loss)	3.02	4.58	(.38)	(1.88)	7.00	1.05
Total from investment operations	3.00	4.54	(.31)	(1.88)	6.86	1.00
Distributions from net investment income	-	-	(.07)	(.02)	-	- D
Distributions from net realized gain	-	-	(.26)	(1.11)	-	-
Total distributions	-	-	(.33)	(1.12) F	-	- D
Net asset value, end of period	$22.61	$19.61	$15.07	$15.71	$18.71	$11.85
Total Return G,H,I	15.30%	30.13%	(1.90)%	(10.74)%	57.89%	9.25%
Ratios to Average Net Assets B,J,K
Expenses before reductions	1.01% L	1.06%	1.24%	1.17%	1.25%	2.05%
Expenses net of fee waivers, if any	1.01 % L	1.05%	1.15%	1.15%	1.25%	1.25%
Expenses net of all reductions	1.01% L	1.05%	1.15%	1.15%	1.24%	1.25%
Net investment income (loss)	(.18)% L	(.21)%	.49%	-% C,M	(.83)%	(.47)% E
Supplemental Data
Net assets, end of period (000 omitted)	$26,476	$22,456	$13,884	$11,013	$11,606	$1,310
Portfolio turnover rate N	42 % L	31%	51%	47%	57%	82%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.19)%.
DAmount represents less than $.005 per share.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.70)%.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ITotal returns do not include the effect of the sales charges.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount represents less than .005%.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Founders Fund Class M

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.43	$14.97	$15.62	$18.62	$11.82	$10.85
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.08)	.03	(.04) C	(.17)	(.08) D
Net realized and unrealized gain (loss)	3.01	4.54	(.38)	(1.87)	6.97	1.05
Total from investment operations	2.96	4.46	(.35)	(1.91)	6.80	.97
Distributions from net investment income	-	-	(.04)	-	-	-
Distributions from net realized gain	-	-	(.26)	(1.09)	-	-
Total distributions	-	-	(.30)	(1.09)	-	-
Net asset value, end of period	$22.39	$19.43	$14.97	$15.62	$18.62	$11.82
Total Return E,F,G	15.23%	29.79%	(2.20)%	(10.93)%	57.53%	8.94%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.26% J	1.29%	1.44%	1.39%	1.46%	2.14%
Expenses net of fee waivers, if any	1.26 % J	1.28%	1.40%	1.38%	1.46%	1.50%
Expenses net of all reductions	1.26% J	1.28%	1.40%	1.38%	1.45%	1.50%
Net investment income (loss)	(.42)% J	(.44)%	.24%	(.24)% C	(1.04)%	(.72)% D
Supplemental Data
Net assets, end of period (000 omitted)	$15,430	$14,328	$8,354	$8,562	$7,357	$695
Portfolio turnover rate K	42 % J	31%	51%	47%	57%	82%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.42)%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.95)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Founders Fund Class C

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.05	$14.76	$15.43	$18.41	$11.75	$10.84
Income from Investment Operations
Net investment income (loss) A,B	(.10)	(.17)	(.04)	(.14) C	(.26)	(.13) D
Net realized and unrealized gain (loss)	2.94	4.46	(.37)	(1.84)	6.92	1.04
Total from investment operations	2.84	4.29	(.41)	(1.98)	6.66	.91
Distributions from net realized gain	-	-	(.26)	(1.00)	-	-
Total distributions	-	-	(.26)	(1.00)	-	-
Net asset value, end of period	$21.89	$19.05	$14.76	$15.43	$18.41	$11.75
Total Return E,F,G	14.91%	29.07%	(2.67)%	(11.40)%	56.68%	8.39%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.76% J	1.83%	2.01%	1.99%	2.04%	2.64%
Expenses net of fee waivers, if any	1.76 % J	1.83%	1.90%	1.91%	2.00%	2.00%
Expenses net of all reductions	1.76% J	1.82%	1.90%	1.91%	1.99%	2.00%
Net investment income (loss)	(.93)% J	(.98)%	(.26)%	(.76)% C	(1.58)%	(1.22)% D
Supplemental Data
Net assets, end of period (000 omitted)	$3,278	$3,085	$1,613	$1,717	$2,035	$335
Portfolio turnover rate K	42 % J	31%	51%	47%	57%	82%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.95)%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.45)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Founders Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.75	$15.16	$15.79	$18.80	$11.88	$10.86
Income from Investment Operations
Net investment income (loss) A,B	.01	.01	.11	.05 C	(.09)	(.02) D
Net realized and unrealized gain (loss)	3.06	4.60	(.39)	(1.89)	7.01	1.05
Total from investment operations	3.07	4.61	(.28)	(1.84)	6.92	1.03
Distributions from net investment income	-	(.02)	(.09)	(.04)	-	(.01)
Distributions from net realized gain	-	-	(.26)	(1.13)	-	-
Total distributions	-	(.02)	(.35)	(1.17)	-	(.01)
Net asset value, end of period	$22.82	$19.75	$15.16	$15.79	$18.80	$11.88
Total Return E,F	15.54%	30.42%	(1.69)%	(10.48)%	58.25%	9.49%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.72% I	.80%	.98%	.90%	.97%	1.70%
Expenses net of fee waivers, if any	.72 % I	.79%	.90%	.90%	.97%	1.00%
Expenses net of all reductions	.72% I	.79%	.90%	.90%	.97%	1.00%
Net investment income (loss)	.11% I	.06%	.74%	.25% C	(.56)%	(.22)% D
Supplemental Data
Net assets, end of period (000 omitted)	$104,215	$84,557	$62,601	$69,885	$96,052	$22,724
Portfolio turnover rate J	42 % I	31%	51%	47%	57%	82%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .06%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.45)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Founders Fund Class I

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.75	$15.16	$15.79	$18.81	$11.88	$10.86
Income from Investment Operations
Net investment income (loss) A,B	.01	.02	.11	.06 C	(.08)	(.02) D
Net realized and unrealized gain (loss)	3.06	4.60	(.39)	(1.89)	7.01	1.05
Total from investment operations	3.07	4.62	(.28)	(1.83)	6.93	1.03
Distributions from net investment income	-	(.03)	(.10)	(.05)	-	(.01)
Distributions from net realized gain	-	-	(.26)	(1.14)	-	-
Total distributions	-	(.03)	(.35) E	(1.19)	-	(.01)
Net asset value, end of period	$22.82	$19.75	$15.16	$15.79	$18.81	$11.88
Total Return F,G	15.54%	30.48%	(1.64)%	(10.45)%	58.33%	9.49%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.69% J	.74%	.88%	.85%	.93%	1.63%
Expenses net of fee waivers, if any	.69 % J	.73%	.88%	.85%	.93%	1.00%
Expenses net of all reductions	.69% J	.73%	.88%	.85%	.92%	1.00%
Net investment income (loss)	.14% J	.12%	.76%	.30% C	(.51)%	(.22)% D
Supplemental Data
Net assets, end of period (000 omitted)	$6,495	$4,792	$2,899	$1,263	$1,449	$467
Portfolio turnover rate K	42 % J	31%	51%	47%	57%	82%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .12%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.45)%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Founders Fund Class Z

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.83	$15.21	$15.83	$18.86	$11.90	$10.86
Income from Investment Operations
Net investment income (loss) A,B	.02	.04	.13	.07 C	(.07)	(.01) D
Net realized and unrealized gain (loss)	3.07	4.62	(.39)	(1.89)	7.03	1.06
Total from investment operations	3.09	4.66	(.26)	(1.82)	6.96	1.05
Distributions from net investment income	-	(.04)	(.10)	(.06)	-	(.01)
Distributions from net realized gain	-	-	(.26)	(1.15)	-	-
Total distributions	-	(.04)	(.36)	(1.21)	-	(.01)
Net asset value, end of period	$22.92	$19.83	$15.21	$15.83	$18.86	$11.90
Total Return E,F	15.58%	30.66%	(1.55)%	(10.37)%	58.49%	9.67%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.61% I	.63%	.78%	.76%	.83%	1.51%
Expenses net of fee waivers, if any	.61 % I	.63%	.75%	.75%	.83%	.85%
Expenses net of all reductions	.61% I	.63%	.75%	.75%	.82%	.85%
Net investment income (loss)	.23% I	.22%	.89%	.40% C	(.41)%	(.07)% D
Supplemental Data
Net assets, end of period (000 omitted)	$7,338	$6,795	$4,165	$18,186	$21,966	$6,839
Portfolio turnover rate J	42 % I	31%	51%	47%	57%	82%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.30)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024

1. Organization.
Fidelity Founders Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Founders Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$58,380,035
Gross unrealized depreciation	(4,478,514)
Net unrealized appreciation (depreciation)	$53,901,521
Tax cost	$110,665,260

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(564,216)
Total capital loss carryforward	$(564,216)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Founders Fund	37,938,739	31,278,460
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	0.72
Class M	0.71
Class C	0.72
Fidelity Founders Fund	0.72
Class I	0.65
Class Z	0.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.72
Class M	.71
Class C	.72
Fidelity Founders Fund	.67
Class I	.65
Class Z	.56

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Founders Fund	Russell 3000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Founders Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±0.10% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.03)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	31,237	1,299
Class M	.25%	.25%	38,636	-
Class C	.75%	.25%	16,522	1,801
			86,395	3,100

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	8,199
Class M	1,283
Class CA	155
9,637

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Founders Fund	401

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Founders Fund	1,085,705	774,303	105,310
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Founders Fund	101
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Founders Fund	400	68	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $235.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2024	Year ended April 30, 2024
Fidelity Founders Fund
Distributions to shareholders
Fidelity Founders Fund	-	78,648
Class I	-	6,222
Class Z	-	14,129
Total	$-	$98,999
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2024	Year ended April 30, 2024	Six months ended October 31, 2024	Year ended April 30, 2024
Fidelity Founders Fund
Class A
Shares sold	116,671	357,562	$2,497,954	$6,328,363
Shares redeemed	(91,140)	(133,442)	(1,968,327)	(2,302,213)
Net increase (decrease)	25,531	224,120	$529,627	$4,026,150
Class M
Shares sold	64,871	221,304	$1,378,986	$3,818,142
Shares redeemed	(112,854)	(41,973)	(2,374,509)	(723,828)
Net increase (decrease)	(47,983)	179,331	$(995,523)	$3,094,314
Class C
Shares sold	13,411	80,325	$279,910	$1,343,892
Shares redeemed	(25,596)	(27,722)	(532,533)	(486,933)
Net increase (decrease)	(12,185)	52,603	$(252,623)	$856,959
Fidelity Founders Fund
Shares sold	875,036	1,292,892	$19,122,797	$24,261,828
Reinvestment of distributions	-	4,059	-	73,069
Shares redeemed	(587,924)	(1,145,208)	(12,672,642)	(20,197,581)
Net increase (decrease)	287,112	151,743	$6,450,155	$4,137,316
Class I
Shares sold	60,808	150,025	$1,363,756	$2,648,431
Reinvestment of distributions	-	346	-	6,222
Shares redeemed	(18,726)	(99,004)	(405,853)	(1,764,775)
Net increase (decrease)	42,082	51,367	$957,903	$889,878
Class Z
Shares sold	8,632	120,849	$185,965	$2,052,346
Reinvestment of distributions	-	755	-	13,644
Shares redeemed	(31,112)	(52,719)	(681,796)	(945,830)
Net increase (decrease)	(22,480)	68,885	$(495,831)	$1,120,160
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Founders Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board considered that the fund has a variable unified management fee that covers expenses for services beyond portfolio management.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, 0.75%, and 0.90% through August 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9892519.100
RFFF-SANN-1224
Fidelity® Small Cap Stock Fund

Semi-Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Small Cap Stock Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.0%
GCI Liberty, Inc. Class A (Escrow) (a)(f)	112,550	0
Media - 0.7%
TechTarget, Inc. (b)	88,533	2,563
Thryv Holdings, Inc. (b)	391,773	5,634
		8,197
TOTAL COMMUNICATION SERVICES		8,197
CONSUMER DISCRETIONARY - 10.9%
Automobile Components - 0.6%
Patrick Industries, Inc.	56,226	7,083
Diversified Consumer Services - 4.6%
Grand Canyon Education, Inc. (b)	257,404	35,293
Laureate Education, Inc.	1,083,500	18,615
		53,908
Household Durables - 1.3%
Cavco Industries, Inc. (b)	11,749	4,815
Installed Building Products, Inc.	34,700	7,526
SharkNinja, Inc.	28,900	2,665
		15,006
Leisure Products - 0.2%
Games Workshop Group PLC	14,700	2,267
Specialty Retail - 2.8%
Boot Barn Holdings, Inc. (b)	24,400	3,039
Murphy U.S.A., Inc.	60,245	29,427
		32,466
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. (b)	119,500	12,884
Steven Madden Ltd.	91,700	4,124
		17,008
TOTAL CONSUMER DISCRETIONARY		127,738
CONSUMER STAPLES - 5.4%
Beverages - 0.8%
Coca-Cola Consolidated, Inc.	8,107	9,114
Consumer Staples Distribution & Retail - 3.2%
Performance Food Group Co. (b)	465,783	37,839
Food Products - 1.4%
Lassonde Industries, Inc. Class A (sub. vtg.)	39,284	4,978
Nomad Foods Ltd.	679,373	11,923
		16,901
TOTAL CONSUMER STAPLES		63,854
ENERGY - 4.4%
Energy Equipment & Services - 1.9%
Cactus, Inc. Class A	166,100	9,848
Kodiak Gas Services, Inc.	173,700	5,538
TechnipFMC PLC	124,600	3,326
Tidewater, Inc. (b)	58,700	3,526
		22,238
Oil, Gas & Consumable Fuels - 2.5%
CONSOL Energy, Inc.	43,578	4,834
Gulfport Energy Corp. (b)	40,400	5,593
Northern Oil & Gas, Inc. (c)	435,304	15,780
South Bow Corp.	135,200	3,376
		29,583
TOTAL ENERGY		51,821
FINANCIALS - 17.8%
Banks - 4.5%
ConnectOne Bancorp, Inc.	316,098	7,662
Eastern Bankshares, Inc.	945,900	15,447
Metropolitan Bank Holding Corp. (b)	110,402	5,907
Southstate Corp. (c)	140,200	13,674
Synovus Financial Corp.	194,900	9,720
		52,410
Capital Markets - 3.0%
P10, Inc. Class A	231,000	2,553
Perella Weinberg Partners Class A	53,900	1,090
Piper Sandler Cos.	43,400	12,310
Stifel Financial Corp.	100,300	10,393
StoneX Group, Inc. (b)	105,797	9,526
		35,872
Consumer Finance - 2.1%
FirstCash Holdings, Inc.	242,200	25,060
Financial Services - 1.0%
EVERTEC, Inc.	352,200	11,538
Insurance - 7.2%
Primerica, Inc.	71,501	19,792
Selective Insurance Group, Inc.	324,088	29,434
The Baldwin Insurance Group, Inc. Class A, (b)	642,800	29,736
TWFG, Inc. Class A	183,471	5,952
		84,914
TOTAL FINANCIALS		209,794
HEALTH CARE - 12.9%
Biotechnology - 5.6%
ADMA Biologics, Inc. (b)	180,600	2,946
AnaptysBio, Inc. (b)	50,600	1,094
Annexon, Inc. (b)	194,903	1,427
Arcellx, Inc. (b)	27,900	2,351
Astria Therapeutics, Inc. (b)	156,600	1,751
Autolus Therapeutics PLC ADR (b)	334,300	1,127
Celldex Therapeutics, Inc. (b)	82,344	2,146
Cogent Biosciences, Inc. (b)	169,000	1,942
Crinetics Pharmaceuticals, Inc. (b)	86,800	4,857
Cytokinetics, Inc. (b)	91,425	4,663
Day One Biopharmaceuticals, Inc. (b)	89,600	1,319
Dyne Therapeutics, Inc. (b)	64,800	1,870
Halozyme Therapeutics, Inc. (b)	100,700	5,092
Immunovant, Inc. (b)	76,600	2,241
Keros Therapeutics, Inc. (b)	49,342	2,864
Merus BV (b)	32,400	1,618
Moonlake Immunotherapeutics Class A (b)	36,200	1,680
Perspective Therapeutics, Inc. (b)	74,700	882
Q32 Bio, Inc. (b)	15,300	723
Revolution Medicines, Inc. (b)	69,100	3,697
Spyre Therapeutics, Inc. (b)	64,800	2,108
Vaxcyte, Inc. (b)	71,635	7,618
Viking Therapeutics, Inc. (b)(c)	78,300	5,680
Viridian Therapeutics, Inc. (b)	117,200	2,528
Xenon Pharmaceuticals, Inc. (b)	49,805	2,047
		66,271
Health Care Equipment & Supplies - 2.6%
Ceribell, Inc.	60,919	1,602
Lantheus Holdings, Inc. (b)	46,400	5,097
Masimo Corp. (b)	33,800	4,868
Merit Medical Systems, Inc. (b)	98,100	9,679
Penumbra, Inc. (b)	16,900	3,868
TransMedics Group, Inc. (b)(c)	69,871	5,727
		30,841
Health Care Providers & Services - 3.6%
BrightSpring Health Services, Inc. (b)	177,000	2,650
Chemed Corp.	25,963	14,026
GeneDx Holdings Corp. Class A (b)	10,800	882
Option Care Health, Inc. (b)	103,200	2,378
Owens & Minor, Inc. (b)	561,430	7,136
PACS Group, Inc.	351,900	15,019
		42,091
Health Care Technology - 0.3%
Evolent Health, Inc. Class A (b)	174,921	4,084
Life Sciences Tools & Services - 0.3%
Maravai LifeSciences Holdings, Inc. Class A (b)	454,700	3,369
Pharmaceuticals - 0.5%
Elanco Animal Health, Inc. (b)	39,100	494
Enliven Therapeutics, Inc. (b)	103,700	2,888
Neumora Therapeutics, Inc. (b)	86,600	992
Structure Therapeutics, Inc. ADR (b)	34,800	1,432
		5,806
TOTAL HEALTH CARE		152,462
INDUSTRIALS - 17.9%
Aerospace & Defense - 2.4%
Cadre Holdings, Inc.	83,658	2,909
Kratos Defense & Security Solutions, Inc. (b)	122,400	2,781
Leonardo DRS, Inc. (b)	447,569	13,458
StandardAero, Inc.	29,800	860
V2X, Inc. (b)	137,200	8,452
		28,460
Building Products - 1.3%
AAON, Inc.	33,700	3,849
AZZ, Inc.	5,289	403
Tecnoglass, Inc. (c)	117,500	8,052
UFP Industries, Inc.	28,000	3,426
		15,730
Commercial Services & Supplies - 0.4%
The Brink's Co.	40,600	4,173
Construction & Engineering - 3.9%
Bowman Consulting Group Ltd. (b)	113,501	2,304
Centuri Holdings, Inc.	200,500	3,763
Construction Partners, Inc. Class A (b)	44,900	3,535
Fluor Corp. (b)	155,200	8,114
IES Holdings, Inc. (b)	44,714	9,777
Sterling Construction Co., Inc. (b)	60,147	9,290
Willscot Holdings Corp. (b)	278,459	9,228
		46,011
Electrical Equipment - 0.5%
Nextracker, Inc. Class A (b)	132,700	5,284
Ground Transportation - 0.0%
Proficient Auto Logistics, Inc.	58,000	475
Machinery - 0.5%
Beijer Alma AB (B Shares)	90,097	1,448
REV Group, Inc.	166,900	4,423
		5,871
Professional Services - 5.0%
BayCurrent Consulting, Inc.	105,800	3,438
CBIZ, Inc. (b)	128,100	8,830
ExlService Holdings, Inc. (b)	195,800	8,159
Genpact Ltd.	346,700	13,234
Kforce, Inc.	104,773	6,055
Maximus, Inc.	126,997	10,978
UL Solutions, Inc. Class A	50,900	2,645
WNS Holdings Ltd.	117,800	5,653
		58,992
Trading Companies & Distributors - 3.9%
Applied Industrial Technologies, Inc.	61,400	14,220
Beacon Roofing Supply, Inc. (b)	209,600	19,298
GMS, Inc. (b)	120,600	10,841
Transcat, Inc. (b)	12,500	1,195
		45,554
TOTAL INDUSTRIALS		210,550
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 4.8%
Ciena Corp. (b)	425,100	26,998
Lumentum Holdings, Inc. (b)	471,437	30,111
		57,109
Electronic Equipment, Instruments & Components - 4.8%
ePlus, Inc. (b)	48,024	4,272
Fabrinet (b)	28,800	6,940
Insight Enterprises, Inc. (b)	137,306	24,018
Kraken Robotics, Inc. (b)	7,142,500	10,260
Napco Security Technologies, Inc.	91,400	3,517
Sanmina Corp. (b)	98,900	6,933
		55,940
Semiconductors & Semiconductor Equipment - 3.2%
Allegro MicroSystems LLC (b)	249,400	5,197
Diodes, Inc. (b)	130,402	7,626
Nova Ltd. (b)	19,900	3,687
Penguin Solutions, Inc. (b)	419,700	6,316
Silicon Motion Tech Corp. sponsored ADR	271,754	14,623
		37,449
Software - 3.0%
Cellebrite DI Ltd. (b)	574,900	10,434
Intapp, Inc. (b)	89,808	4,506
Lumine Group, Inc. (b)	25,500	594
Rapid7, Inc. (b)	150,800	6,095
SPS Commerce, Inc. (b)	25,400	4,191
Tenable Holdings, Inc. (b)	186,200	7,375
Varonis Systems, Inc. (b)	53,900	2,715
		35,910
TOTAL INFORMATION TECHNOLOGY		186,408
MATERIALS - 6.6%
Chemicals - 3.3%
Cabot Corp.	66,083	7,126
Hawkins, Inc.	60,509	6,468
Olin Corp.	370,100	15,185
Tronox Holdings PLC	862,109	10,449
		39,228
Construction Materials - 1.2%
Eagle Materials, Inc.	49,500	14,130
Containers & Packaging - 1.2%
Graphic Packaging Holding Co.	496,700	14,037
Metals & Mining - 0.9%
ATI, Inc. (b)	64,800	3,416
Carpenter Technology Corp.	45,600	6,817
		10,233
TOTAL MATERIALS		77,628
REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.5%
Acadia Realty Trust (SBI)	449,500	11,008
Agree Realty Corp.	51,300	3,809
CareTrust (REIT), Inc.	222,000	7,253
Four Corners Property Trust, Inc.	145,800	4,018
Tanger, Inc.	172,500	5,732
Terreno Realty Corp.	91,564	5,489
The Macerich Co.	175,600	3,284
		40,593
Real Estate Management & Development - 0.1%
Compass, Inc. Class A (b)	236,600	1,502
TOTAL REAL ESTATE		42,095
UTILITIES - 3.6%
Electric Utilities - 0.5%
TXNM Energy, Inc.	150,300	6,544
Gas Utilities - 3.1%
Brookfield Infrastructure Corp. A Shares	580,126	23,832
Southwest Gas Holdings, Inc.	166,100	12,167
		35,999
TOTAL UTILITIES		42,543
TOTAL COMMON STOCKS (Cost $982,885)		1,173,090

Money Market Funds - 0.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.87% (d)	1,661,331	1,662
Fidelity Securities Lending Cash Central Fund 4.87% (d)(e)	9,478,810	9,480
TOTAL MONEY MARKET FUNDS (Cost $11,142)		11,142

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $994,027)	1,184,232
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(6,178)
NET ASSETS - 100.0%	1,178,054

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Level 3 security
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	2,755	144,354	145,447	130	-	-	1,662	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	8,634	148,121	147,275	28	-	-	9,480	0.0%
Total	11,389	292,475	292,722	158	-	-	11,142

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	8,197	8,197	-	-
Consumer Discretionary	127,738	127,738	-	-
Consumer Staples	63,854	63,854	-	-
Energy	51,821	51,821	-	-
Financials	209,794	209,794	-	-
Health Care	152,462	152,462	-	-
Industrials	210,550	207,112	3,438	-
Information Technology	186,408	186,408	-	-
Materials	77,628	77,628	-	-
Real Estate	42,095	42,095	-	-
Utilities	42,543	42,543	-	-

Money Market Funds	11,142	11,142	-	-
Total Investments in Securities:	1,184,232	1,180,794	3,438	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited) Amounts in thousands (except per-share amount)
Assets
Investment in securities, at value (including securities loaned of $9,330) - See accompanying schedule:
Unaffiliated issuers (cost $982,885)	$1,173,090
Fidelity Central Funds (cost $11,142)	11,142

Total Investment in Securities (cost $994,027)		$1,184,232
Cash		647
Receivable for investments sold		10,535
Receivable for fund shares sold		200
Dividends receivable		370
Distributions receivable from Fidelity Central Funds		21
Prepaid expenses		1
Other receivables		11
Total assets		1,196,017
Liabilities
Payable for investments purchased	$6,977
Payable for fund shares redeemed	604
Accrued management fee	840
Other payables and accrued expenses	67
Collateral on securities loaned	9,475
Total liabilities		17,963
Net Assets		$1,178,054
Net Assets consist of:
Paid in capital		$970,230
Total accumulated earnings (loss)		207,824
Net Assets		$1,178,054
Net Asset Value, offering price and redemption price per share ($1,178,054 ÷ 63,133 shares)		$18.66
Statement of Operations
Six months ended October 31, 2024 (Unaudited) Amounts in thousands
Investment Income
Dividends		$5,052
Income from Fidelity Central Funds (including $28 from security lending)		158
Total income		5,210
Expenses
Management fee
Basic fee	$4,809
Performance adjustment	295
Custodian fees and expenses	18
Independent trustees' fees and expenses	2
Registration fees	8
Audit fees	28
Legal	5
Miscellaneous	21
Total expenses		5,186
Net Investment income (loss)		24
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	28,377
Foreign currency transactions	15
Total net realized gain (loss)		28,392
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	93,975
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		93,978
Net gain (loss)		122,370
Net increase (decrease) in net assets resulting from operations		$122,394
Statement of Changes in Net Assets

Amount in thousands	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24	$506
Net realized gain (loss)	28,392	83,511
Change in net unrealized appreciation (depreciation)	93,978	63,842
Net increase (decrease) in net assets resulting from operations	122,394	147,859
Distributions to shareholders	-	(211)

Share transactions
Proceeds from sales of shares	33,000	52,723
Reinvestment of distributions	-	202
Cost of shares redeemed	(84,676)	(261,683)

Net increase (decrease) in net assets resulting from share transactions	(51,676)	(208,758)
Total increase (decrease) in net assets	70,718	(61,110)

Net Assets
Beginning of period	1,107,336	1,168,446
End of period	$1,178,054	$1,107,336

Other Information
Shares
Sold	1,782	3,283
Issued in reinvestment of distributions	-	13
Redeemed	(4,625)	(16,503)
Net increase (decrease)	(2,843)	(13,207)

Financial Highlights
Fidelity® Small Cap Stock Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.78	$14.76	$16.44	$23.58	$14.00	$16.89
Income from Investment Operations
Net investment income (loss) A,B	- C	.01	- C	.02	(.01)	.05
Net realized and unrealized gain (loss)	1.88	2.01	(.54)	(2.57)	9.59	(2.88)
Total from investment operations	1.88	2.02	(.54)	(2.55)	9.58	(2.83)
Distributions from net investment income	-	- C	-	(.05)	-	(.06)
Distributions from net realized gain	-	-	(1.14)	(4.54)	-	-
Total distributions	-	- C	(1.14)	(4.59)	-	(.06)
Net asset value, end of period	$18.66	$16.78	$14.76	$16.44	$23.58	$14.00
Total Return D,E	11.20%	13.71%	(3.33)%	(13.53)%	68.43%	(16.85)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.88% H	.87%	.77%	.90%	.88%	.91%
Expenses net of fee waivers, if any	.88 % H	.86%	.77%	.89%	.88%	.91%
Expenses net of all reductions	.88% H	.86%	.77%	.89%	.86%	.90%
Net investment income (loss)	-% H,I	.04%	(.02)%	.10%	(.05)%	.27%
Supplemental Data
Net assets, end of period (in millions)	$1,178	$1,107	$1,168	$1,258	$1,609	$1,097
Portfolio turnover rate J	102 % H	78%	74% K	135% K	123% K	65% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Small Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$242,308
Gross unrealized depreciation	(52,974)
Net unrealized appreciation (depreciation)	$189,334
Tax cost	$994,898

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(3,749)

The Fund elected to defer to its next fiscal year approximately $634 of ordinary losses recognized during the period January 1, 2023 to April 30, 2024.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Stock Fund	603,130	659,754
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Small Cap Stock Fund	.82

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Small Cap Stock Fund	.81

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Small Cap Stock Fund	Russell 2000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .05%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Small Cap Stock Fund	21

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Stock Fund	42,000	63,170	1,012
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Small Cap Stock Fund	1
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Small Cap Stock Fund	3	-A	-

A Amount represents less than five hundred dollars.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Small Cap Stock Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a fee based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the management fee, the fund will receive investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the fund's pro forma management fee rate as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.711817.126
SLCX-SANN-1224
Fidelity® Mid-Cap Stock Fund

Semi-Annual Report
October 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Mid-Cap Stock Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.1%
Entertainment - 1.9%
Capcom Co. Ltd.	868,800	17,192
Liberty Media Corp. Liberty Formula One Class A (a)	311,916	23,157
Live Nation Entertainment, Inc. (a)	341,777	40,036
TKO Group Holdings, Inc. (a)	523,623	61,143
		141,528
Interactive Media & Services - 0.2%
Pinterest, Inc. Class A (a)	593,900	18,880
TOTAL COMMUNICATION SERVICES		160,408
CONSUMER DISCRETIONARY - 13.1%
Automobile Components - 0.3%
Autoliv, Inc.	215,100	19,978
Diversified Consumer Services - 1.5%
Duolingo, Inc. Class A (a)	159,054	46,598
Service Corp. International	833,227	68,033
		114,631
Hotels, Restaurants & Leisure - 4.4%
Aramark	1,154,733	43,684
Caesars Entertainment, Inc. (a)	460,707	18,451
Churchill Downs, Inc.	559,609	78,401
Domino's Pizza, Inc.	45,998	19,031
Flutter Entertainment PLC (a)	175,552	41,063
Light & Wonder, Inc. Class A (a)	213,893	20,059
Texas Roadhouse, Inc.	254,591	48,657
Wyndham Hotels & Resorts, Inc. (b)	648,899	57,311
		326,657
Household Durables - 1.9%
D.R. Horton, Inc.	213,419	36,068
NVR, Inc. (a)	5,224	47,814
Toll Brothers, Inc.	409,140	59,914
		143,796
Specialty Retail - 2.8%
Burlington Stores, Inc. (a)	290,661	72,017
Floor & Decor Holdings, Inc. Class A (a)	374,287	38,570
Group 1 Automotive, Inc.	1,200	437
JD Sports Fashion PLC	13,023,034	20,823
Williams-Sonoma, Inc.	588,192	78,894
		210,741
Textiles, Apparel & Luxury Goods - 2.2%
Brunello Cucinelli SpA	787,851	77,814
PVH Corp.	356,109	35,062
Ralph Lauren Corp. Class A	100,172	19,827
Tapestry, Inc.	741,367	35,178
		167,881
TOTAL CONSUMER DISCRETIONARY		983,684
CONSUMER STAPLES - 3.9%
Beverages - 0.6%
Keurig Dr. Pepper, Inc.	1,218,668	40,155
Consumer Staples Distribution & Retail - 2.9%
BJ's Wholesale Club Holdings, Inc. (a)	968,151	82,031
Maplebear, Inc. (NASDAQ) (a)	657,405	28,992
Performance Food Group Co. (a)	1,316,252	106,947
		217,970
Food Products - 0.4%
Bowery Farming, Inc. (a)(c)	719,146	0
Bowery Farming, Inc. warrants (a)(c)(d)	252,678	0
Nomad Foods Ltd.	1,732,629	30,408
		30,408
TOTAL CONSUMER STAPLES		288,533
ENERGY - 4.9%
Energy Equipment & Services - 0.8%
Expro Group Holdings NV (a)	1,330,530	16,964
Kodiak Gas Services, Inc.	406,500	12,959
TechnipFMC PLC	1,038,303	27,712
		57,635
Oil, Gas & Consumable Fuels - 4.1%
Cameco Corp.	223,225	11,657
Cenovus Energy, Inc. (Canada)	1,146,700	18,440
Cheniere Energy, Inc.	307,277	58,807
CONSOL Energy, Inc.	14,849	1,647
Energy Transfer LP	2,344,446	38,636
Imperial Oil Ltd. (b)	1,366,774	101,991
Parkland Corp.	696,948	16,218
Range Resources Corp.	1,831,001	54,985
South Bow Corp.	353,800	8,835
		311,216
TOTAL ENERGY		368,851
FINANCIALS - 14.1%
Banks - 4.7%
BOK Financial Corp.	118,748	12,615
East West Bancorp, Inc.	352,452	34,361
First Citizens Bancshares, Inc.	10,500	20,342
Huntington Bancshares, Inc.	3,722,441	58,033
KeyCorp	1,159,700	20,005
M&T Bank Corp.	441,944	86,038
Western Alliance Bancorp.	420,000	34,948
Wintrust Financial Corp.	762,333	88,347
		354,689
Capital Markets - 2.8%
Blue Owl Capital, Inc. Class A	1,634,370	36,545
Cboe Global Markets, Inc.	185,103	39,532
Houlihan Lokey Class A	252,018	43,541
Raymond James Financial, Inc.	368,181	54,572
Stifel Financial Corp.	319,447	33,101
		207,291
Financial Services - 1.5%
Flywire Corp. (a)	769,222	13,400
Radian Group, Inc.	1,104,937	38,573
Shift4 Payments, Inc. Class A (a)(b)	205,289	18,566
Toast, Inc. (a)	1,261,376	37,879
		108,418
Insurance - 5.1%
American Financial Group, Inc.	774,295	99,830
Arch Capital Group Ltd. (a)	532,767	52,510
Beazley PLC	2,657,912	25,893
First American Financial Corp.	1,208,112	77,500
Hartford Financial Services Group, Inc.	330,678	36,520
Reinsurance Group of America, Inc.	358,400	75,651
Stewart Information Services Corp.	240,738	16,563
		384,467
TOTAL FINANCIALS		1,054,865
HEALTH CARE - 8.9%
Biotechnology - 1.7%
Arcellx, Inc. (a)	83,800	7,062
Argenx SE (a)	21,300	12,560
Crinetics Pharmaceuticals, Inc. (a)	132,400	7,409
Exact Sciences Corp. (a)	252,224	17,386
Repligen Corp. (a)	276,465	37,121
United Therapeutics Corp. (a)	122,300	45,737
		127,275
Health Care Equipment & Supplies - 1.8%
Hologic, Inc. (a)	698,134	56,458
Inspire Medical Systems, Inc. (a)	84,518	16,484
Insulet Corp. (a)	83,600	19,356
Masimo Corp. (a)	311,725	44,892
		137,190
Health Care Providers & Services - 2.9%
Chemed Corp.	73,973	39,963
LifeStance Health Group, Inc. (a)	1,666,605	11,183
Molina Healthcare, Inc. (a)	228,844	73,509
Option Care Health, Inc. (a)	1,373,300	31,641
Tenet Healthcare Corp. (a)	386,566	59,925
		216,221
Life Sciences Tools & Services - 1.2%
Avantor, Inc. (a)(b)	2,563,497	57,345
Bruker Corp.	551,138	31,200
		88,545
Pharmaceuticals - 1.3%
Recordati SpA	616,348	34,930
UCB SA	318,936	61,336
		96,266
TOTAL HEALTH CARE		665,497
INDUSTRIALS - 22.9%
Aerospace & Defense - 3.7%
Axon Enterprise, Inc. (a)	48,587	20,577
BWX Technologies, Inc.	628,269	76,492
Huntington Ingalls Industries, Inc.	167,292	30,942
Space Exploration Technologies Corp. (a)(c)(d)	667,500	78,044
StandardAero, Inc.	177,000	5,106
Woodward, Inc.	405,889	66,602
		277,763
Building Products - 3.3%
AAON, Inc.	378,400	43,221
Builders FirstSource, Inc. (a)	99,800	17,106
Carlisle Companies, Inc.	163,338	68,966
Fortune Brands Innovations, Inc.	972,220	81,015
Simpson Manufacturing Co. Ltd.	210,652	37,873
		248,181
Commercial Services & Supplies - 1.3%
CECO Environmental Corp. (a)	237,248	5,647
GFL Environmental, Inc.	1,462,253	61,174
RB Global, Inc.	324,791	27,523
		94,344
Construction & Engineering - 3.5%
AECOM	937,141	100,087
Centuri Holdings, Inc.	279,440	5,245
Comfort Systems U.S.A., Inc.	139,607	54,592
EMCOR Group, Inc.	146,145	65,191
Quanta Services, Inc.	123,600	37,281
		262,396
Electrical Equipment - 2.9%
Acuity Brands, Inc.	281,434	84,624
nVent Electric PLC	985,577	73,494
Prysmian SpA	266,000	18,755
Vertiv Holdings Co.	356,942	39,010
		215,883
Machinery - 4.3%
Allison Transmission Holdings, Inc.	784,164	83,796
Atmus Filtration Technologies, Inc.	487,452	18,981
Chart Industries, Inc. (a)(b)	322,188	38,895
Crane Co.	382,439	60,150
Energy Recovery, Inc. (a)	582,501	10,403
Ingersoll Rand, Inc.	199,120	19,116
ITT, Inc.	352,707	49,421
Westinghouse Air Brake Tech Co.	218,800	41,130
		321,892
Professional Services - 2.3%
FTI Consulting, Inc. (a)	96,391	18,804
Leidos Holdings, Inc.	364,905	66,836
TransUnion	862,611	87,382
		173,022
Trading Companies & Distributors - 1.6%
Applied Industrial Technologies, Inc.	172,084	39,853
Watsco, Inc.	165,143	78,114
		117,967
TOTAL INDUSTRIALS		1,711,448
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.5%
Ciena Corp. (a)	1,185,981	75,322
Lumentum Holdings, Inc. (a)	541,179	34,565
		109,887
Electronic Equipment, Instruments & Components - 3.2%
Belden, Inc.	322,102	36,678
Coherent Corp. (a)	615,578	56,904
Crane NXT Co.	353,440	19,181
Fabrinet (a)	247,236	59,576
Flex Ltd. (a)	2,009,432	69,667
		242,006
IT Services - 0.5%
Wix.com Ltd. (a)	223,095	37,284
Semiconductors & Semiconductor Equipment - 1.2%
Allegro MicroSystems LLC (a)	743,754	15,500
First Solar, Inc. (a)	79,944	15,548
ON Semiconductor Corp. (a)	297,753	20,989
Onto Innovation, Inc. (a)	214,851	42,611
		94,648
Software - 2.9%
DocuSign, Inc. (a)	276,400	19,177
Dynatrace, Inc. (a)	1,383,755	74,446
Manhattan Associates, Inc. (a)	232,325	61,185
Monday.com Ltd. (a)	144,198	42,375
Sage Group PLC	1,480,000	18,500
		215,683
Technology Hardware, Storage & Peripherals - 0.1%
Pure Storage, Inc. Class A (a)	114,500	5,731
TOTAL INFORMATION TECHNOLOGY		705,239
MATERIALS - 7.0%
Chemicals - 2.1%
Axalta Coating Systems Ltd. (a)	1,134,979	43,038
Cabot Corp.	484,221	52,214
CF Industries Holdings, Inc.	471,927	38,807
Element Solutions, Inc.	719,700	19,504
		153,563
Construction Materials - 0.6%
Eagle Materials, Inc.	161,721	46,165
Containers & Packaging - 2.5%
Aptargroup, Inc.	234,091	39,306
Avery Dennison Corp.	90,578	18,752
Crown Holdings, Inc.	726,313	67,947
Graphic Packaging Holding Co.	1,526,874	43,149
International Paper Co.	392,200	21,783
		190,937
Metals & Mining - 1.3%
ATI, Inc. (a)	293,702	15,481
Teck Resources Ltd. Class B	744,500	34,612
Wheaton Precious Metals Corp.	721,400	47,620
		97,713
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	353,356	34,947
TOTAL MATERIALS		523,325
REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 4.9%
Acadia Realty Trust (SBI)	830,910	20,349
CubeSmart	1,673,276	80,050
Essex Property Trust, Inc.	90,655	25,733
NNN (REIT), Inc.	1,318,118	57,259
Omega Healthcare Investors, Inc.	1,113,390	47,286
Tanger, Inc.	584,365	19,418
Terreno Realty Corp.	581,004	34,831
The Macerich Co.	1,065,477	19,924
Ventas, Inc.	906,492	59,366
		364,216
Real Estate Management & Development - 1.6%
Compass, Inc. Class A (a)	1,966,000	12,484
Jones Lang LaSalle, Inc. (a)	345,915	93,729
Zillow Group, Inc. Class C (a)	209,100	12,565
		118,778
TOTAL REAL ESTATE		482,994
UTILITIES - 2.5%
Electric Utilities - 0.7%
IDACORP, Inc.	245,777	25,433
TXNM Energy, Inc.	693,695	30,203
		55,636
Independent Power and Renewable Electricity Producers - 1.0%
The AES Corp.	965,785	15,926
Vistra Corp.	443,345	55,400
		71,326
Multi-Utilities - 0.8%
NiSource, Inc.	1,666,712	58,602
TOTAL UTILITIES		185,564
TOTAL COMMON STOCKS (Cost $5,504,922)		7,130,408

Convertible Preferred Stocks - 0.6%
	Shares	Value ($) (000s)
HEALTH CARE - 0.3%
Biotechnology - 0.3%
National Resilience, Inc. Series B (a)(c)(d)	711,831	24,188
INDUSTRIALS - 0.3%
Construction & Engineering - 0.3%
Beta Technologies, Inc. Series B, 6.00% (a)(c)(d)	145,591	19,329
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $24,745)		43,517

Money Market Funds - 6.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.87% (e)	377,509,467	377,585
Fidelity Securities Lending Cash Central Fund 4.87% (e)(f)	113,321,655	113,333
TOTAL MONEY MARKET FUNDS (Cost $490,916)		490,918

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $6,020,583)	7,664,843
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(183,803)
NET ASSETS - 100.0%	7,481,040

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	213	Dec 2024	66,320	(993)	(993)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $121,561,000 or 1.6% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	15,021

Bowery Farming, Inc. warrants	10/25/23	0

National Resilience, Inc. Series B	12/01/20	9,724

Space Exploration Technologies Corp.	4/08/16	6,436

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	54,469	1,850,687	1,527,572	1,340	1	-	377,585	0.7%
Fidelity Securities Lending Cash Central Fund 4.87%	125,060	673,304	685,031	114	-	-	113,333	0.5%
Total	179,529	2,523,991	2,212,603	1,454	1	-	490,918

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	160,408	143,216	17,192	-
Consumer Discretionary	983,684	983,684	-	-
Consumer Staples	288,533	288,533	-	-
Energy	368,851	368,851	-	-
Financials	1,054,865	1,054,865	-	-
Health Care	689,685	652,937	12,560	24,188
Industrials	1,730,777	1,633,404	-	97,373
Information Technology	705,239	705,239	-	-
Materials	523,325	523,325	-	-
Real Estate	482,994	482,994	-	-
Utilities	185,564	185,564	-	-

Money Market Funds	490,918	490,918	-	-
Total Investments in Securities:	7,664,843	7,513,530	29,752	121,561
Derivative Instruments: Liabilities
Futures Contracts	(993)	(993)	-	-
Total Liabilities	(993)	(993)	-	-
Total Derivative Instruments:	(993)	(993)	-	-
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Industrials
Beginning Balance	$173,879
Net Realized Gain (Loss) on Investment Securities	94,335
Net Unrealized Gain (Loss) on Investment Securities	(65,841)
Cost of Purchases	-
Proceeds of Sales	(105,000)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$97,373
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2024	$(48,415)
Other Investments in Securities
Beginning Balance	$36,451
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	28,627
Cost of Purchases	-
Proceeds of Sales	(40,890)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$24,188
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2024	$(11,930)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(993)
Total Equity Risk	0	(993)
Total Value of Derivatives	0	(993)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited) Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value (including securities loaned of $109,112) - See accompanying schedule:
Unaffiliated issuers (cost $5,529,667)	$7,173,925
Fidelity Central Funds (cost $490,916)	490,918

Total Investment in Securities (cost $6,020,583)		$7,664,843
Segregated cash with brokers for derivative instruments		20,038
Cash		17
Receivable for investments sold		340,229
Receivable for fund shares sold		1,517
Dividends receivable		3,569
Distributions receivable from Fidelity Central Funds		458
Prepaid expenses		9
Other receivables		406
Total assets		8,031,086
Liabilities
Payable to custodian bank	$2
Payable for investments purchased	83,855
Payable for fund shares redeemed	344,555
Accrued management fee	4,464
Payable for daily variation margin on futures contracts	3,362
Other payables and accrued expenses	496
Collateral on securities loaned	113,312
Total liabilities		550,046
Net Assets		$7,481,040
Net Assets consist of:
Paid in capital		$4,813,180
Total accumulated earnings (loss)		2,667,860
Net Assets		$7,481,040

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($134 ÷ 3 shares)(a)(b)		$43.25
Maximum offering price per share (100/94.25 of $43.25)		$45.89
Class M :
Net Asset Value and redemption price per share ($99 ÷ 2 shares)(a)(b)		$43.25
Maximum offering price per share (100/96.50 of $43.25)		$44.82
Class C :
Net Asset Value and offering price per share ($101 ÷ 2 shares)(a)(b)		$43.23
Mid-Cap Stock :
Net Asset Value, offering price and redemption price per share ($6,722,951 ÷ 155,389 shares)		$43.27
Class K :
Net Asset Value, offering price and redemption price per share ($757,341 ÷ 17,476 shares)		$43.34
Class I :
Net Asset Value, offering price and redemption price per share ($99 ÷ 2 shares)(b)		$43.26
Class Z :
Net Asset Value, offering price and redemption price per share ($315 ÷ 7 shares)(b)		$43.26
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Six months ended October 31, 2024 (Unaudited) Amounts in thousands
Investment Income
Dividends		$50,913
Income from Fidelity Central Funds (including $114 from security lending)		1,454
Total income		52,367
Expenses
Management fee
Basic fee	$22,737
Performance adjustment	2,310
Custodian fees and expenses	46
Independent trustees' fees and expenses	15
Registration fees	52
Audit fees	50
Legal	4
Interest	28
Miscellaneous	94
Total expenses before reductions	25,336
Expense reductions	(1)
Total expenses after reductions		25,335
Net Investment income (loss)		27,032
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	340,626
Redemptions in-kind	651,108
Fidelity Central Funds	1
Foreign currency transactions	95
Futures contracts	2,061
Total net realized gain (loss)		993,891
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(325,429)
Assets and liabilities in foreign currencies	16
Futures contracts	(993)
Total change in net unrealized appreciation (depreciation)		(326,406)
Net gain (loss)		667,485
Net increase (decrease) in net assets resulting from operations		$694,517
Statement of Changes in Net Assets

Amount in thousands	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,032	$61,329
Net realized gain (loss)	993,891	601,626
Change in net unrealized appreciation (depreciation)	(326,406)	180,423
Net increase (decrease) in net assets resulting from operations	694,517	843,378
Distributions to shareholders	(384,875)	(191,238)

Share transactions - net increase (decrease)	(68,500)	(1,279,615)
Total increase (decrease) in net assets	241,142	(627,475)

Net Assets
Beginning of period	7,239,898	7,867,373
End of period	$7,481,040	$7,239,898

Financial Highlights
Fidelity Advisor® Mid-Cap Stock Fund Class A

Six months ended (Unaudited) October 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$43.51
Income from Investment Operations
Net realized and unrealized gain (loss)	(.26) D
Total from investment operations	(.26)
Net asset value, end of period	$43.25
Total Return E,F,G	(.60) %
Ratios to Average Net Assets C,H,I
Expenses before reductions	.98% J
Expenses net of fee waivers, if any	.98 % J
Expenses net of all reductions	.98% J
Net investment income (loss)	(.03)% J
Supplemental Data
Net assets, end of period (in millions)	$0 K
Portfolio turnover rate L	58 % J,M

AFor the period October 8, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount represents less than $500,000.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid-Cap Stock Fund Class M

Six months ended (Unaudited) October 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$43.51
Income from Investment Operations
Net investment income (loss) B,C	(.01)
Net realized and unrealized gain (loss)	(.25) D
Total from investment operations	(.26)
Net asset value, end of period	$43.25
Total Return E,F,G	(.60) %
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.23% J
Expenses net of fee waivers, if any	1.23 % J
Expenses net of all reductions	1.23% J
Net investment income (loss)	(.35)% J
Supplemental Data
Net assets, end of period (in millions)	$0 K
Portfolio turnover rate L	58 % J,M

AFor the period October 8, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount represents less than $500,000.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid-Cap Stock Fund Class C

Six months ended (Unaudited) October 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$43.51
Income from Investment Operations
Net investment income (loss) B,C	(.03)
Net realized and unrealized gain (loss)	(.25) D
Total from investment operations	(.28)
Net asset value, end of period	$43.23
Total Return E,F,G	(.64) %
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.76% J
Expenses net of fee waivers, if any	1.76 % J
Expenses net of all reductions	1.76% J
Net investment income (loss)	(.88)% J
Supplemental Data
Net assets, end of period (in millions)	$0 K
Portfolio turnover rate L	58 % J,M

AFor the period October 8, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount represents less than $500,000.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Mid-Cap Stock Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$41.66	$38.06	$39.74	$44.52	$28.96	$35.31
Income from Investment Operations
Net investment income (loss) A,B	.15	.33	.45	.44	.35	.31
Net realized and unrealized gain (loss)	3.70	4.32	(.09)	.18	17.71	(4.29)
Total from investment operations	3.85	4.65	.36	.62	18.06	(3.98)
Distributions from net investment income	(.09)	(.37)	(.27)	(.48)	(.39) C	(.35)
Distributions from net realized gain	(2.15)	(.68)	(1.77)	(4.91)	(2.10) C	(2.02)
Total distributions	(2.24)	(1.05)	(2.04)	(5.40) D	(2.50) D	(2.37)
Net asset value, end of period	$43.27	$41.66	$38.06	$39.74	$44.52	$28.96
Total Return E,F	9.79%	12.37%	1.06%	1.17%	64.86%	(12.42)%
Ratios to Average Net Assets A,G,H
Expenses before reductions	.69% I	.83%	.85%	.79%	.77%	.86%
Expenses net of fee waivers, if any	.69 % I	.82%	.84%	.79%	.77%	.86%
Expenses net of all reductions	.69% I	.82%	.84%	.79%	.76%	.86%
Net investment income (loss)	.72% I	.83%	1.18%	1.05%	.97%	.90%
Supplemental Data
Net assets, end of period (in millions)	$6,723	$6,432	$6,854	$6,034	$6,020	$4,125
Portfolio turnover rate J	58 % I,K	27% K	19% K	17% K	30% K	36% K

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Mid-Cap Stock Fund Class K

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$41.71	$38.11	$39.77	$44.55	$28.98	$35.32
Income from Investment Operations
Net investment income (loss) A,B	.17	.37	.48	.48	.38	.34
Net realized and unrealized gain (loss)	3.71	4.32	(.08)	.17	17.72	(4.27)
Total from investment operations	3.88	4.69	.40	.65	18.10	(3.93)
Distributions from net investment income	(.10)	(.41)	(.29)	(.51)	(.43) C	(.39)
Distributions from net realized gain	(2.15)	(.68)	(1.77)	(4.93)	(2.10) C	(2.02)
Total distributions	(2.25)	(1.09)	(2.06)	(5.43) D	(2.53)	(2.41)
Net asset value, end of period	$43.34	$41.71	$38.11	$39.77	$44.55	$28.98
Total Return E,F	9.85%	12.46%	1.16%	1.26%	65.01%	(12.30)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.62% I	.73%	.75%	.70%	.67%	.76%
Expenses net of fee waivers, if any	.62 % I	.72%	.75%	.70%	.67%	.76%
Expenses net of all reductions	.62% I	.72%	.75%	.70%	.66%	.76%
Net investment income (loss)	.80% I	.93%	1.28%	1.13%	1.07%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$757	$808	$1,013	$1,341	$1,962	$1,496
Portfolio turnover rate J	58 % I,K	27% K	19% K	17% K	30% K	36% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid-Cap Stock Fund Class I

Six months ended (Unaudited) October 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$43.51
Income from Investment Operations
Net realized and unrealized gain (loss)	(.25) D
Total from investment operations	(.25)
Net asset value, end of period	$43.26
Total Return E,F	(.57) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	.74% I
Expenses net of fee waivers, if any	.74 % I
Expenses net of all reductions	.74% I
Net investment income (loss)	.14% I
Supplemental Data
Net assets, end of period (in millions)	$0 J
Portfolio turnover rate K	58 % I,L

AFor the period October 8, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount represents less than $500,000.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid-Cap Stock Fund Class Z

Six months ended (Unaudited) October 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$43.51
Income from Investment Operations
Net investment income (loss) B,C	.02
Net realized and unrealized gain (loss)	(.27) D
Total from investment operations	(.25)
Net asset value, end of period	$43.26
Total Return E,F	(.57) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	.62% I
Expenses net of fee waivers, if any	.62 % I
Expenses net of all reductions	.62% I
Net investment income (loss)	.71% I
Supplemental Data
Net assets, end of period (in millions)	$0 J
Portfolio turnover rate K	58 % I,L

AFor the period October 8, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount represents less than $500,000.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class M, Class C, Class I and Class Z shares on October 8, 2024. The Fund offers Class A, Class M, Class C, Mid-Cap Stock, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$121,561	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.7 - 14.2 / 14.2	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	22.3	Increase
		Market approach	Transaction price	$60.73	Increase
			Discount rate	40.0%	Decrease

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Mid-Cap Stock Fund	$394

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,886,544
Gross unrealized depreciation	(243,683)
Net unrealized appreciation (depreciation)	$1,642,861
Tax cost	$6,020,989

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid-Cap Stock Fund	2,914,219	2,138,279

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid-Cap Stock Fund	33,661	651,108	1,471,300

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid-Cap Stock Fund	3,712	51,953	148,354
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.68
Class M	.68
Class C	.68
Mid-Cap Stock	.64
Class K	.55
Class I	.68
Class Z	.55

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.65
Class M	.67
Class C	.67
Mid-Cap Stock	.62
Class K	.55
Class I	.67
Class Z	.55

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Mid-Cap Stock Fund	S&P MidCap 400 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Mid-Cap Stock. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .06%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	-A	-A
Class M	.25%	.25%	-A	-A
Class C	.75%	.25%	-A	-A
			-A	-A

A Amount less than $500.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, no sales charge amounts were retained by FDC.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Mid-Cap Stock Fund	74

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Mid-Cap Stock Fund	Borrower	8,077	5.43%	28

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Mid-Cap Stock Fund	314,898	148,209	24,472
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Mid-Cap Stock Fund	5
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mid-Cap Stock Fund	13	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2024	Year ended April 30, 2024
Fidelity Mid-Cap Stock Fund
Distributions to shareholders
Mid-Cap Stock	343,655	166,009
Class K	41,220	25,229
Total	$384,875	$191,238
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2024 A	Year ended April 30, 2024	Six months ended October 31, 2024 A	Year ended April 30, 2024
Fidelity Mid-Cap Stock Fund
Class A
Shares sold	3	-	$135	$ -
Net increase (decrease)	3	-	$135	$ -
Class M
Shares sold	2	-	$100	$ -
Net increase (decrease)	2	-	$100	$ -
Class C
Shares sold	2	-	$101	$ -
Net increase (decrease)	2	-	$101	$ -
Mid-Cap Stock
Shares sold	39,227	16,640	$1,701,122	$655,840
Reinvestment of distributions	7,952	3,833	312,684	152,080
Shares redeemed	(46,199)	(46,166)	(2,000,086)	(1,799,020)
Net increase (decrease)	980	(25,693)	$13,720	$(991,100)
Class K
Shares sold	962	3,401	$40,616	$133,438
Reinvestment of distributions	1,047	635	41,220	25,225
Shares redeemed	(3,903)	(11,262)	(164,810)	(447,178)
Net increase (decrease)	(1,894)	(7,226)	$(82,974)	$(288,515)
Class I
Shares sold	2	-	$100	$ -
Net increase (decrease)	2	-	$100	$ -
Class Z
Shares sold	7	-	$318	$ -
Net increase (decrease)	7	-	$318	$ -

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (Commencement of sale shares) through October 31, 2024.
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mid-Cap Stock Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.
Board Approval of Investment Advisory Contract and Management Fees

Fidelity Mid-Cap Stock Fund

At its July 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) and certain of its affiliates  (the Amended Contract) for the fund to add the management fee schedule and maximum management fee rate for each of the new classes of the fund: Class A, Class M, Class C, Class I and Class Z (each a New Class and together, the New Classes). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and certain of its affiliates to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract. At its May 2024 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its July 2024 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the New Classes of the fund under the Amended Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the proposed tiered class-level management fee schedule and maximum class-level management fee rate of each New Class of the fund and the projected total expense ratio of each New Class. The Board also considered that, in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. The Board noted that the projected class-level management fee for each New Class of the fund is below the median of its competitor funds. The Board also considered that the estimated total net expense ratio of Class A, Class C, Class I, and Class Z of the fund is below the median of those funds and classes used by the Board for management fee comparison that have a similar sales load structure and that the estimated total net expenses of Class M is above the median of those funds and classes used by the Board for management fee comparison that have a similar sales load structure primarily because of higher 12b-1 fees.

The Board noted that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.

In connection with its consideration of the New Classes' management fee rates, the Board noted that the fund's management fee is subject to a performance adjustment. The Board further noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Based on its review, the Board concluded that the projected management fee and estimated total expense ratio of each New Class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its May 2024 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive.

Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its May 2024 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure for the New Classes of the fund was fair and reasonable, and that the fund's Amended Contract should be approved through May 31, 2025.

1.538556.127
MCS-SANN-1224
Fidelity® Large Cap Stock K6 Fund

Semi-Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Large Cap Stock K6 Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 92.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (a)	2,301	84,348
Entertainment - 0.8%
The Walt Disney Co.	3,294	316,883
Universal Music Group NV	6,450	162,322
		479,205
Interactive Media & Services - 7.1%
Alphabet, Inc.:
Class A	7,093	1,213,683
Class C	6,184	1,067,915
Match Group, Inc. (b)	4,475	161,234
Meta Platforms, Inc. Class A	3,373	1,914,447
Snap, Inc. Class A (b)	12,510	152,122
		4,509,401
Media - 1.5%
Charter Communications, Inc. Class A (b)	61	19,984
Comcast Corp. Class A	21,626	944,407
		964,391
TOTAL COMMUNICATION SERVICES		6,037,345
CONSUMER DISCRETIONARY - 2.9%
Automobiles - 0.0%
Rivian Automotive, Inc. Class A (b)	2,900	29,290
Broadline Retail - 0.1%
Amazon.com, Inc. (b)	242	45,109
Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc.	139	649,999
Expedia Group, Inc. Class A (b)	576	90,035
Marriott International, Inc. Class A	663	172,393
Starbucks Corp.	1,612	157,492
		1,069,919
Household Durables - 0.2%
Mohawk Industries, Inc. (b)	671	90,095
Whirlpool Corp.	374	38,713
		128,808
Specialty Retail - 0.8%
JD Sports Fashion PLC	8,000	12,791
Lowe's Companies, Inc.	1,722	450,871
RH (b)	265	84,283
		547,945
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	512	39,491
TOTAL CONSUMER DISCRETIONARY		1,860,562
CONSUMER STAPLES - 4.6%
Beverages - 1.8%
Davide Campari Milano NV	3,900	26,184
Diageo PLC sponsored ADR	1,628	202,132
Keurig Dr. Pepper, Inc.	12,107	398,926
Monster Beverage Corp. (b)	600	31,608
Pernod Ricard SA	655	81,400
The Coca-Cola Co.	6,374	416,286
		1,156,536
Consumer Staples Distribution & Retail - 1.2%
Performance Food Group Co. (b)	1,198	97,338
Sysco Corp.	2,477	185,651
Target Corp.	1,049	157,392
U.S. Foods Holding Corp. (b)	1,339	82,549
Walmart, Inc.	2,849	233,476
		756,406
Food Products - 0.1%
Lamb Weston Holdings, Inc.	500	38,845
Personal Care Products - 1.4%
Estee Lauder Companies, Inc. Class A	1,480	102,031
Haleon PLC ADR	38,588	373,918
Kenvue, Inc.	19,091	437,757
		913,706
Tobacco - 0.1%
British American Tobacco PLC sponsored ADR	1,300	45,474
Philip Morris International, Inc.	310	41,137
		86,611
TOTAL CONSUMER STAPLES		2,952,104
ENERGY - 8.4%
Energy Equipment & Services - 0.0%
Tidewater, Inc. (b)	800	48,056
Oil, Gas & Consumable Fuels - 8.4%
Athabasca Oil Corp. (b)	26,200	97,284
Exxon Mobil Corp.	27,157	3,171,394
Galp Energia SGPS SA	9,000	153,405
Hess Corp.	50	6,724
Imperial Oil Ltd.	9,704	724,132
MEG Energy Corp.	6,600	120,638
Shell PLC ADR	15,700	1,060,535
		5,334,112
TOTAL ENERGY		5,382,168
FINANCIALS - 15.8%
Banks - 11.1%
Bank of America Corp. (c)	37,029	1,548,553
Citigroup, Inc.	300	19,251
HDFC Bank Ltd. sponsored ADR	200	12,606
JPMorgan Chase & Co. (c)	2,397	531,942
M&T Bank Corp.	1,527	297,276
PNC Financial Services Group, Inc.	3,080	579,872
U.S. Bancorp	8,817	425,949
Wells Fargo & Co. (c)	56,558	3,671,745
		7,087,194
Capital Markets - 2.1%
3i Group PLC	500	20,504
Charles Schwab Corp.	502	35,557
CME Group, Inc.	51	11,493
KKR & Co., Inc. Class A	3,443	475,960
Moody's Corp.	175	79,457
Morgan Stanley	655	76,144
MSCI, Inc.	30	17,136
Northern Trust Corp.	5,097	512,350
Raymond James Financial, Inc.	505	74,851
		1,303,452
Financial Services - 2.2%
Apollo Global Management, Inc.	100	14,326
Corpay, Inc. (b)	200	65,944
Fidelity National Information Services, Inc.	349	31,316
Global Payments, Inc.	415	43,040
MasterCard, Inc. Class A	398	198,837
PayPal Holdings, Inc. (b)	852	67,564
Visa, Inc. Class A	3,281	950,998
		1,372,025
Insurance - 0.4%
Arthur J. Gallagher & Co.	465	130,758
Chubb Ltd.	505	142,632
		273,390
TOTAL FINANCIALS		10,036,061
HEALTH CARE - 10.5%
Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. (b)	399	106,369
Argenx SE ADR (b)	90	52,767
Gilead Sciences, Inc.	400	35,528
Merus BV (b)	600	29,958
Vaxcyte, Inc. (b)	1,471	156,441
		381,063
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	970	109,969
Becton, Dickinson & Co.	330	77,085
Boston Scientific Corp. (b)	10,831	910,021
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	1,592	41,710
Masimo Corp. (b)	300	43,203
Solventum Corp.	918	66,628
		1,248,616
Health Care Providers & Services - 4.2%
Cardinal Health, Inc.	2,329	252,743
Cigna Group	1,885	593,417
CVS Health Corp.	1,448	81,754
Guardant Health, Inc. (b)(d)	1,042	22,799
Humana, Inc.	1,055	272,011
McKesson Corp.	879	440,019
UnitedHealth Group, Inc.	1,845	1,041,503
		2,704,246
Life Sciences Tools & Services - 0.3%
Danaher Corp.	814	199,967
Thermo Fisher Scientific, Inc.	35	19,121
		219,088
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	7,550	421,064
Eli Lilly & Co.	520	431,465
Galderma Group AG (b)	700	65,505
GSK PLC sponsored ADR	10,775	396,089
Johnson & Johnson	1,561	249,541
UCB SA	3,050	586,558
		2,150,222
TOTAL HEALTH CARE		6,703,235
INDUSTRIALS - 16.2%
Aerospace & Defense - 9.5%
Airbus Group NV	1,472	224,541
Bombardier, Inc. Class B (sub. vtg.) (b)	1,900	139,762
Embraer SA sponsored ADR (b)(c)	870	29,162
GE Aerospace	18,391	3,159,206
General Dynamics Corp.	561	163,593
Huntington Ingalls Industries, Inc.	468	86,561
Rolls-Royce Holdings PLC (b)	16,800	115,927
Spirit AeroSystems Holdings, Inc. Class A (b)	9,400	304,278
Textron, Inc.	306	24,609
The Boeing Co. (b)	12,084	1,804,262
		6,051,901
Air Freight & Logistics - 1.1%
FedEx Corp.	457	125,149
United Parcel Service, Inc. Class B	4,395	589,194
		714,343
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (b)	1,522	26,315
GFL Environmental, Inc.	1,600	66,937
Veralto Corp.	339	34,642
		127,894
Construction & Engineering - 0.0%
Centuri Holdings, Inc.	1,600	30,032
Electrical Equipment - 3.9%
GE Vernova LLC (c)	5,570	1,680,246
Hubbell, Inc.	360	153,731
Regal Rexnord Corp.	780	129,901
Vertiv Holdings Co.	4,835	528,417
		2,492,295
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings, Inc.	3,039	158,271
Machinery - 1.0%
Allison Transmission Holdings, Inc.	905	96,708
Chart Industries, Inc. (b)(d)	440	53,117
Cummins, Inc.	216	71,060
Deere & Co.	359	145,284
Fortive Corp.	826	59,001
Nordson Corp.	35	8,676
Otis Worldwide Corp.	594	58,331
Stanley Black & Decker, Inc.	394	36,618
Westinghouse Air Brake Tech Co.	451	84,779
		613,574
Passenger Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	737	32,620
Professional Services - 0.1%
Equifax, Inc.	129	34,188
Trading Companies & Distributors - 0.1%
Watsco, Inc.	70	33,111
TOTAL INDUSTRIALS		10,288,229
INFORMATION TECHNOLOGY - 21.2%
IT Services - 0.2%
EPAM Systems, Inc. (b)	125	23,581
IBM Corp.	349	72,145
Twilio, Inc. Class A (b)	774	62,423
		158,149
Semiconductors & Semiconductor Equipment - 8.4%
Analog Devices, Inc.	367	81,881
Applied Materials, Inc.	684	124,201
ASML Holding NV (depository receipt)	95	63,892
BE Semiconductor Industries NV	480	51,136
Broadcom, Inc.	2,930	497,426
Lam Research Corp.	1,330	98,886
Marvell Technology, Inc.	5,432	435,158
Micron Technology, Inc.	400	39,860
NVIDIA Corp.	24,410	3,240,672
Qualcomm, Inc.	2,122	345,398
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,466	279,332
Teradyne, Inc.	700	74,347
		5,332,189
Software - 9.7%
Adobe, Inc. (b)	1,026	490,510
Autodesk, Inc. (b)	699	198,376
Dassault Systemes SA	600	20,535
DoubleVerify Holdings, Inc. (b)	496	8,457
Elastic NV (b)	869	69,720
Intuit, Inc.	201	122,670
Microsoft Corp.	9,717	3,948,504
Oracle Corp.	3,265	547,998
Sage Group PLC	5,400	67,500
Salesforce, Inc.	144	41,957
SAP SE sponsored ADR	2,779	649,286
		6,165,513
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	7,313	1,652,080
Dell Technologies, Inc. Class C	1,155	142,793
Samsung Electronics Co. Ltd.	1,847	78,682
		1,873,555
TOTAL INFORMATION TECHNOLOGY		13,529,406
MATERIALS - 1.7%
Chemicals - 0.2%
Air Products & Chemicals, Inc.	355	110,238
Sherwin-Williams Co.	56	20,091
		130,329
Metals & Mining - 1.5%
First Quantum Minerals Ltd. (b)	47,172	609,491
Freeport-McMoRan, Inc.	3,637	163,738
Ivanhoe Mines Ltd. (b)	11,700	154,700
		927,929
TOTAL MATERIALS		1,058,258
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	780	166,561
Crown Castle, Inc.	2,086	224,224
Equinix, Inc.	13	11,805
Sun Communities, Inc.	280	37,150
Terreno Realty Corp.	800	47,960
		487,700
UTILITIES - 1.1%
Electric Utilities - 1.0%
Duke Energy Corp.	200	23,054
Edison International	400	32,960
Entergy Corp.	279	43,184
Southern Co. (c)	5,892	536,349
		635,547
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	320	39,987
TOTAL UTILITIES		675,534
TOTAL COMMON STOCKS (Cost $36,640,027)		59,010,602

Money Market Funds - 6.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (e)	4,235,788	4,236,635
Fidelity Securities Lending Cash Central Fund 4.87% (e)(f)	73,843	73,850
TOTAL MONEY MARKET FUNDS (Cost $4,310,485)		4,310,485

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $40,950,512)	63,321,087
NET OTHER ASSETS (LIABILITIES) - 0.6%	355,490
NET ASSETS - 100.0%	63,676,577

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Bank of America Corp.	Chicago Board Options Exchange	18	75,276	45.00	12/20/24	(1,008)
Embraer SA sponsored ADR	Chicago Board Options Exchange	8	26,816	40.00	12/20/24	(440)
GE Vernova LLC	Chicago Board Options Exchange	2	60,332	280.00	11/15/24	(5,280)
JPMorgan Chase & Co.	Chicago Board Options Exchange	1	22,192	240.00	12/20/24	(220)
Southern Co.	Chicago Board Options Exchange	11	100,133	95.00	11/15/24	(413)
Wells Fargo & Co.	Chicago Board Options Exchange	22	142,824	70.00	12/20/24	(2,277)

TOTAL WRITTEN OPTIONS						(9,638)

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $84,348 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $427,573.
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	2,266,355	9,528,754	7,558,474	86,613	-	-	4,236,635	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	-	413,848	339,998	34	-	-	73,850	0.0%
Total	2,266,355	9,942,602	7,898,472	86,647	-	-	4,310,485

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	6,037,345	5,875,023	162,322	-
Consumer Discretionary	1,860,562	1,860,562	-	-
Consumer Staples	2,952,104	2,925,920	26,184	-
Energy	5,382,168	5,382,168	-	-
Financials	10,036,061	10,015,557	20,504	-
Health Care	6,703,235	6,703,235	-	-
Industrials	10,288,229	9,947,761	340,468	-
Information Technology	13,529,406	13,430,189	99,217	-
Materials	1,058,258	1,058,258	-	-
Real Estate	487,700	487,700	-	-
Utilities	675,534	675,534	-	-

Money Market Funds	4,310,485	4,310,485	-	-
Total Investments in Securities:	63,321,087	62,672,392	648,695	-
Derivative Instruments: Liabilities
Written Options	(9,638)	(9,638)	-	-
Total Liabilities	(9,638)	(9,638)	-	-
Total Derivative Instruments:	(9,638)	(9,638)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(9,638)
Total Equity Risk	0	(9,638)
Total Value of Derivatives	0	(9,638)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $70,168) - See accompanying schedule:
Unaffiliated issuers (cost $36,640,027)	$59,010,602
Fidelity Central Funds (cost $4,310,485)	4,310,485

Total Investment in Securities (cost $40,950,512)		$63,321,087
Cash		19
Receivable for investments sold		486,309
Receivable for fund shares sold		106,220
Dividends receivable		20,759
Distributions receivable from Fidelity Central Funds		17,572
Other receivables		29,665
Total assets		63,981,631
Liabilities
Payable for investments purchased	$196,503
Payable for fund shares redeemed	289
Accrued management fee	23,857
Written options, at value (premium received $7,577)	9,638
Other payables and accrued expenses	917
Collateral on securities loaned	73,850
Total liabilities		305,054
Net Assets		$63,676,577
Net Assets consist of:
Paid in capital		$40,453,550
Total accumulated earnings (loss)		23,223,027
Net Assets		$63,676,577
Net Asset Value, offering price and redemption price per share ($63,676,577 ÷ 4,129,885 shares)		$15.42
Statement of Operations
Six months ended October 31, 2024 (Unaudited)
Investment Income
Dividends		$379,356
Income from Fidelity Central Funds (including $34 from security lending)		86,647
Total income		466,003
Expenses
Management fee	$126,740
Independent trustees' fees and expenses	108
Miscellaneous	980
Total expenses before reductions	127,828
Expense reductions	(147)
Total expenses after reductions		127,681
Net Investment income (loss)		338,322
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	875,903
Foreign currency transactions	(388)
Written options	10,212
Total net realized gain (loss)		885,727
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5,444,743
Assets and liabilities in foreign currencies	30
Written options	(2,061)
Total change in net unrealized appreciation (depreciation)		5,442,712
Net gain (loss)		6,328,439
Net increase (decrease) in net assets resulting from operations		$6,666,761
Statement of Changes in Net Assets

	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$338,322	$587,469
Net realized gain (loss)	885,727	1,657,992
Change in net unrealized appreciation (depreciation)	5,442,712	6,837,162
Net increase (decrease) in net assets resulting from operations	6,666,761	9,082,623
Distributions to shareholders	(1,449,169)	(1,218,756)

Share transactions
Proceeds from sales of shares	13,868,693	14,299,667
Reinvestment of distributions	1,449,169	1,218,756
Cost of shares redeemed	(6,589,748)	(7,137,752)

Net increase (decrease) in net assets resulting from share transactions	8,728,114	8,380,671
Total increase (decrease) in net assets	13,945,706	16,244,538

Net Assets
Beginning of period	49,730,871	33,486,333
End of period	$63,676,577	$49,730,871

Other Information
Shares
Sold	931,924	1,126,371
Issued in reinvestment of distributions	100,567	99,040
Redeemed	(442,397)	(563,723)
Net increase (decrease)	590,094	661,688

Financial Highlights
Fidelity® Large Cap Stock K6 Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.05	$11.63	$14.34	$15.41	$10.37	$11.61
Income from Investment Operations
Net investment income (loss) A,B	.09	.18	.19	.30 C	.22	.23
Net realized and unrealized gain (loss)	1.68	2.63	.92	(.36)	5.27	(1.15)
Total from investment operations	1.77	2.81	1.11	(.06)	5.49	(.92)
Distributions from net investment income	(.07)	(.16)	(.28)	(.30)	(.25)	(.24)
Distributions from net realized gain	(.33)	(.23)	(3.54)	(.71)	(.20)	(.08)
Total distributions	(.40)	(.39)	(3.82)	(1.01)	(.45)	(.32)
Net asset value, end of period	$15.42	$14.05	$11.63	$14.34	$15.41	$10.37
Total Return D,E	12.78%	24.71%	11.14%	(.72)%	54.03%	(8.32)%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.45% H,I	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % H,I	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% H,I	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.20% H,I	1.47%	1.65%	1.95% C	1.80%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$63,677	$49,731	$33,486	$45,095	$72,208	$70,742
Portfolio turnover rate J	11 % H	14%	27% K	18% K	19% K	30% K

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.30%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IProxy expenses are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024

1. Organization.
Fidelity Large Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$23,240,403
Gross unrealized depreciation	(1,199,204)
Net unrealized appreciation (depreciation)	$22,041,199
Tax cost	$41,277,827

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Stock K6 Fund	8,209,489	2,985,614
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Large Cap Stock K6 Fund	164

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Large Cap Stock K6 Fund	816,470	192,762	44,022
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Large Cap Stock K6 Fund	3	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $147.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Large Cap Stock K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9883970.107
LCSK6-SANN-1224
Fidelity® Mid-Cap Stock K6 Fund

Semi-Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Mid-Cap Stock K6 Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.2%
Entertainment - 1.9%
Capcom Co. Ltd.	114,500	2,265,779
Liberty Media Corp. Liberty Formula One Class A (a)	43,121	3,201,303
Live Nation Entertainment, Inc. (a)	47,300	5,540,722
TKO Group Holdings, Inc. (a)	73,800	8,617,626
		19,625,430
Interactive Media & Services - 0.3%
Pinterest, Inc. Class A (a)	82,100	2,609,959
TOTAL COMMUNICATION SERVICES		22,235,389
CONSUMER DISCRETIONARY - 13.5%
Automobile Components - 0.3%
Autoliv, Inc.	29,600	2,749,248
Diversified Consumer Services - 1.6%
Duolingo, Inc. Class A (a)	21,918	6,421,316
Service Corp. International	118,298	9,659,032
		16,080,348
Hotels, Restaurants & Leisure - 4.4%
Aramark	151,102	5,716,189
Caesars Entertainment, Inc. (a)	62,773	2,514,059
Churchill Downs, Inc.	79,669	11,161,627
Domino's Pizza, Inc.	6,073	2,512,582
Flutter Entertainment PLC (a)	24,300	5,683,921
Light & Wonder, Inc. Class A (a)	29,383	2,755,538
Texas Roadhouse, Inc.	35,739	6,830,438
Wyndham Hotels & Resorts, Inc. (b)	92,342	8,155,645
		45,329,999
Household Durables - 2.0%
D.R. Horton, Inc.	30,507	5,155,683
NVR, Inc. (a)	785	7,184,956
Toll Brothers, Inc.	55,908	8,187,168
		20,527,807
Specialty Retail - 2.9%
Burlington Stores, Inc. (a)	41,333	10,241,077
Floor & Decor Holdings, Inc. Class A (a)	51,331	5,289,660
Group 1 Automotive, Inc.	243	88,530
JD Sports Fashion PLC	1,890,800	3,023,234
Williams-Sonoma, Inc.	81,208	10,892,429
		29,534,930
Textiles, Apparel & Luxury Goods - 2.3%
Brunello Cucinelli SpA	112,333	11,094,872
PVH Corp.	49,418	4,865,696
Ralph Lauren Corp. Class A	13,685	2,708,672
Tapestry, Inc.	96,021	4,556,196
		23,225,436
TOTAL CONSUMER DISCRETIONARY		137,447,768
CONSUMER STAPLES - 4.0%
Beverages - 0.6%
Keurig Dr. Pepper, Inc.	172,670	5,689,477
Consumer Staples Distribution & Retail - 3.0%
BJ's Wholesale Club Holdings, Inc. (a)	134,089	11,361,361
Maplebear, Inc. (NASDAQ) (a)	95,100	4,193,910
Performance Food Group Co. (a)	185,758	15,092,833
		30,648,104
Food Products - 0.4%
Bowery Farming, Inc. (a)(c)	29,997	0
Bowery Farming, Inc. warrants (a)(c)(d)	10,540	0
Nomad Foods Ltd.	244,552	4,291,888
		4,291,888
TOTAL CONSUMER STAPLES		40,629,469
ENERGY - 4.9%
Energy Equipment & Services - 0.8%
Expro Group Holdings NV (a)	188,482	2,403,146
Kodiak Gas Services, Inc.	55,800	1,778,904
TechnipFMC PLC	142,110	3,792,916
		7,974,966
Oil, Gas & Consumable Fuels - 4.1%
Cameco Corp.	28,600	1,493,492
Cenovus Energy, Inc. (Canada)	157,500	2,532,714
Cheniere Energy, Inc.	40,289	7,710,509
CONSOL Energy, Inc.	1,200	133,104
Energy Transfer LP	302,239	4,980,899
Imperial Oil Ltd.	189,066	14,108,491
Parkland Corp.	97,600	2,271,153
Range Resources Corp.	256,195	7,693,536
South Bow Corp.	49,000	1,223,636
		42,147,534
TOTAL ENERGY		50,122,500
FINANCIALS - 14.7%
Banks - 4.9%
BOK Financial Corp.	2,411	256,121
East West Bancorp, Inc.	70,181	6,841,946
First Citizens Bancshares, Inc.	1,400	2,712,290
Huntington Bancshares, Inc.	523,903	8,167,648
KeyCorp	158,200	2,728,950
M&T Bank Corp.	62,609	12,188,720
Western Alliance Bancorp.	58,300	4,851,143
Wintrust Financial Corp.	107,884	12,502,677
		50,249,495
Capital Markets - 3.2%
Blue Owl Capital, Inc. Class A	223,125	4,989,075
Cboe Global Markets, Inc.	26,096	5,573,323
Houlihan Lokey Class A	34,376	5,939,142
Raymond James Financial, Inc.	51,547	7,640,296
Stifel Financial Corp.	81,310	8,425,342
		32,567,178
Financial Services - 1.4%
Flywire Corp. (a)	105,100	1,830,842
Radian Group, Inc.	143,481	5,008,922
Shift4 Payments, Inc. Class A (a)(b)	28,194	2,549,865
Toast, Inc. (a)	172,185	5,170,716
		14,560,345
Insurance - 5.2%
American Financial Group, Inc.	107,781	13,896,204
Arch Capital Group Ltd.	69,738	6,873,377
Beazley PLC	363,670	3,542,798
First American Financial Corp.	167,879	10,769,438
Hartford Financial Services Group, Inc.	43,163	4,766,922
Reinsurance Group of America, Inc.	49,400	10,427,352
Stewart Information Services Corp.	33,200	2,284,160
		52,560,251
TOTAL FINANCIALS		149,937,269
HEALTH CARE - 9.0%
Biotechnology - 1.7%
Arcellx, Inc. (a)	11,600	977,532
Argenx SE (a)	2,900	1,710,002
Crinetics Pharmaceuticals, Inc. (a)	18,400	1,029,664
Exact Sciences Corp. (a)	34,500	2,378,085
Repligen Corp. (a)	37,652	5,055,534
United Therapeutics Corp. (a)	16,900	6,320,093
		17,470,910
Health Care Equipment & Supplies - 1.9%
Hologic, Inc. (a)	96,818	7,829,672
Inspire Medical Systems, Inc. (a)	11,542	2,251,152
Insulet Corp. (a)	11,400	2,639,442
Masimo Corp. (a)	40,774	5,871,864
		18,592,130
Health Care Providers & Services - 2.9%
Chemed Corp.	10,216	5,519,092
LifeStance Health Group, Inc. (a)	228,200	1,531,222
Molina Healthcare, Inc. (a)	30,045	9,651,055
Option Care Health, Inc. (a)	189,000	4,354,560
Tenet Healthcare Corp. (a)	53,565	8,303,646
		29,359,575
Life Sciences Tools & Services - 1.2%
Avantor, Inc. (a)(b)	355,623	7,955,287
Bruker Corp.	77,200	4,370,292
		12,325,579
Pharmaceuticals - 1.3%
Recordati SpA	87,203	4,941,949
UCB SA	43,900	8,442,593
		13,384,542
TOTAL HEALTH CARE		91,132,736
INDUSTRIALS - 22.1%
Aerospace & Defense - 2.8%
Axon Enterprise, Inc. (a)	6,685	2,831,098
BWX Technologies, Inc.	88,197	10,737,985
Huntington Ingalls Industries, Inc.	23,630	4,370,605
StandardAero, Inc.	24,500	706,825
Woodward, Inc.	57,980	9,513,938
		28,160,451
Building Products - 3.4%
AAON, Inc.	52,500	5,996,550
Builders FirstSource, Inc. (a)	13,600	2,331,040
Carlisle Companies, Inc.	22,716	9,591,377
Fortune Brands Innovations, Inc.	133,698	11,141,054
Simpson Manufacturing Co. Ltd.	29,143	5,239,620
		34,299,641
Commercial Services & Supplies - 1.3%
CECO Environmental Corp. (a)	35,866	853,611
GFL Environmental, Inc.	198,396	8,300,045
RB Global, Inc.	44,555	3,775,591
		12,929,247
Construction & Engineering - 3.5%
AECOM	123,350	13,173,780
Centuri Holdings, Inc.	38,121	715,531
Comfort Systems U.S.A., Inc.	19,388	7,581,484
EMCOR Group, Inc.	20,600	9,189,042
Quanta Services, Inc.	16,400	4,946,732
		35,606,569
Electrical Equipment - 2.8%
Acuity Brands, Inc.	37,108	11,158,005
nVent Electric PLC	136,465	10,176,195
Prysmian SpA	36,400	2,566,490
Vertiv Holdings Co.	46,608	5,093,788
		28,994,478
Machinery - 4.3%
Allison Transmission Holdings, Inc.	110,256	11,781,956
Atmus Filtration Technologies, Inc.	67,700	2,636,238
Chart Industries, Inc. (a)(b)	44,278	5,345,240
Crane Co.	49,812	7,834,431
Energy Recovery, Inc. (a)	76,456	1,365,504
Ingersoll Rand, Inc.	27,072	2,598,912
ITT, Inc.	49,072	6,875,969
Westinghouse Air Brake Tech Co.	30,200	5,676,996
		44,115,246
Professional Services - 2.4%
FTI Consulting, Inc. (a)	13,057	2,547,160
Leidos Holdings, Inc.	51,830	9,493,183
TransUnion	123,070	12,466,991
		24,507,334
Trading Companies & Distributors - 1.6%
Applied Industrial Technologies, Inc.	23,523	5,447,692
Watsco, Inc.	22,908	10,835,713
		16,283,405
TOTAL INDUSTRIALS		224,896,371
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 1.5%
Ciena Corp. (a)	164,800	10,466,448
Lumentum Holdings, Inc. (a)	77,998	4,981,732
		15,448,180
Electronic Equipment, Instruments & Components - 3.3%
Belden, Inc.	44,204	5,033,509
Coherent Corp. (a)	87,052	8,047,087
Crane NXT Co.	46,494	2,523,229
Fabrinet (a)	34,730	8,368,888
Flex Ltd. (a)	281,387	9,755,687
		33,728,400
IT Services - 0.5%
Wix.com Ltd. (a)	30,447	5,088,303
Semiconductors & Semiconductor Equipment - 1.3%
Allegro MicroSystems LLC (a)	103,400	2,154,856
First Solar, Inc. (a)	11,692	2,273,860
ON Semiconductor Corp. (a)	41,600	2,932,384
Onto Innovation, Inc. (a)	28,653	5,682,749
		13,043,849
Software - 2.9%
DocuSign, Inc. (a)	38,400	2,664,192
Dynatrace, Inc. (a)	197,637	10,632,871
Manhattan Associates, Inc. (a)	32,100	8,453,856
Monday.com Ltd. (a)	20,043	5,890,036
Sage Group PLC	195,100	2,438,736
		30,079,691
Technology Hardware, Storage & Peripherals - 0.1%
Pure Storage, Inc. Class A (a)	17,400	870,870
TOTAL INFORMATION TECHNOLOGY		98,259,293
MATERIALS - 7.5%
Chemicals - 2.2%
Axalta Coating Systems Ltd. (a)	158,597	6,013,998
Cabot Corp.	62,778	6,769,352
CF Industries Holdings, Inc.	67,267	5,531,365
Element Solutions, Inc.	98,200	2,661,220
Westlake Corp.	11,886	1,568,239
		22,544,174
Construction Materials - 0.6%
Eagle Materials, Inc.	21,339	6,091,431
Containers & Packaging - 2.9%
Aptargroup, Inc.	51,893	8,713,354
Avery Dennison Corp.	11,911	2,465,934
Crown Holdings, Inc.	100,500	9,401,775
Graphic Packaging Holding Co.	212,400	6,002,424
International Paper Co.	54,200	3,010,268
		29,593,755
Metals & Mining - 1.3%
ATI, Inc. (a)	39,964	2,106,502
Teck Resources Ltd. Class B	103,300	4,802,417
Wheaton Precious Metals Corp.	99,700	6,581,197
		13,490,116
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	49,037	4,849,759
TOTAL MATERIALS		76,569,235
REAL ESTATE - 6.6%
Equity Real Estate Investment Trusts (REITs) - 5.0%
Acadia Realty Trust (SBI)	117,266	2,871,844
CubeSmart	235,103	11,247,328
Essex Property Trust, Inc.	13,165	3,737,017
NNN (REIT), Inc.	181,575	7,887,618
Omega Healthcare Investors, Inc.	157,080	6,671,188
Tanger, Inc.	79,769	2,650,724
Terreno Realty Corp.	81,210	4,868,540
The Macerich Co.	145,118	2,713,707
Ventas, Inc.	125,117	8,193,912
		50,841,878
Real Estate Management & Development - 1.6%
Compass, Inc. Class A (a)	270,600	1,718,310
Jones Lang LaSalle, Inc. (a)	47,560	12,886,858
Zillow Group, Inc. Class C (a)	28,900	1,736,601
		16,341,769
TOTAL REAL ESTATE		67,183,647
UTILITIES - 2.4%
Electric Utilities - 0.7%
IDACORP, Inc.	32,331	3,345,612
TXNM Energy, Inc.	97,004	4,223,554
		7,569,166
Independent Power and Renewable Electricity Producers - 0.9%
The AES Corp.	131,658	2,171,040
Vistra Corp.	58,835	7,352,022
		9,523,062
Multi-Utilities - 0.8%
NiSource, Inc.	216,086	7,597,584
TOTAL UTILITIES		24,689,812
TOTAL COMMON STOCKS (Cost $811,943,852)		983,103,489

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
National Resilience, Inc. Series B (a)(c)(d)	15,539	528,015
INDUSTRIALS - 0.2%
Construction & Engineering - 0.2%
Beta Technologies, Inc.:
Series B, 6.00% (a)(c)(d)	11,901	1,579,977
Series C, 6.00% (c)(d)	1,500	171,705
		1,751,682
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,611,794)		2,279,697

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (e)	1,887,546	1,887,924
Fidelity Securities Lending Cash Central Fund 4.87% (e)(f)	16,907,519	16,909,209
TOTAL MONEY MARKET FUNDS (Cost $18,797,133)		18,797,133

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $832,352,779)	1,004,180,319
NET OTHER ASSETS (LIABILITIES) - 1.4%	14,172,234
NET ASSETS - 100.0%	1,018,352,553

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,279,697 or 0.2% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,227,826

Beta Technologies, Inc. Series C, 6.00%	10/24/24	171,705

Bowery Farming, Inc. warrants	10/25/23	0

National Resilience, Inc. Series B	12/01/20	212,263

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	6,731,834	135,875,318	140,718,527	156,945	(701)	-	1,887,924	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	13,096,780	158,986,952	155,174,523	16,770	-	-	16,909,209	0.1%
Total	19,828,614	294,862,270	295,893,050	173,715	(701)	-	18,797,133

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	22,235,389	19,969,610	2,265,779	-
Consumer Discretionary	137,447,768	137,447,768	-	-
Consumer Staples	40,629,469	40,629,469	-	-
Energy	50,122,500	50,122,500	-	-
Financials	149,937,269	149,937,269	-	-
Health Care	91,660,751	89,422,734	1,710,002	528,015
Industrials	226,648,053	224,896,371	-	1,751,682
Information Technology	98,259,293	98,259,293	-	-
Materials	76,569,235	76,569,235	-	-
Real Estate	67,183,647	67,183,647	-	-
Utilities	24,689,812	24,689,812	-	-

Money Market Funds	18,797,133	18,797,133	-	-
Total Investments in Securities:	1,004,180,319	997,924,841	3,975,781	2,279,697
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,402,071) - See accompanying schedule:
Unaffiliated issuers (cost $813,555,646)	$985,383,186
Fidelity Central Funds (cost $18,797,133)	18,797,133

Total Investment in Securities (cost $832,352,779)		$1,004,180,319
Cash		2,360
Foreign currency held at value (cost $33)		33
Receivable for investments sold		44,350,882
Receivable for fund shares sold		290,694
Dividends receivable		489,908
Distributions receivable from Fidelity Central Funds		20,293
Total assets		1,049,334,489
Liabilities
Payable for investments purchased	$10,413,276
Payable for fund shares redeemed	3,253,889
Accrued management fee	394,913
Other payables and accrued expenses	11,083
Collateral on securities loaned	16,908,775
Total liabilities		30,981,936
Net Assets		$1,018,352,553
Net Assets consist of:
Paid in capital		$789,307,778
Total accumulated earnings (loss)		229,044,775
Net Assets		$1,018,352,553
Net Asset Value, offering price and redemption price per share ($1,018,352,553 ÷ 61,679,922 shares)		$16.51
Statement of Operations
Six months ended October 31, 2024 (Unaudited)
Investment Income
Dividends		$7,083,457
Income from Fidelity Central Funds (including $16,770 from security lending)		173,715
Total income		7,257,172
Expenses
Management fee	$2,259,379
Independent trustees' fees and expenses	1,988
Interest	5,326
Miscellaneous	11,567
Total expenses before reductions	2,278,260
Expense reductions	(2,882)
Total expenses after reductions		2,275,378
Net Investment income (loss)		4,981,794
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	71,210,024
Fidelity Central Funds	(701)
Foreign currency transactions	3,336
Total net realized gain (loss)		71,212,659
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	20,619,455
Assets and liabilities in foreign currencies	1,083
Total change in net unrealized appreciation (depreciation)		20,620,538
Net gain (loss)		91,833,197
Net increase (decrease) in net assets resulting from operations		$96,814,991
Statement of Changes in Net Assets

	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,981,794	$10,996,799
Net realized gain (loss)	71,212,659	17,371,666
Change in net unrealized appreciation (depreciation)	20,620,538	81,372,323
Net increase (decrease) in net assets resulting from operations	96,814,991	109,740,788
Distributions to shareholders	(5,692,756)	(9,307,425)

Share transactions
Proceeds from sales of shares	98,373,035	260,593,698
Reinvestment of distributions	5,675,760	9,307,425
Cost of shares redeemed	(116,197,420)	(253,923,755)

Net increase (decrease) in net assets resulting from share transactions	(12,148,625)	15,977,368
Total increase (decrease) in net assets	78,973,610	116,410,731

Net Assets
Beginning of period	939,378,943	822,968,212
End of period	$1,018,352,553	$939,378,943

Other Information
Shares
Sold	6,241,342	18,703,595
Issued in reinvestment of distributions	379,142	663,948
Redeemed	(7,252,664)	(17,920,946)
Net increase (decrease)	(632,180)	1,446,597

Financial Highlights
Fidelity® Mid-Cap Stock K6 Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$15.08	$13.52	$13.67	$14.13	$8.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.18	.21	.19	.15	.11
Net realized and unrealized gain (loss)	1.44	1.53	.03	(.07)	5.37	(1.27)
Total from investment operations	1.52	1.71	.24	.12	5.52	(1.16)
Distributions from net investment income	(.09)	(.15)	(.17)	(.13)	(.17)	(.06)
Distributions from net realized gain	-	-	(.21)	(.45)	-	-
Total distributions	(.09)	(.15)	(.39) D	(.58)	(.17)	(.06)
Net asset value, end of period	$16.51	$15.08	$13.52	$13.67	$14.13	$8.78
Total Return E,F	10.13%	12.70%	1.82%	.78%	63.39%	(11.74)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45% I,J	.45%	.45%	.45%	.45%	.45% J
Expenses net of fee waivers, if any	.45 % I,J	.45%	.45%	.45%	.45%	.45% J
Expenses net of all reductions	.45% I,J	.45%	.45%	.45%	.44%	.45% J
Net investment income (loss)	.99% I,J	1.24%	1.58%	1.35%	1.35%	1.29% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,018,353	$939,379	$822,968	$576,537	$319,924	$108,435
Portfolio turnover rate K	96 % J	51% L	34% L	40% L	61% L	52% J,L

AFor the period June 13, 2019 (commencement of operations) through April 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IProxy expenses are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024

1. Organization.
Fidelity Mid-Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$197,757,884
Gross unrealized depreciation	(27,210,018)
Net unrealized appreciation (depreciation)	$170,547,866
Tax cost	$833,632,453

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(14,779,572)
Total capital loss carryforward	$(14,779,572)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid-Cap Stock K6 Fund	475,670,895	516,377,309

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Mid-Cap Stock K6 Fund	4,708,453	61,987,359
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Mid-Cap Stock K6 Fund	14,011

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Mid-Cap Stock K6 Fund	Borrower	7,549,400	5.08%	5,326

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Mid-Cap Stock K6 Fund	44,759,116	36,879,095	8,621,614
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mid-Cap Stock K6 Fund	1,816	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,882.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mid-Cap Stock K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9893889.105
MCS-K6-SANN-1224
Fidelity® Large Cap Stock Fund

Semi-Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Large Cap Stock Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (a)	223,452	8,191
Entertainment - 0.8%
The Walt Disney Co.	264,329	25,428
Universal Music Group NV	639,563	16,095
		41,523
Interactive Media & Services - 6.9%
Alphabet, Inc.:
Class A	562,780	96,297
Class C	492,441	85,040
Match Group, Inc. (b)	331,240	11,935
Meta Platforms, Inc. Class A	254,579	144,494
Snap, Inc. Class A (b)	1,134,324	13,793
		351,559
Media - 1.6%
Charter Communications, Inc. Class A (b)	5,699	1,867
Comcast Corp. Class A	1,816,490	79,326
		81,193
TOTAL COMMUNICATION SERVICES		482,466
CONSUMER DISCRETIONARY - 3.0%
Automobiles - 0.0%
Rivian Automotive, Inc. Class A (b)	232,900	2,352
Broadline Retail - 0.1%
Amazon.com, Inc. (b)	20,944	3,904
Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc.	11,801	55,184
Expedia Group, Inc. Class A (b)	45,440	7,103
Marriott International, Inc. Class A	51,828	13,476
Starbucks Corp.	121,583	11,879
		87,642
Household Durables - 0.2%
Mohawk Industries, Inc. (b)	48,728	6,543
Whirlpool Corp.	34,274	3,548
		10,091
Specialty Retail - 0.9%
JD Sports Fashion PLC	643,300	1,029
Lowe's Companies, Inc.	141,110	36,947
RH (b)	17,400	5,534
		43,510
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	47,990	3,701
TOTAL CONSUMER DISCRETIONARY		151,200
CONSUMER STAPLES - 4.9%
Beverages - 1.8%
Davide Campari Milano NV	306,800	2,060
Diageo PLC sponsored ADR	126,959	15,763
Keurig Dr. Pepper, Inc.	970,199	31,968
Monster Beverage Corp. (b)	64,200	3,382
Pernod Ricard SA	48,000	5,965
The Coca-Cola Co.	494,358	32,287
		91,425
Consumer Staples Distribution & Retail - 1.3%
Performance Food Group Co. (b)	101,214	8,224
Sysco Corp.	245,092	18,370
Target Corp.	87,992	13,202
U.S. Foods Holding Corp. (b)	124,565	7,679
Walmart, Inc.	222,771	18,256
		65,731
Food Products - 0.1%
Lamb Weston Holdings, Inc.	50,600	3,931
Personal Care Products - 1.5%
Estee Lauder Companies, Inc. Class A	124,400	8,576
Haleon PLC ADR	3,417,837	33,119
Kenvue, Inc.	1,490,916	34,187
		75,882
Tobacco - 0.2%
British American Tobacco PLC sponsored ADR	140,100	4,901
Philip Morris International, Inc.	33,800	4,485
		9,386
TOTAL CONSUMER STAPLES		246,355
ENERGY - 8.7%
Energy Equipment & Services - 0.1%
Tidewater, Inc. (b)	62,300	3,742
Oil, Gas & Consumable Fuels - 8.6%
Athabasca Oil Corp. (b)	2,372,400	8,809
Exxon Mobil Corp.	2,222,321	259,523
Galp Energia SGPS SA	674,100	11,490
Hess Corp.	3,400	457
Imperial Oil Ltd.	768,188	57,324
Kosmos Energy Ltd. (b)(c)	349,918	1,316
MEG Energy Corp.	575,900	10,527
Shell PLC ADR	1,297,200	87,626
		437,072
TOTAL ENERGY		440,814
FINANCIALS - 16.3%
Banks - 11.5%
Bank of America Corp. (d)	2,982,595	124,732
Citigroup, Inc.	32,700	2,098
HDFC Bank Ltd. sponsored ADR	15,300	964
JPMorgan Chase & Co. (d)	226,658	50,300
M&T Bank Corp.	112,584	21,918
PNC Financial Services Group, Inc.	256,505	48,292
U.S. Bancorp	725,894	35,068
Wells Fargo & Co. (d)	4,573,798	296,931
		580,303
Capital Markets - 2.2%
3i Group PLC	46,900	1,923
Charles Schwab Corp.	33,598	2,380
CME Group, Inc.	3,999	901
KKR & Co., Inc. Class A	310,378	42,907
Moody's Corp.	10,000	4,540
Morgan Stanley	63,062	7,331
MSCI, Inc.	2,700	1,542
Northern Trust Corp.	422,978	42,518
Raymond James Financial, Inc.	33,533	4,970
		109,012
Financial Services - 2.2%
Acacia Research Corp. (b)	24,000	108
Apollo Global Management, Inc.	11,600	1,662
Corpay, Inc. (b)	17,200	5,671
Fidelity National Information Services, Inc.	32,299	2,898
Global Payments, Inc.	36,450	3,780
MasterCard, Inc. Class A	32,713	16,343
PayPal Holdings, Inc. (b)	87,144	6,911
Visa, Inc. Class A	263,948	76,505
		113,878
Insurance - 0.4%
Arthur J. Gallagher & Co.	36,400	10,236
Chubb Ltd.	32,106	9,068
		19,304
TOTAL FINANCIALS		822,497
HEALTH CARE - 10.9%
Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. (b)	38,546	10,276
Argenx SE ADR (b)	5,390	3,160
Gilead Sciences, Inc.	35,100	3,118
Merus BV (b)	49,800	2,487
Vaxcyte, Inc. (b)	93,485	9,942
		28,983
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	84,065	9,530
Becton, Dickinson & Co.	33,384	7,798
Boston Scientific Corp. (b)	897,129	75,377
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	170,478	4,467
Masimo Corp. (b)	28,000	4,032
Solventum Corp.	60,688	4,405
		105,609
Health Care Providers & Services - 4.2%
Cardinal Health, Inc.	203,168	22,048
Cigna Group	147,869	46,551
CVS Health Corp.	121,707	6,872
Guardant Health, Inc. (b)	63,633	1,392
Humana, Inc.	77,765	20,050
McKesson Corp.	70,743	35,413
UnitedHealth Group, Inc.	141,833	80,065
		212,391
Life Sciences Tools & Services - 0.3%
Danaher Corp.	65,434	16,075
Thermo Fisher Scientific, Inc.	2,800	1,530
		17,605
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	710,806	39,642
Eli Lilly & Co.	43,597	36,174
Galderma Group AG (b)	59,900	5,605
GSK PLC sponsored ADR	902,701	33,183
Johnson & Johnson	157,780	25,223
UCB SA	237,300	45,636
		185,463
TOTAL HEALTH CARE		550,051
INDUSTRIALS - 16.6%
Aerospace & Defense - 9.5%
Airbus Group NV	118,887	18,135
Bombardier, Inc. Class B (sub. vtg.) (b)	117,400	8,636
Embraer SA sponsored ADR (b)(d)	70,890	2,376
GE Aerospace	1,465,371	251,721
General Dynamics Corp.	47,492	13,849
Huntington Ingalls Industries, Inc.	44,522	8,235
Rolls-Royce Holdings PLC (b)	1,260,600	8,699
Spirit AeroSystems Holdings, Inc. Class A (b)	690,501	22,352
Textron, Inc.	26,896	2,163
The Boeing Co. (b)	958,013	143,041
		479,207
Air Freight & Logistics - 1.3%
FedEx Corp.	35,876	9,825
United Parcel Service, Inc. Class B	415,387	55,687
		65,512
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (b)	130,949	2,264
GFL Environmental, Inc.	154,900	6,480
Veralto Corp.	21,144	2,161
		10,905
Construction & Engineering - 0.0%
Centuri Holdings, Inc.	122,600	2,301
Electrical Equipment - 4.0%
GE Vernova LLC (d)	444,592	134,116
Hubbell, Inc.	33,145	14,154
Regal Rexnord Corp.	72,275	12,037
Vertiv Holdings Co.	407,045	44,486
		204,793
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings, Inc.	265,019	13,802
Machinery - 1.0%
Allison Transmission Holdings, Inc.	70,400	7,523
Chart Industries, Inc. (b)(c)	36,595	4,418
Cummins, Inc.	21,743	7,153
Deere & Co.	31,100	12,586
Fortive Corp.	80,420	5,744
Nordson Corp.	5,600	1,388
Otis Worldwide Corp.	60,460	5,937
Stanley Black & Decker, Inc.	35,217	3,273
Westinghouse Air Brake Tech Co.	24,672	4,638
		52,660
Passenger Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	76,777	3,398
Professional Services - 0.1%
Equifax, Inc.	13,765	3,648
Trading Companies & Distributors - 0.1%
Watsco, Inc.	7,000	3,311
TOTAL INDUSTRIALS		839,537
INFORMATION TECHNOLOGY - 21.5%
IT Services - 0.3%
EPAM Systems, Inc. (b)	8,700	1,641
IBM Corp.	37,495	7,751
Twilio, Inc. Class A (b)	75,413	6,082
		15,474
Semiconductors & Semiconductor Equipment - 8.5%
Analog Devices, Inc.	38,785	8,653
Applied Materials, Inc.	70,546	12,810
ASML Holding NV (depository receipt)	7,700	5,179
BE Semiconductor Industries NV	33,600	3,580
Broadcom, Inc.	231,300	39,268
Lam Research Corp.	130,660	9,715
Marvell Technology, Inc.	413,287	33,108
Micron Technology, Inc.	25,400	2,531
NVIDIA Corp.	1,929,940	256,219
Qualcomm, Inc.	166,024	27,024
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	132,484	25,244
Teradyne, Inc.	66,800	7,095
		430,426
Software - 9.7%
Adobe, Inc. (b)	74,347	35,544
Autodesk, Inc. (b)	53,520	15,189
Dassault Systemes SA	54,200	1,855
DoubleVerify Holdings, Inc. (b)	46,951	801
Elastic NV (b)	55,418	4,446
Intuit, Inc.	18,496	11,288
Microsoft Corp.	763,993	310,446
Oracle Corp.	266,100	44,662
Sage Group PLC	537,000	6,712
Salesforce, Inc.	19,466	5,672
SAP SE sponsored ADR	220,678	51,559
		488,174
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	583,918	131,913
Dell Technologies, Inc. Class C	92,300	11,411
Samsung Electronics Co. Ltd.	148,810	6,339
		149,663
TOTAL INFORMATION TECHNOLOGY		1,083,737
MATERIALS - 1.8%
Chemicals - 0.3%
Air Products & Chemicals, Inc.	39,700	12,328
Sherwin-Williams Co.	5,799	2,081
		14,409
Metals & Mining - 1.5%
First Quantum Minerals Ltd. (b)	3,929,166	50,767
Freeport-McMoRan, Inc.	308,235	13,877
Ivanhoe Mines Ltd. (b)	989,200	13,079
		77,723
TOTAL MATERIALS		92,132
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	63,147	13,484
Crown Castle, Inc.	161,093	17,316
Equinix, Inc.	1,121	1,018
Sun Communities, Inc.	32,100	4,259
Terreno Realty Corp.	62,100	3,723
		39,800
UTILITIES - 1.2%
Electric Utilities - 1.1%
Duke Energy Corp.	28,300	3,262
Edison International	36,100	2,975
Entergy Corp.	26,415	4,089
Southern Co. (d)	475,586	43,293
		53,619
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	43,200	5,398
TOTAL UTILITIES		59,017
TOTAL COMMON STOCKS (Cost $2,849,973)		4,807,606

Money Market Funds - 4.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.87% (e)	230,539,647	230,586
Fidelity Securities Lending Cash Central Fund 4.87% (e)(f)	5,653,635	5,654
TOTAL MONEY MARKET FUNDS (Cost $236,240)		236,240

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,086,213)	5,043,846
NET OTHER ASSETS (LIABILITIES) - 0.1%	6,600
NET ASSETS - 100.0%	5,050,446

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
Bank of America Corp.	Chicago Board Options Exchange	1,480	6,189	45.00	12/20/24	(83)
Embraer SA sponsored ADR	Chicago Board Options Exchange	680	2,279	40.00	12/20/24	(37)
GE Vernova LLC	Chicago Board Options Exchange	225	6,787	280.00	11/15/24	(594)
JPMorgan Chase & Co.	Chicago Board Options Exchange	113	2,508	240.00	12/20/24	(25)
Southern Co.	Chicago Board Options Exchange	969	8,821	95.00	11/15/24	(36)
Wells Fargo & Co.	Chicago Board Options Exchange	1,823	11,835	70.00	12/20/24	(189)

TOTAL WRITTEN OPTIONS						(964)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,191,000 or 0.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $38,419,000.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	169,119	368,003	306,536	5,215	-	-	230,586	0.5%
Fidelity Securities Lending Cash Central Fund 4.87%	12,933	97,609	104,888	14	-	-	5,654	0.0%
Total	182,052	465,612	411,424	5,229	-	-	236,240

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	482,466	466,371	16,095	-
Consumer Discretionary	151,200	151,200	-	-
Consumer Staples	246,355	244,295	2,060	-
Energy	440,814	440,814	-	-
Financials	822,497	820,574	1,923	-
Health Care	550,051	550,051	-	-
Industrials	839,537	812,703	26,834	-
Information Technology	1,083,737	1,075,543	8,194	-
Materials	92,132	92,132	-	-
Real Estate	39,800	39,800	-	-
Utilities	59,017	59,017	-	-

Money Market Funds	236,240	236,240	-	-
Total Investments in Securities:	5,043,846	4,988,740	55,106	-
Derivative Instruments: Liabilities
Written Options	(964)	(964)	-	-
Total Liabilities	(964)	(964)	-	-
Total Derivative Instruments:	(964)	(964)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(964)
Total Equity Risk	0	(964)
Total Value of Derivatives	0	(964)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited) Amounts in thousands (except per-share amount)
Assets
Investment in securities, at value (including securities loaned of $5,422) - See accompanying schedule:
Unaffiliated issuers (cost $2,849,973)	$4,807,606
Fidelity Central Funds (cost $236,240)	236,240

Total Investment in Securities (cost $3,086,213)		$5,043,846
Cash		709
Receivable for investments sold		26,285
Receivable for fund shares sold		8,416
Dividends receivable		2,448
Distributions receivable from Fidelity Central Funds		1,008
Prepaid expenses		5
Total assets		5,082,717
Liabilities
Payable for investments purchased	$19,674
Payable for fund shares redeemed	2,674
Accrued management fee	3,191
Written options, at value (premium received $706)	964
Other payables and accrued expenses	114
Collateral on securities loaned	5,654
Total liabilities		32,271
Net Assets		$5,050,446
Net Assets consist of:
Paid in capital		$3,013,426
Total accumulated earnings (loss)		2,037,020
Net Assets		$5,050,446
Net Asset Value, offering price and redemption price per share ($5,050,446 ÷ 92,964 shares)		$54.33
Statement of Operations
Six months ended October 31, 2024 (Unaudited) Amounts in thousands
Investment Income
Dividends		$33,286
Income from Fidelity Central Funds (including $14 from security lending)		5,229
Total income		38,515
Expenses
Management fee
Basic fee	$14,705
Performance adjustment	2,665
Custodian fees and expenses	29
Independent trustees' fees and expenses	9
Registration fees	64
Audit fees	28
Legal	3
Miscellaneous	88
Total expenses before reductions	17,591
Expense reductions	(1)
Total expenses after reductions		17,590
Net Investment income (loss)		20,925
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	60,781
Foreign currency transactions	(11)
Written options	2,530
Total net realized gain (loss)		63,300
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	468,979
Assets and liabilities in foreign currencies	10
Written options	(258)
Total change in net unrealized appreciation (depreciation)		468,731
Net gain (loss)		532,031
Net increase (decrease) in net assets resulting from operations		$552,956
Statement of Changes in Net Assets

Amount in thousands	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,925	$34,874
Net realized gain (loss)	63,300	163,512
Change in net unrealized appreciation (depreciation)	468,731	541,574
Net increase (decrease) in net assets resulting from operations	552,956	739,960
Distributions to shareholders	(116,161)	(94,232)

Share transactions
Proceeds from sales of shares	665,679	978,358
Reinvestment of distributions	78,370	68,651
Cost of shares redeemed	(320,245)	(528,137)

Net increase (decrease) in net assets resulting from share transactions	423,804	518,872
Total increase (decrease) in net assets	860,599	1,164,600

Net Assets
Beginning of period	4,189,847	3,025,247
End of period	$5,050,446	$4,189,847

Other Information
Shares
Sold	12,799	21,440
Issued in reinvestment of distributions	1,546	1,560
Redeemed	(6,207)	(12,017)
Net increase (decrease)	8,138	10,983

Financial Highlights
Fidelity® Large Cap Stock Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$49.39	$40.97	$39.00	$41.09	$27.80	$32.11
Income from Investment Operations
Net investment income (loss) A,B	.23	.46	.49	.75 C	.57	.63
Net realized and unrealized gain (loss)	6.05	9.24	2.64	(.86)	14.10	(3.12)
Total from investment operations	6.28	9.70	3.13	(.11)	14.67	(2.49)
Distributions from net investment income	(.13)	(.48)	(.48)	(.77)	(.65)	(.62)
Distributions from net realized gain	(1.21)	(.79)	(.68)	(1.21)	(.73)	(1.20)
Total distributions	(1.34)	(1.28) D	(1.16)	(1.98)	(1.38)	(1.82)
Net asset value, end of period	$54.33	$49.39	$40.97	$39.00	$41.09	$27.80
Total Return E,F	12.91%	24.07%	8.33%	(.46)%	54.08%	(8.41)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.75% I	.84%	.76%	.54%	.48%	.47%
Expenses net of fee waivers, if any	.75 % I	.83%	.76%	.53%	.48%	.47%
Expenses net of all reductions	.75% I	.83%	.76%	.53%	.48%	.47%
Net investment income (loss)	.89% I	1.04%	1.29%	1.80% C	1.73%	2.05%
Supplemental Data
Net assets, end of period (in millions)	$5,050	$4,190	$3,025	$2,869	$2,969	$2,173
Portfolio turnover rate J	13 % I	17%	8% K	15% K	18%	32% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.24 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.24%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Large Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,076,106
Gross unrealized depreciation	(121,945)
Net unrealized appreciation (depreciation)	$1,954,161
Tax cost	$3,089,427

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Stock Fund	545,480	286,134
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Large Cap Stock Fund	.66

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Large Cap Stock Fund	.63

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Large Cap Stock Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .11%.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Large Cap Stock Fund	51,548	13,025	2,423
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Large Cap Stock Fund	3
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Large Cap Stock Fund	1	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Large Cap Stock Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a fee based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the management fee, the fund will receive investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the fund's pro forma management fee rate as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board considered that the fund has a variable unified management fee that covers expenses for services beyond portfolio management.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.465347.127
LCS-SANN-1224
Fidelity® Small Cap Stock K6 Fund

Semi-Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Small Cap Stock K6 Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.0%
GCI Liberty, Inc. Class A (Escrow) (a)(f)	6,792	0
Media - 0.7%
TechTarget, Inc. (b)	1,353	39,163
Thryv Holdings, Inc. (b)(c)	6,250	89,875
		129,038
TOTAL COMMUNICATION SERVICES		129,038
CONSUMER DISCRETIONARY - 10.4%
Automobile Components - 0.6%
Patrick Industries, Inc.	913	115,020
Diversified Consumer Services - 4.4%
Grand Canyon Education, Inc. (b)	4,187	574,080
Laureate Education, Inc.	16,365	281,151
		855,231
Household Durables - 1.2%
Cavco Industries, Inc. (b)	191	78,271
Installed Building Products, Inc.	564	122,332
SharkNinja, Inc.	455	41,956
		242,559
Leisure Products - 0.2%
Games Workshop Group PLC	239	36,858
Specialty Retail - 2.6%
Boot Barn Holdings, Inc. (b)	400	49,820
Murphy U.S.A., Inc.	957	467,447
		517,267
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. (b)	1,941	209,279
Steven Madden Ltd.	1,483	66,691
		275,970
TOTAL CONSUMER DISCRETIONARY		2,042,905
CONSUMER STAPLES - 5.2%
Beverages - 0.8%
Coca-Cola Consolidated, Inc.	132	148,402
Consumer Staples Distribution & Retail - 3.1%
Performance Food Group Co. (b)	7,565	614,651
Food Products - 1.3%
Lassonde Industries, Inc. Class A (sub. vtg.)	621	78,694
Nomad Foods Ltd.	10,291	180,607
		259,301
TOTAL CONSUMER STAPLES		1,022,354
ENERGY - 4.3%
Energy Equipment & Services - 1.8%
Cactus, Inc. Class A	2,684	159,134
Kodiak Gas Services, Inc.	2,821	89,933
TechnipFMC PLC	2,050	54,715
Tidewater, Inc. (b)	920	55,264
		359,046
Oil, Gas & Consumable Fuels - 2.5%
CONSOL Energy, Inc.	856	94,948
Gulfport Energy Corp. (b)	656	90,817
Northern Oil & Gas, Inc. (c)	7,070	256,288
South Bow Corp.	2,237	55,863
		497,916
TOTAL ENERGY		856,962
FINANCIALS - 18.3%
Banks - 4.1%
ConnectOne Bancorp, Inc.	4,681	113,467
Eastern Bankshares, Inc.	14,313	233,731
Metropolitan Bank Holding Corp. (b)	1,613	86,296
Southstate Corp.	2,277	222,076
Synovus Financial Corp.	3,166	157,888
		813,458
Capital Markets - 3.3%
P10, Inc. Class A	3,811	42,112
Perella Weinberg Partners Class A	4,400	89,012
Piper Sandler Cos.	700	198,548
Stifel Financial Corp.	1,637	169,626
StoneX Group, Inc. (b)	1,719	154,779
		654,077
Consumer Finance - 2.1%
FirstCash Holdings, Inc.	3,922	405,809
Financial Services - 0.9%
EVERTEC, Inc.	5,721	187,420
Insurance - 7.9%
Primerica, Inc.	1,162	321,653
Selective Insurance Group, Inc.	4,921	446,925
The Baldwin Insurance Group, Inc. Class A, (b)	10,441	483,001
TWFG, Inc. Class A (c)	9,200	298,448
		1,550,027
TOTAL FINANCIALS		3,610,791
HEALTH CARE - 14.8%
Biotechnology - 7.1%
ADMA Biologics, Inc. (b)	2,894	47,201
AnaptysBio, Inc. (b)	798	17,261
Annexon, Inc. (b)	2,967	21,718
Arcellx, Inc. (b)	470	39,607
Astria Therapeutics, Inc. (b)	8,300	92,794
Autolus Therapeutics PLC ADR (b)	5,100	17,187
Celldex Therapeutics, Inc. (b)	1,291	33,643
Cogent Biosciences, Inc. (b)	2,600	29,874
Crinetics Pharmaceuticals, Inc. (b)	1,410	78,904
Cytokinetics, Inc. (b)	1,499	76,449
Day One Biopharmaceuticals, Inc. (b)	1,400	20,608
Dyne Therapeutics, Inc. (b)	1,010	29,149
Halozyme Therapeutics, Inc. (b)	1,636	82,733
Immunovant, Inc. (b)	1,254	36,692
Keros Therapeutics, Inc. (b)	802	46,548
Merus BV (b)	1,700	84,881
Moonlake Immunotherapeutics Class A (b)	1,800	83,556
Perspective Therapeutics, Inc. (b)	1,100	12,991
Q32 Bio, Inc. (b)	282	13,319
Revolution Medicines, Inc. (b)	1,094	58,529
Spyre Therapeutics, Inc. (b)(c)	3,400	110,602
Vaxcyte, Inc. (b)	1,164	123,791
Viking Therapeutics, Inc. (b)	1,166	84,582
Viridian Therapeutics, Inc. (b)	6,200	133,734
Xenon Pharmaceuticals, Inc. (b)	853	35,067
		1,411,420
Health Care Equipment & Supplies - 2.5%
Ceribell, Inc.	1,055	27,736
Lantheus Holdings, Inc. (b)	754	82,819
Masimo Corp. (b)	501	72,149
Merit Medical Systems, Inc. (b)	1,591	156,968
Penumbra, Inc. (b)	275	62,939
TransMedics Group, Inc. (b)(c)	1,116	91,479
		494,090
Health Care Providers & Services - 3.5%
BrightSpring Health Services, Inc. (b)	2,930	43,862
Chemed Corp.	422	227,981
GeneDx Holdings Corp. Class A (b)	151	12,335
Option Care Health, Inc. (b)	1,673	38,546
Owens & Minor, Inc. (b)	9,119	115,902
PACS Group, Inc. (c)	5,716	243,959
		682,585
Health Care Technology - 0.3%
Evolent Health, Inc. Class A (b)	2,763	64,516
Life Sciences Tools & Services - 0.3%
Maravai LifeSciences Holdings, Inc. Class A (b)	7,416	54,953
Pharmaceuticals - 1.1%
Elanco Animal Health, Inc. (b)	1,600	20,224
Enliven Therapeutics, Inc. (b)	5,535	154,150
Neumora Therapeutics, Inc. (b)	1,300	14,885
Structure Therapeutics, Inc. ADR (b)	500	20,575
		209,834
TOTAL HEALTH CARE		2,917,398
INDUSTRIALS - 17.6%
Aerospace & Defense - 2.3%
Cadre Holdings, Inc.	1,359	47,252
Kratos Defense & Security Solutions, Inc. (b)	1,900	43,168
Leonardo DRS, Inc. (b)	7,270	218,609
StandardAero, Inc.	538	15,521
V2X, Inc. (b)	2,229	137,306
		461,856
Building Products - 1.2%
AAON, Inc.	555	63,392
Tecnoglass, Inc.	1,751	119,996
UFP Industries, Inc.	455	55,665
		239,053
Commercial Services & Supplies - 0.4%
The Brink's Co.	667	68,561
Construction & Engineering - 4.0%
Bowman Consulting Group Ltd. (b)	1,767	35,870
Centuri Holdings, Inc.	3,257	61,134
Construction Partners, Inc. Class A (b)	1,425	112,190
Fluor Corp. (b)	2,521	131,798
IES Holdings, Inc. (b)	726	158,751
Sterling Construction Co., Inc. (b)	977	150,898
Willscot Holdings Corp. (b)	4,147	137,432
		788,073
Electrical Equipment - 0.4%
Nextracker, Inc. Class A (b)	2,152	85,693
Ground Transportation - 0.4%
Proficient Auto Logistics, Inc.	10,300	84,357
Machinery - 0.5%
Beijer Alma AB (B Shares)	1,415	22,737
REV Group, Inc.	2,711	71,842
		94,579
Professional Services - 4.6%
BayCurrent Consulting, Inc.	1,726	56,093
CBIZ, Inc. (b)	2,096	144,477
ExlService Holdings, Inc. (b)	3,180	132,511
Genpact Ltd.	5,631	214,935
Kforce, Inc.	1,702	98,359
Maximus, Inc.	1,427	123,350
UL Solutions, Inc. Class A	805	41,828
WNS Holdings Ltd.	1,914	91,853
		903,406
Trading Companies & Distributors - 3.8%
Applied Industrial Technologies, Inc.	997	230,895
Beacon Roofing Supply, Inc. (b)	3,405	313,498
GMS, Inc. (b)	1,959	176,095
Transcat, Inc. (b)	225	21,503
		741,991
TOTAL INDUSTRIALS		3,467,569
INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 4.7%
Ciena Corp. (b)	6,875	436,631
Lumentum Holdings, Inc. (b)	7,648	488,478
		925,109
Electronic Equipment, Instruments & Components - 4.4%
ePlus, Inc. (b)	762	67,780
Fabrinet (b)	468	112,774
Insight Enterprises, Inc. (b)	1,996	349,140
Kraken Robotics, Inc. (b)	119,363	171,455
Napco Security Technologies, Inc.	1,521	58,528
Sanmina Corp. (b)	1,607	112,651
		872,328
Semiconductors & Semiconductor Equipment - 3.1%
Allegro MicroSystems LLC (b)	4,051	84,423
Diodes, Inc. (b)	2,118	123,861
Nova Ltd. (b)	323	59,852
Penguin Solutions, Inc. (b)(c)	6,817	102,596
Silicon Motion Tech Corp. sponsored ADR	4,414	237,517
		608,249
Software - 3.0%
Cellebrite DI Ltd. (b)	9,338	169,485
Intapp, Inc. (b)	1,444	72,445
Lumine Group, Inc. (b)	400	9,314
Rapid7, Inc. (b)	2,449	98,989
SPS Commerce, Inc. (b)	413	68,145
Tenable Holdings, Inc. (b)	3,024	119,781
Varonis Systems, Inc. (b)	855	43,066
		581,225
TOTAL INFORMATION TECHNOLOGY		2,986,911
MATERIALS - 6.1%
Chemicals - 3.1%
Cabot Corp.	1,074	115,809
Hawkins, Inc.	981	104,869
Olin Corp.	5,504	225,829
Tronox Holdings PLC	13,013	157,718
		604,225
Construction Materials - 1.1%
Eagle Materials, Inc.	804	229,510
Containers & Packaging - 1.1%
Graphic Packaging Holding Co.	7,494	211,780
Metals & Mining - 0.8%
ATI, Inc. (b)	1,053	55,504
Carpenter Technology Corp.	741	110,780
		166,284
TOTAL MATERIALS		1,211,799
REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Acadia Realty Trust (SBI)	7,301	178,801
Agree Realty Corp.	833	61,850
CareTrust (REIT), Inc.	3,624	118,396
Four Corners Property Trust, Inc.	2,200	60,632
Tanger, Inc.	2,802	93,110
Terreno Realty Corp.	1,487	89,146
The Macerich Co.	2,852	53,332
		655,267
Real Estate Management & Development - 0.1%
Compass, Inc. Class A (b)	3,441	21,850
TOTAL REAL ESTATE		677,117
UTILITIES - 3.5%
Electric Utilities - 0.5%
TXNM Energy, Inc.	2,441	106,281
Gas Utilities - 3.0%
Brookfield Infrastructure Corp. A Shares	9,423	387,097
Southwest Gas Holdings, Inc.	2,698	197,629
		584,726
TOTAL UTILITIES		691,007
TOTAL COMMON STOCKS (Cost $15,449,417)		19,613,851

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (d)	32,505	32,511
Fidelity Securities Lending Cash Central Fund 4.87% (d)(e)	396,725	396,764
TOTAL MONEY MARKET FUNDS (Cost $429,275)		429,275

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $15,878,692)	20,043,126
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(342,600)
NET ASSETS - 100.0%	19,700,526

Legend

(a)	Level 3 security
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	278,975	9,589,534	9,835,998	6,000	-	-	32,511	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	260,839	14,310,002	14,174,077	2,020	-	-	396,764	0.0%
Total	539,814	23,899,536	24,010,075	8,020	-	-	429,275

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	129,038	129,038	-	-
Consumer Discretionary	2,042,905	2,042,905	-	-
Consumer Staples	1,022,354	1,022,354	-	-
Energy	856,962	856,962	-	-
Financials	3,610,791	3,610,791	-	-
Health Care	2,917,398	2,917,398	-	-
Industrials	3,467,569	3,411,476	56,093	-
Information Technology	2,986,911	2,986,911	-	-
Materials	1,211,799	1,211,799	-	-
Real Estate	677,117	677,117	-	-
Utilities	691,007	691,007	-	-

Money Market Funds	429,275	429,275	-	-
Total Investments in Securities:	20,043,126	19,987,033	56,093	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $384,413) - See accompanying schedule:
Unaffiliated issuers (cost $15,449,417)	$19,613,851
Fidelity Central Funds (cost $429,275)	429,275

Total Investment in Securities (cost $15,878,692)		$20,043,126
Cash		16,427
Receivable for investments sold		177,710
Receivable for fund shares sold		6,805
Dividends receivable		12,186
Distributions receivable from Fidelity Central Funds		1,214
Other receivables		114
Total assets		20,257,582
Liabilities
Payable for investments purchased	$125,513
Payable for fund shares redeemed	10,532
Accrued management fee	23,652
Other payables and accrued expenses	784
Collateral on securities loaned	396,575
Total liabilities		557,056
Net Assets		$19,700,526
Net Assets consist of:
Paid in capital		$5,602,599
Total accumulated earnings (loss)		14,097,927
Net Assets		$19,700,526
Net Asset Value, offering price and redemption price per share ($19,700,526 ÷ 1,624,843 shares)		$12.12
Statement of Operations
Six months ended October 31, 2024 (Unaudited)
Investment Income
Dividends		$258,450
Income from Fidelity Central Funds (including $2,020 from security lending)		8,020
Total income		266,470
Expenses
Management fee	$177,966
Independent trustees' fees and expenses	125
Legal	120
Interest	1,985
Miscellaneous	802
Total expenses before reductions	180,998
Expense reductions	(40)
Total expenses after reductions		180,958
Net Investment income (loss)		85,512
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	10,439,048
Foreign currency transactions	1,637
Total net realized gain (loss)		10,440,685
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,735,594)
Assets and liabilities in foreign currencies	80
Total change in net unrealized appreciation (depreciation)		(1,735,514)
Net gain (loss)		8,705,171
Net increase (decrease) in net assets resulting from operations		$8,790,683
Statement of Changes in Net Assets

	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$85,512	$186,711
Net realized gain (loss)	10,440,685	4,179,156
Change in net unrealized appreciation (depreciation)	(1,735,514)	3,539,145
Net increase (decrease) in net assets resulting from operations	8,790,683	7,905,012
Distributions to shareholders	(1,102,944)	(101,525)

Share transactions
Proceeds from sales of shares	3,423,769	9,880,273
Reinvestment of distributions	1,102,944	101,525
Cost of shares redeemed	(51,363,211)	(23,193,209)

Net increase (decrease) in net assets resulting from share transactions	(46,836,498)	(13,211,411)
Total increase (decrease) in net assets	(39,148,759)	(5,407,924)

Net Assets
Beginning of period	58,849,285	64,257,209
End of period	$19,700,526	$58,849,285

Other Information
Shares
Sold	283,792	924,996
Issued in reinvestment of distributions	98,214	9,830
Redeemed	(4,065,002)	(2,216,408)
Net increase (decrease)	(3,682,996)	(1,281,582)

Financial Highlights
Fidelity® Small Cap Stock K6 Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.09	$9.75	$10.94	$15.61	$9.24	$11.16
Income from Investment Operations
Net investment income (loss) A,B	.02	.03	.02	.05	.03	.06
Net realized and unrealized gain (loss)	1.22	1.33	(.28)	(1.54)	6.38	(1.88)
Total from investment operations	1.24	1.36	(.26)	(1.49)	6.41	(1.82)
Distributions from net investment income	(.03)	(.02)	-	(.06)	(.04)	(.10)
Distributions from net realized gain	(.19)	-	(.93)	(3.13)	-	-
Total distributions	(.21) C	(.02)	(.93)	(3.18) C	(.04)	(.10)
Net asset value, end of period	$12.12	$11.09	$9.75	$10.94	$15.61	$9.24
Total Return D,E	11.36%	13.94%	(2.39)%	(12.54)%	69.44%	(16.50)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.61% H,I	.60%	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.61 % H,I	.60%	.60%	.60%	.60%	.60%
Expenses net of all reductions	.61% H,I	.60%	.60%	.60%	.56%	.60%
Net investment income (loss)	.29% H,I	.31%	.16%	.35%	.27%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$19,701	$58,849	$64,257	$57,173	$75,872	$72,029
Portfolio turnover rate J	132 % H	96%	78% K	148% K	136% K	73% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IProxy expenses are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024

1. Organization.
Fidelity Small Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,614,374
Gross unrealized depreciation	(576,906)
Net unrealized appreciation (depreciation)	$4,037,468
Tax cost	$16,005,658

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Stock K6 Fund	36,985,322	84,285,406
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Small Cap Stock K6 Fund	1,693

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Small Cap Stock K6 Fund	Borrower	1,577,000	5.08%	1,112

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Small Cap Stock K6 Fund	2,010,646	12,782,674	1,408,909
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Small Cap Stock K6 Fund	206	233	-
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Small Cap Stock K6 Fund	2,949,500	5.33%	873
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $40.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Small Cap Stock K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9883974.107
SLCXK6-SANN-1224
Fidelity® Small Cap Discovery Fund

Semi-Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Small Cap Discovery Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd. Class C (a)	185,957	1,800,064
CONSUMER DISCRETIONARY - 11.4%
Automobile Components - 1.8%
Patrick Industries, Inc.	329,975	41,570,251
Diversified Consumer Services - 2.5%
Adtalem Global Education, Inc. (a)	35,482	2,871,203
Laureate Education, Inc.	3,156,003	54,220,132
		57,091,335
Household Durables - 0.5%
Installed Building Products, Inc.	49,014	10,631,137
Specialty Retail - 4.8%
Academy Sports & Outdoors, Inc. (b)	679,896	34,579,511
American Eagle Outfitters, Inc.	284,597	5,575,255
Boot Barn Holdings, Inc. (a)	36,518	4,548,317
Caleres, Inc. (b)	311,100	9,286,335
Murphy U.S.A., Inc.	116,956	57,127,158
		111,116,576
Textiles, Apparel & Luxury Goods - 1.8%
Crocs, Inc. (a)	376,032	40,543,770
TOTAL CONSUMER DISCRETIONARY		260,953,069
CONSUMER STAPLES - 5.5%
Beverages - 1.0%
Coca-Cola Consolidated, Inc.	15,387	17,298,989
MGP Ingredients, Inc. (b)	145,202	6,975,504
		24,274,493
Consumer Staples Distribution & Retail - 4.3%
Performance Food Group Co. (a)	1,204,556	97,870,175
Food Products - 0.2%
The Simply Good Foods Co. (a)	141,500	4,762,890
TOTAL CONSUMER STAPLES		126,907,558
ENERGY - 6.1%
Energy Equipment & Services - 2.4%
Cactus, Inc. Class A	201,203	11,929,326
Mattr Corp. (a)(c)	3,413,190	29,784,363
Valaris Ltd. (a)	246,414	12,468,548
		54,182,237
Oil, Gas & Consumable Fuels - 3.7%
Civitas Resources, Inc.	660,900	32,245,311
Northern Oil & Gas, Inc. (b)	396,083	14,358,009
Parkland Corp.	1,241,800	28,896,700
Sitio Royalties Corp. Class A (b)	427,980	9,539,674
		85,039,694
TOTAL ENERGY		139,221,931
FINANCIALS - 15.1%
Banks - 2.9%
Cadence Bank	791,196	26,449,682
Webster Financial Corp.	755,804	39,150,647
		65,600,329
Capital Markets - 1.7%
Stifel Financial Corp.	372,000	38,546,640
Consumer Finance - 2.6%
FirstCash Holdings, Inc.	581,900	60,209,193
Financial Services - 2.6%
Essent Group Ltd.	233,100	13,988,331
EVERTEC, Inc.	940,913	30,824,310
WEX, Inc. (a)	90,300	15,585,780
		60,398,421
Insurance - 5.3%
Assurant, Inc.	153,840	29,491,128
Primerica, Inc.	186,605	51,654,130
Reinsurance Group of America, Inc.	59,200	12,495,936
Selective Insurance Group, Inc.	198,163	17,997,164
The Baldwin Insurance Group, Inc. Class A, (a)	208,400	9,640,584
TWFG, Inc. Class A	24,500	794,780
		122,073,722
TOTAL FINANCIALS		346,828,305
HEALTH CARE - 6.9%
Biotechnology - 2.6%
Astria Therapeutics, Inc. (a)	190,315	2,127,722
Blueprint Medicines Corp. (a)	37,000	3,237,870
Celldex Therapeutics, Inc. (a)(b)	313,084	8,158,969
Cytokinetics, Inc. (a)	320,800	16,360,800
Day One Biopharmaceuticals, Inc. (a)	160,700	2,365,504
Dyne Therapeutics, Inc. (a)	121,944	3,519,304
Keros Therapeutics, Inc. (a)	119,500	6,935,780
Perspective Therapeutics, Inc. (a)	205,266	2,424,191
Vaxcyte, Inc. (a)	146,100	15,537,735
		60,667,875
Health Care Equipment & Supplies - 1.2%
Haemonetics Corp. (a)	201,901	14,367,275
Lantheus Holdings, Inc. (a)	91,700	10,072,328
Utah Medical Products, Inc.	29,503	1,869,900
		26,309,503
Health Care Providers & Services - 2.6%
BrightSpring Health Services, Inc. (a)	51,142	765,596
Owens & Minor, Inc. (a)	2,455,759	31,212,697
PACS Group, Inc.	237,400	10,132,232
Pennant Group, Inc. (a)	217,977	6,968,725
Tenet Healthcare Corp. (a)	2,200	341,044
The Ensign Group, Inc.	67,276	10,427,107
		59,847,401
Health Care Technology - 0.2%
Evolent Health, Inc. Class A (a)	173,200	4,044,220
Pharmaceuticals - 0.3%
Arvinas Holding Co. LLC (a)	246,600	6,517,638
Elanco Animal Health, Inc. (a)	62,000	783,680
Enliven Therapeutics, Inc. (a)	4,200	116,970
		7,418,288
TOTAL HEALTH CARE		158,287,287
INDUSTRIALS - 27.2%
Aerospace & Defense - 1.2%
V2X, Inc. (a)	447,928	27,592,365
Building Products - 3.8%
Armstrong World Industries, Inc.	58,557	8,171,629
AZZ, Inc.	257,071	19,583,669
Gibraltar Industries, Inc. (a)	223,937	15,113,508
Janus International Group, Inc. (a)	255,000	1,876,800
Tecnoglass, Inc. (b)	296,586	20,325,039
UFP Industries, Inc.	173,600	21,238,224
		86,308,869
Commercial Services & Supplies - 2.0%
Brady Corp. Class A	171,629	12,209,687
The Brink's Co.	327,649	33,679,041
		45,888,728
Construction & Engineering - 1.9%
IES Holdings, Inc. (a)	158,685	34,698,856
Valmont Industries, Inc.	27,500	8,571,200
		43,270,056
Electrical Equipment - 0.8%
Nextracker, Inc. Class A (a)	469,200	18,683,544
Ground Transportation - 1.0%
ArcBest Corp.	112,869	11,758,692
Proficient Auto Logistics, Inc.	88,616	725,765
TFI International, Inc.	62,833	8,408,312
Universal Logistics Holdings, Inc.	43,701	1,837,190
		22,729,959
Machinery - 1.3%
Gates Industrial Corp. PLC (a)	638,395	12,352,943
Mueller Industries, Inc.	113,500	9,303,595
REV Group, Inc.	279,821	7,415,257
Timken Co.	25,400	2,108,200
		31,179,995
Professional Services - 9.4%
CBIZ, Inc. (a)	41,900	2,888,167
ExlService Holdings, Inc. (a)	389,372	16,225,131
Genpact Ltd.	2,346,700	89,573,539
Kforce, Inc.	434,627	25,117,094
Maximus, Inc.	699,742	60,485,698
WNS Holdings Ltd.	426,741	20,479,301
		214,768,930
Trading Companies & Distributors - 5.8%
Beacon Roofing Supply, Inc. (a)	794,864	73,183,128
Core & Main, Inc. Class A (a)	577,800	25,584,984
DXP Enterprises, Inc. (a)	67,385	3,307,256
GMS, Inc. (a)	291,000	26,157,990
Rush Enterprises, Inc. Class A	109,100	6,172,878
		134,406,236
TOTAL INDUSTRIALS		624,828,682
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 4.3%
Ciena Corp. (a)	755,689	47,993,808
Lumentum Holdings, Inc. (a)	774,467	49,465,207
		97,459,015
Electronic Equipment, Instruments & Components - 6.4%
Belden, Inc.	146,100	16,636,407
ePlus, Inc. (a)	238,508	21,215,287
Insight Enterprises, Inc. (a)(b)	392,394	68,637,558
Napco Security Technologies, Inc.	111,100	4,275,128
Sanmina Corp. (a)	181,400	12,716,140
TD SYNNEX Corp.	183,900	21,212,865
Vishay Precision Group, Inc. (a)	130,186	3,021,617
		147,715,002
IT Services - 2.6%
ASGN, Inc. (a)	642,947	59,215,419
Semiconductors & Semiconductor Equipment - 1.1%
AEHR Test Systems (a)(b)	137,400	1,934,592
Diodes, Inc. (a)	244,281	14,285,553
Penguin Solutions, Inc. (a)(b)	616,499	9,278,310
		25,498,455
Software - 2.8%
Cellebrite DI Ltd. (a)	142,560	2,587,464
Intapp, Inc. (a)	37,667	1,889,753
Rapid7, Inc. (a)	645,268	26,081,733
Tenable Holdings, Inc. (a)	831,000	32,915,910
		63,474,860
TOTAL INFORMATION TECHNOLOGY		393,362,751
MATERIALS - 6.6%
Chemicals - 2.6%
Hawkins, Inc.	19,817	2,118,437
Minerals Technologies, Inc.	193,200	14,546,028
Olin Corp.	1,062,379	43,589,410
		60,253,875
Construction Materials - 1.0%
Eagle Materials, Inc.	76,900	21,951,874
Containers & Packaging - 2.0%
Graphic Packaging Holding Co.	1,652,935	46,711,943
Metals & Mining - 0.5%
ATI, Inc. (a)	173,900	9,166,269
Constellium NV (a)	184,112	2,043,643
		11,209,912
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	115,600	11,432,840
TOTAL MATERIALS		151,560,444
UTILITIES - 1.9%
Gas Utilities - 1.9%
Brookfield Infrastructure Corp. A Shares (b)	1,070,171	43,962,625
TOTAL COMMON STOCKS (Cost $1,879,697,604)		2,247,712,716

Money Market Funds - 6.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (d)	41,094,416	41,102,635
Fidelity Securities Lending Cash Central Fund 4.87% (d)(e)	112,493,049	112,504,298
TOTAL MONEY MARKET FUNDS (Cost $153,606,933)		153,606,933

TOTAL INVESTMENT IN SECURITIES - 104.7% (Cost $2,033,304,537)	2,401,319,649
NET OTHER ASSETS (LIABILITIES) - (4.7)%	(107,295,894)
NET ASSETS - 100.0%	2,294,023,755

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	111,809,220	491,315,689	562,023,169	2,507,556	895	-	41,102,635	0.1%
Fidelity Securities Lending Cash Central Fund 4.87%	39,722,698	279,518,251	206,736,651	22,263	-	-	112,504,298	0.5%
Total	151,531,918	770,833,940	768,759,820	2,529,819	895	-	153,606,933

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Mattr Corp.	63,930,722	-	17,736,235	-	(22,994,322)	6,584,198	29,784,363
Total	63,930,722	-	17,736,235	-	(22,994,322)	6,584,198	29,784,363

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,800,064	1,800,064	-	-
Consumer Discretionary	260,953,069	260,953,069	-	-
Consumer Staples	126,907,558	126,907,558	-	-
Energy	139,221,931	139,221,931	-	-
Financials	346,828,305	346,828,305	-	-
Health Care	158,287,287	158,287,287	-	-
Industrials	624,828,682	624,828,682	-	-
Information Technology	393,362,751	393,362,751	-	-
Materials	151,560,444	151,560,444	-	-
Utilities	43,962,625	43,962,625	-	-

Money Market Funds	153,606,933	153,606,933	-	-
Total Investments in Securities:	2,401,319,649	2,401,319,649	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $102,045,587) - See accompanying schedule:
Unaffiliated issuers (cost $1,850,039,217)	$2,217,928,353
Fidelity Central Funds (cost $153,606,933)	153,606,933
Other affiliated issuers (cost $29,658,387)	29,784,363

Total Investment in Securities (cost $2,033,304,537)		$2,401,319,649
Foreign currency held at value (cost $2)		2
Receivable for investments sold		13,332,244
Receivable for fund shares sold		1,220,848
Dividends receivable		1,197,386
Distributions receivable from Fidelity Central Funds		182,845
Prepaid expenses		3,057
Other receivables		292
Total assets		2,417,256,323
Liabilities
Payable to custodian bank	$2,545
Payable for investments purchased	7,279,282
Payable for fund shares redeemed	1,418,480
Accrued management fee	1,940,211
Other payables and accrued expenses	91,150
Collateral on securities loaned	112,500,900
Total liabilities		123,232,568
Net Assets		$2,294,023,755
Net Assets consist of:
Paid in capital		$1,802,966,339
Total accumulated earnings (loss)		491,057,416
Net Assets		$2,294,023,755
Net Asset Value, offering price and redemption price per share ($2,294,023,755 ÷ 90,839,470 shares)		$25.25
Statement of Operations
Six months ended October 31, 2024 (Unaudited)
Investment Income
Dividends		$13,328,311
Income from Fidelity Central Funds (including $22,263 from security lending)		2,529,819
Total income		15,858,130
Expenses
Management fee
Basic fee	$9,961,932
Performance adjustment	2,751,231
Custodian fees and expenses	22,874
Independent trustees' fees and expenses	5,303
Registration fees	53,376
Audit fees	28,397
Legal	1,838
Interest	7,690
Miscellaneous	54,481
Total expenses before reductions	12,887,122
Expense reductions	(2,280)
Total expenses after reductions		12,884,842
Net Investment income (loss)		2,973,288
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	144,732,560
Fidelity Central Funds	895
Other affiliated issuers	(22,994,322)
Foreign currency transactions	(32,427)
Total net realized gain (loss)		121,706,706
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(68,139,625)
Affiliated issuers	6,584,198
Assets and liabilities in foreign currencies	46,576
Total change in net unrealized appreciation (depreciation)		(61,508,851)
Net gain (loss)		60,197,855
Net increase (decrease) in net assets resulting from operations		$63,171,143
Statement of Changes in Net Assets

	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,973,288	$4,299,171
Net realized gain (loss)	121,706,706	295,140,009
Change in net unrealized appreciation (depreciation)	(61,508,851)	103,525,026
Net increase (decrease) in net assets resulting from operations	63,171,143	402,964,206
Distributions to shareholders	(187,514,313)	(115,324,597)

Share transactions
Proceeds from sales of shares	173,292,611	503,047,090
Reinvestment of distributions	170,392,344	107,900,583
Cost of shares redeemed	(540,539,248)	(1,040,709,877)

Net increase (decrease) in net assets resulting from share transactions	(196,854,293)	(429,762,204)
Total increase (decrease) in net assets	(321,197,463)	(142,122,595)

Net Assets
Beginning of period	2,615,221,218	2,757,343,813
End of period	$2,294,023,755	$2,615,221,218

Other Information
Shares
Sold	6,669,751	19,402,492
Issued in reinvestment of distributions	6,954,790	4,239,591
Redeemed	(21,037,059)	(41,747,091)
Net increase (decrease)	(7,412,518)	(18,105,008)

Financial Highlights
Fidelity® Small Cap Discovery Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.62	$23.70	$26.93	$29.55	$17.11	$23.60
Income from Investment Operations
Net investment income (loss) A,B	.03	.04	.06	- C	.08	.18
Net realized and unrealized gain (loss)	.53	4.06	(.64)	(.74)	13.03	(4.94)
Total from investment operations	.56	4.10	(.58)	(.74)	13.11	(4.76)
Distributions from net investment income	-	(.03)	(.04)	(.03)	(.07) D	(.19)
Distributions from net realized gain	(1.93)	(1.15)	(2.61)	(1.85)	(.60) D	(1.54)
Total distributions	(1.93)	(1.18)	(2.65)	(1.88)	(.67)	(1.73)
Net asset value, end of period	$25.25	$26.62	$23.70	$26.93	$29.55	$17.11
Total Return E,F	2.32%	17.57%	(1.82)%	(2.94)%	77.54%	(21.89)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.01% I	1.10%	1.03%	.98%	.62%	.61%
Expenses net of fee waivers, if any	1.01 % I	1.09%	1.02%	.97%	.62%	.61%
Expenses net of all reductions	1.01% I	1.09%	1.02%	.97%	.61%	.61%
Net investment income (loss)	.23% I	.17%	.25%	.01%	.33%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$2,294,024	$2,615,221	$2,757,344	$3,223,415	$3,170,589	$1,880,740
Portfolio turnover rate J	61 % I	45%	27%	26%	33%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024

1. Organization.
Fidelity Small Cap Discovery Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$534,769,593
Gross unrealized depreciation	(168,572,668)
Net unrealized appreciation (depreciation)	$366,196,925
Tax cost	$2,035,122,724

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Discovery Fund	757,751,989	1,079,410,296
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Small Cap Discovery Fund	.84

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Small Cap Discovery Fund	.78

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Small Cap Discovery Fund	Russell 2000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .22%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Small Cap Discovery Fund	14,745

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Small Cap Discovery Fund	Borrower	13,651,000	5.07%	7,690

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Small Cap Discovery Fund	59,733,027	98,999,129	22,324,138
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Small Cap Discovery Fund	1,782
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Small Cap Discovery Fund	2,484	1	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,280.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Small Cap Discovery Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a fee based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the management fee, the fund will receive investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the fund's pro forma management fee rate as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.749363.124
SMR-SANN-1224
Fidelity® Series Small Cap Core Fund

Semi-Annual Report
October 31, 2024
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Small Cap Core Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.7%
Cogent Communications Group, Inc. (a)	81,766	6,563,357
Liberty Latin America Ltd. Class C (b)	184,621	1,787,131
		8,350,488
Entertainment - 0.7%
Cinemark Holdings, Inc. (b)	102,700	3,055,325
IMAX Corp. (a)(b)	223,491	5,430,831
		8,486,156
Interactive Media & Services - 0.8%
IAC, Inc. Class A (b)	62,491	2,996,443
QuinStreet, Inc. (b)	319,996	6,719,916
		9,716,359
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)(b)	402,137	2,633,997
TOTAL COMMUNICATION SERVICES		29,187,000
CONSUMER DISCRETIONARY - 9.4%
Automobile Components - 1.3%
Gentherm, Inc. (b)	85,225	3,575,189
LCI Industries	54,258	6,037,830
Patrick Industries, Inc.	42,840	5,396,983
		15,010,002
Broadline Retail - 0.3%
Global-e Online Ltd. (b)	108,765	4,180,927
Diversified Consumer Services - 1.7%
European Wax Center, Inc. Class A (a)(b)	387,983	2,789,598
Grand Canyon Education, Inc. (b)	53,774	7,372,953
Laureate Education, Inc.	180,732	3,104,976
OneSpaWorld Holdings Ltd.	423,948	7,423,329
		20,690,856
Hotels, Restaurants & Leisure - 2.0%
Aramark	132,999	5,031,352
Brinker International, Inc. (b)	77,200	7,929,212
Dutch Bros, Inc. Class A (b)	137,100	4,540,752
Noodles & Co. Class A (b)	19,084	22,137
Red Rock Resorts, Inc.	115,120	5,924,075
		23,447,528
Household Durables - 1.5%
Cavco Industries, Inc. (b)	19,062	7,811,512
LGI Homes, Inc. (a)(b)	47,869	4,861,576
SharkNinja, Inc.	50,978	4,700,681
		17,373,769
Leisure Products - 0.5%
Brunswick Corp.	73,620	5,870,459
Specialty Retail - 2.1%
Academy Sports & Outdoors, Inc.	103,205	5,249,006
America's Car Mart, Inc. (a)(b)	62,085	2,423,798
Boot Barn Holdings, Inc. (b)	55,123	6,865,570
Camping World Holdings, Inc. Class A (a)	238,632	4,786,958
Murphy U.S.A., Inc.	12,761	6,233,110
		25,558,442
Textiles, Apparel & Luxury Goods - 0.0%
Rocky Brands, Inc.	7,764	157,920
TOTAL CONSUMER DISCRETIONARY		112,289,903
CONSUMER STAPLES - 2.8%
Beverages - 0.9%
Boston Beer Co., Inc. Class A (b)	13,006	3,785,656
Primo Water Corp.	255,338	6,697,516
		10,483,172
Consumer Staples Distribution & Retail - 0.4%
Performance Food Group Co. (b)	62,298	5,061,713
Food Products - 1.1%
Darling Ingredients, Inc. (b)	30,000	1,173,300
SunOpta, Inc. (a)(b)	246,091	1,610,666
The Simply Good Foods Co. (b)	181,486	6,108,819
TreeHouse Foods, Inc. (b)	118,245	4,301,753
		13,194,538
Household Products - 0.4%
Energizer Holdings, Inc.	142,020	4,554,581
TOTAL CONSUMER STAPLES		33,294,004
ENERGY - 5.1%
Energy Equipment & Services - 2.3%
Cactus, Inc. Class A	144,348	8,558,393
Liberty Energy, Inc. Class A	297,370	5,076,106
National Energy Services Reunited Corp. (b)	40,526	372,839
Oceaneering International, Inc. (b)	272,283	6,643,705
TechnipFMC PLC	253,180	6,757,374
		27,408,417
Oil, Gas & Consumable Fuels - 2.8%
Chord Energy Corp.	41,511	5,193,026
Civitas Resources, Inc.	94,385	4,605,044
Golar LNG Ltd.	174,585	6,330,452
Gulfport Energy Corp. (b)	36,500	5,053,060
Northern Oil & Gas, Inc.	176,553	6,400,046
Sitio Royalties Corp. Class A	128,457	2,863,307
Uranium Energy Corp. (a)(b)	318,955	2,366,646
		32,811,581
TOTAL ENERGY		60,219,998
FINANCIALS - 20.0%
Banks - 9.9%
Associated Banc-Corp.	144,427	3,428,697
BOK Financial Corp.	51,266	5,445,987
Byline Bancorp, Inc. (a)	177,347	4,772,408
Cadence Bank	345,247	11,541,607
Camden National Corp.	5,723	240,080
ConnectOne Bancorp, Inc.	167,327	4,056,006
Eastern Bankshares, Inc.	561,277	9,165,653
First Foundation, Inc.	489,800	3,296,354
First Interstate Bancsystem, Inc. Class A	343,407	10,576,936
First Northwest Bancorp	600	6,090
FNB Corp., Pennsylvania	495,406	7,183,387
Independent Bank Corp.	179,765	5,892,697
Independent Bank Group, Inc.	127,803	7,458,583
Pinnacle Financial Partners, Inc.	58,879	6,208,791
Popular, Inc.	1,663	148,389
United Community Bank, Inc.	256,289	7,293,985
Univest Corp. of Pennsylvania	15,837	440,744
Webster Financial Corp.	179,567	9,301,571
Western Alliance Bancorp.	122,698	10,209,701
Wintrust Financial Corp.	104,019	12,054,762
		118,722,428
Capital Markets - 4.0%
Bridge Investment Group Holdings, Inc.	13,300	144,704
P10, Inc. Class A (a)	491,283	5,428,677
Perella Weinberg Partners Class A	321,361	6,501,133
Piper Sandler Cos.	35,975	10,203,949
PJT Partners, Inc. Class A (a)	50,991	7,085,709
StepStone Group, Inc. Class A	163,270	9,817,425
Stifel Financial Corp.	79,577	8,245,769
		47,427,366
Consumer Finance - 0.8%
FirstCash Holdings, Inc.	92,450	9,565,802
Financial Services - 3.3%
AvidXchange Holdings, Inc. (b)	272,958	2,249,174
Cannae Holdings, Inc.	187,329	3,718,481
Essent Group Ltd.	132,116	7,928,281
EVERTEC, Inc.	156,600	5,130,216
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	1,248	228,721
Flywire Corp. (b)	251,543	4,381,879
HA Sustainable Infrastructure Capital, Inc.	52,900	1,850,971
NMI Holdings, Inc. (b)	191,861	7,421,183
Walker & Dunlop, Inc.	58,976	6,450,205
		39,359,111
Insurance - 2.0%
Selective Insurance Group, Inc.	56,285	5,111,804
The Baldwin Insurance Group, Inc. Class A, (b)	225,423	10,428,068
TWFG, Inc. Class A	127,950	4,150,698
White Mountains Insurance Group Ltd.	2,292	4,119,045
		23,809,615
TOTAL FINANCIALS		238,884,322
HEALTH CARE - 15.9%
Biotechnology - 8.7%
ADMA Biologics, Inc. (b)	181,900	2,966,789
AnaptysBio, Inc. (b)	121,252	2,622,681
Apellis Pharmaceuticals, Inc. (b)	86,019	2,344,878
Apogee Therapeutics, Inc. (b)	7,433	386,813
Arcellx, Inc. (b)	82,453	6,948,314
Astria Therapeutics, Inc. (b)	266,103	2,975,032
Autolus Therapeutics PLC ADR (b)	781,435	2,633,436
Blueprint Medicines Corp. (b)	63,241	5,534,220
Celldex Therapeutics, Inc. (b)	151,928	3,959,244
Cogent Biosciences, Inc. (b)	404,955	4,652,933
Crinetics Pharmaceuticals, Inc. (b)	128,645	7,198,974
Cytokinetics, Inc. (b)	106,751	5,444,301
Day One Biopharmaceuticals, Inc. (b)	160,948	2,369,155
Immunovant, Inc. (b)	131,000	3,833,060
Insmed, Inc. (b)	46,318	3,116,275
Keros Therapeutics, Inc. (b)	87,011	5,050,118
Madrigal Pharmaceuticals, Inc. (a)(b)	18,682	4,844,990
Merus BV (b)	72,474	3,618,627
Moonlake Immunotherapeutics Class A (b)	80,005	3,713,832
Perspective Therapeutics, Inc. (a)(b)	286,700	3,385,927
Repligen Corp. (b)	25,334	3,401,596
Spyre Therapeutics, Inc. (b)	54,331	1,767,387
Vaxcyte, Inc. (b)	109,366	11,631,074
Viridian Therapeutics, Inc. (b)	210,140	4,532,720
Xenon Pharmaceuticals, Inc. (b)	131,416	5,402,512
		104,334,888
Health Care Equipment & Supplies - 2.8%
Glaukos Corp. (b)	68,240	9,024,740
Inspire Medical Systems, Inc. (b)	25,789	5,029,887
iRhythm Technologies, Inc. (b)	62,698	4,541,843
Masimo Corp. (b)	42,894	6,177,165
Merit Medical Systems, Inc. (b)	91,076	8,985,558
ViewRay, Inc. (b)	34,227	0
		33,759,193
Health Care Providers & Services - 3.0%
AMN Healthcare Services, Inc. (b)	59,600	2,261,224
LifeStance Health Group, Inc. (b)	531,865	3,568,814
Option Care Health, Inc. (b)	246,100	5,670,144
PACS Group, Inc.	151,050	6,446,814
Surgery Partners, Inc. (b)	235,269	6,775,747
The Ensign Group, Inc.	67,949	10,531,416
		35,254,159
Life Sciences Tools & Services - 0.1%
Fortrea Holdings, Inc. (b)	95,020	1,598,236
Pharmaceuticals - 1.3%
Arvinas Holding Co. LLC (b)	154,822	4,091,945
Axsome Therapeutics, Inc. (a)(b)	58,902	5,244,045
Elanco Animal Health, Inc. (b)	39,400	498,016
Enliven Therapeutics, Inc. (a)(b)	147,489	4,107,569
Structure Therapeutics, Inc. ADR (b)	28,657	1,179,236
		15,120,811
TOTAL HEALTH CARE		190,067,287
INDUSTRIALS - 16.5%
Aerospace & Defense - 1.7%
AerSale Corp. (a)(b)	298,491	1,573,048
Cadre Holdings, Inc.	188,860	6,566,662
Kratos Defense & Security Solutions, Inc. (b)	296,768	6,742,569
V2X, Inc. (b)	89,478	5,511,845
		20,394,124
Building Products - 2.5%
AAON, Inc.	40,706	4,649,439
AZZ, Inc.	70,855	5,397,734
Tecnoglass, Inc.	96,612	6,620,820
The AZEK Co., Inc. Class A, (b)	108,069	4,755,036
UFP Industries, Inc.	63,524	7,771,526
		29,194,555
Commercial Services & Supplies - 2.3%
ACV Auctions, Inc. Class A (b)	236,983	4,097,436
Brady Corp. Class A	63,573	4,522,583
The Brink's Co.	107,591	11,059,279
VSE Corp.	75,445	7,742,166
		27,421,464
Construction & Engineering - 2.6%
Bowman Consulting Group Ltd. (a)(b)	138,178	2,805,013
Centuri Holdings, Inc. (a)	171,397	3,217,122
Construction Partners, Inc. Class A (b)	89,953	7,082,000
IES Holdings, Inc. (b)	36,321	7,942,131
Sterling Construction Co., Inc. (b)	66,068	10,204,203
		31,250,469
Electrical Equipment - 0.8%
Fluence Energy, Inc. Class A (a)(b)	207,771	4,519,019
Nextracker, Inc. Class A (a)(b)	133,668	5,322,660
		9,841,679
Ground Transportation - 0.0%
Proficient Auto Logistics, Inc.	45,755	374,733
Machinery - 2.0%
Blue Bird Corp. (b)	35,500	1,494,905
Crane Co.	38,018	5,979,471
Gates Industrial Corp. PLC (b)	249,300	4,823,955
REV Group, Inc.	179,200	4,748,800
Terex Corp.	139,159	7,195,912
		24,243,043
Professional Services - 2.0%
Concentrix Corp.	15,061	640,243
CRA International, Inc.	42,150	7,677,201
ICF International, Inc.	28,959	4,882,198
TrueBlue, Inc. (a)(b)	254,586	1,906,849
Verra Mobility Corp. Class A (b)	161,600	4,196,752
WNS Holdings Ltd.	97,290	4,668,947
		23,972,190
Trading Companies & Distributors - 2.6%
Applied Industrial Technologies, Inc.	53,761	12,450,513
FTAI Aviation Ltd.	76,326	10,261,267
GMS, Inc. (b)	35,900	3,227,051
Xometry, Inc. Class A (a)(b)	227,221	4,471,709
		30,410,540
TOTAL INDUSTRIALS		197,102,797
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 1.2%
Ciena Corp. (b)	68,645	4,359,644
Lumentum Holdings, Inc. (b)	144,941	9,257,382
		13,617,026
Electronic Equipment, Instruments & Components - 2.0%
Advanced Energy Industries, Inc.	49,176	5,337,071
Belden, Inc.	69,303	7,891,533
Crane NXT Co.	84,384	4,579,520
Napco Security Technologies, Inc.	151,372	5,824,795
		23,632,919
IT Services - 0.7%
ASGN, Inc. (b)	87,919	8,097,340
Semiconductors & Semiconductor Equipment - 4.9%
AEHR Test Systems (a)(b)	242,250	3,410,880
Allegro MicroSystems LLC (b)	163,511	3,407,569
Cirrus Logic, Inc. (b)	52,754	5,793,444
Diodes, Inc. (b)	80,726	4,720,856
Ichor Holdings Ltd. (b)	188,018	5,125,371
Impinj, Inc. (b)	9,775	1,857,152
MACOM Technology Solutions Holdings, Inc. (b)	45,733	5,140,389
MKS Instruments, Inc.	29,713	2,951,392
Nova Ltd. (b)	33,189	6,149,922
Onto Innovation, Inc. (b)	30,339	6,017,134
Penguin Solutions, Inc. (b)	266,138	4,005,377
Silicon Motion Tech Corp. sponsored ADR	48,106	2,588,584
Synaptics, Inc. (b)	60,369	4,145,539
Ultra Clean Holdings, Inc. (b)	100,949	3,376,744
		58,690,353
Software - 3.7%
Agilysys, Inc. (b)	44,450	4,446,778
BlackLine, Inc. (b)	103,578	5,735,114
Cellebrite DI Ltd. (b)	280,189	5,085,430
Rapid7, Inc. (b)	143,008	5,780,383
Telos Corp. (b)	41,756	146,564
Tenable Holdings, Inc. (b)	218,337	8,648,329
Varonis Systems, Inc. (b)	175,852	8,857,665
Workiva, Inc. Class A (b)	72,916	5,815,780
		44,516,043
TOTAL INFORMATION TECHNOLOGY		148,553,681
MATERIALS - 3.8%
Chemicals - 0.9%
Aspen Aerogels, Inc. (b)	150,800	2,690,272
Element Solutions, Inc.	173,279	4,695,861
Tronox Holdings PLC	295,117	3,576,818
		10,962,951
Construction Materials - 0.6%
Eagle Materials, Inc.	23,773	6,786,241
Containers & Packaging - 0.5%
Graphic Packaging Holding Co.	187,510	5,299,033
Metals & Mining - 1.4%
ATI, Inc. (b)	99,934	5,267,521
Carpenter Technology Corp.	47,876	7,157,462
Constellium NV (b)	220,742	2,450,236
Warrior Metropolitan Coal, Inc.	36,450	2,301,089
		17,176,308
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	46,600	4,608,740
TOTAL MATERIALS		44,833,273
REAL ESTATE - 6.7%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Armada Hoffler Properties, Inc. Class A,	358,839	3,886,226
Curbline Properties Corp.	190,624	4,313,821
Douglas Emmett, Inc. (a)	381,307	6,783,452
Four Corners Property Trust, Inc.	243,657	6,715,187
LXP Industrial Trust (REIT)	689,065	6,504,774
Outfront Media, Inc.	274,436	4,873,983
Plymouth Industrial REIT, Inc.	246,738	5,013,716
Postal Realty Trust, Inc. Class A	152,984	2,225,917
Tanger, Inc.	186,500	6,197,395
Urban Edge Properties	346,977	7,716,768
		54,231,239
Real Estate Management & Development - 2.2%
Compass, Inc. Class A (b)	900,500	5,718,175
Cushman & Wakefield PLC (b)	707,791	9,590,568
Jones Lang LaSalle, Inc. (b)	24,639	6,676,183
LandBridge Co. LLC (a)	75,942	4,260,346
		26,245,272
TOTAL REAL ESTATE		80,476,511
UTILITIES - 2.1%
Electric Utilities - 0.9%
Allete, Inc.	119,152	7,615,004
IDACORP, Inc.	30,773	3,184,390
		10,799,394
Gas Utilities - 1.1%
Brookfield Infrastructure Corp. A Shares	193,429	7,946,063
New Jersey Resources Corp.	100,813	4,626,309
		12,572,372
Independent Power and Renewable Electricity Producers - 0.1%
Sunnova Energy International, Inc. (b)	265,100	1,609,157
TOTAL UTILITIES		24,980,923
TOTAL COMMON STOCKS (Cost $1,099,695,254)		1,159,889,699

Money Market Funds - 7.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (c)	29,553,673	29,559,584
Fidelity Securities Lending Cash Central Fund 4.87% (c)(d)	59,200,164	59,206,084
TOTAL MONEY MARKET FUNDS (Cost $88,765,668)		88,765,668

TOTAL INVESTMENT IN SECURITIES - 104.6% (Cost $1,188,460,922)	1,248,655,367
NET OTHER ASSETS (LIABILITIES) - (4.6)%	(55,089,921)
NET ASSETS - 100.0%	1,193,565,446

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	168	Dec 2024	18,552,240	(90,963)	(90,963)

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	6,372,606	301,610,471	278,423,470	529,970	(23)	-	29,559,584	0.1%
Fidelity Securities Lending Cash Central Fund 4.87%	11,092,250	136,025,819	87,911,985	79,707	-	-	59,206,084	0.2%
Total	17,464,856	437,636,290	366,335,455	609,677	(23)	-	88,765,668

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	29,187,000	29,187,000	-	-
Consumer Discretionary	112,289,903	112,289,903	-	-
Consumer Staples	33,294,004	33,294,004	-	-
Energy	60,219,998	60,219,998	-	-
Financials	238,884,322	238,884,322	-	-
Health Care	190,067,287	190,067,287	-	-
Industrials	197,102,797	197,102,797	-	-
Information Technology	148,553,681	148,553,681	-	-
Materials	44,833,273	44,833,273	-	-
Real Estate	80,476,511	80,476,511	-	-
Utilities	24,980,923	24,980,923	-	-

Money Market Funds	88,765,668	88,765,668	-	-
Total Investments in Securities:	1,248,655,367	1,248,655,367	-	-
Derivative Instruments: Liabilities
Futures Contracts	(90,963)	(90,963)	-	-
Total Liabilities	(90,963)	(90,963)	-	-
Total Derivative Instruments:	(90,963)	(90,963)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(90,963)
Total Equity Risk	0	(90,963)
Total Value of Derivatives	0	(90,963)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $59,508,394) - See accompanying schedule:
Unaffiliated issuers (cost $1,099,695,254)	$1,159,889,699
Fidelity Central Funds (cost $88,765,668)	88,765,668

Total Investment in Securities (cost $1,188,460,922)		$1,248,655,367
Segregated cash with brokers for derivative instruments		1,276,800
Cash		24,257
Receivable for investments sold		2,334,682
Receivable for fund shares sold		12,336,149
Dividends receivable		135,147
Distributions receivable from Fidelity Central Funds		154,022
Receivable from investment adviser for expense reductions		1,437
Total assets		1,264,917,861
Liabilities
Payable for investments purchased	$3,945,039
Payable for fund shares redeemed	7,862,883
Payable for daily variation margin on futures contracts	325,080
Other payables and accrued expenses	13,328
Collateral on securities loaned	59,206,085
Total liabilities		71,352,415
Net Assets		$1,193,565,446
Net Assets consist of:
Paid in capital		$1,137,741,231
Total accumulated earnings (loss)		55,824,215
Net Assets		$1,193,565,446
Net Asset Value, offering price and redemption price per share ($1,193,565,446 ÷ 98,193,954 shares)		$12.16
Statement of Operations
Six months ended October 31, 2024 (Unaudited)
Investment Income
Dividends		$4,459,426
Interest		13,833
Income from Fidelity Central Funds (including $79,707 from security lending)		609,677
Total income		5,082,936
Expenses
Custodian fees and expenses	$23,087
Independent trustees' fees and expenses	1,367
Proxy fee	6,102
Total expenses before reductions	30,556
Expense reductions	(17,689)
Total expenses after reductions		12,867
Net Investment income (loss)		5,070,069
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,861,383)
Fidelity Central Funds	(23)
Futures contracts	197,829
Total net realized gain (loss)		(7,663,577)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	64,611,933
Futures contracts	(90,963)
Total change in net unrealized appreciation (depreciation)		64,520,970
Net gain (loss)		56,857,393
Net increase (decrease) in net assets resulting from operations		$61,927,462
Statement of Changes in Net Assets

	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,070,069	$1,564,836
Net realized gain (loss)	(7,663,577)	(260,395)
Change in net unrealized appreciation (depreciation)	64,520,970	(4,419,968)
Net increase (decrease) in net assets resulting from operations	61,927,462	(3,115,527)
Distributions to shareholders	(2,440,015)	(526,397)

Share transactions
Proceeds from sales of shares	756,703,460	471,978,517
Reinvestment of distributions	2,439,785	526,397
Cost of shares redeemed	(99,279,876)	(24,438,068)

Net increase (decrease) in net assets resulting from share transactions	659,863,369	448,066,846
Total increase (decrease) in net assets	719,350,816	444,424,922

Net Assets
Beginning of period	474,214,630	29,789,708
End of period	$1,193,565,446	$474,214,630

Other Information
Shares
Sold	63,178,601	41,963,237
Issued in reinvestment of distributions	216,870	50,432
Redeemed	(8,058,245)	(2,197,855)
Net increase (decrease)	55,337,226	39,815,814

Financial Highlights
Fidelity® Series Small Cap Core Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.07	$9.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.14	.05
Net realized and unrealized gain (loss)	1.08	1.30 D	(.22)
Total from investment operations	1.15	1.44	(.17)
Distributions from net investment income	(.05)	(.12)	(.03)
Distributions from net realized gain	(.01)	(.05)	-
Total distributions	(.06)	(.17)	(.03)
Net asset value, end of period	$12.16	$11.07	$9.80
Total Return E,F	10.38%	14.81%	(1.67)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.01% I	.02%	.20% I
Expenses net of fee waivers, if any	- % I,J	-% J	-% I,J
Expenses net of all reductions	-% I,J	-% J	-% I,J
Net investment income (loss)	1.15% I	1.30%	1.12% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,193,565	$474,215	$29,790
Portfolio turnover rate K	47 % I	90%	12% L

AFor the period November 4, 2022 (commencement of operations) through April 30, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024

1.Organization.
Fidelity Series Small Cap Core Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2.Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$131,475,443
Gross unrealized depreciation	(72,562,381)
Net unrealized appreciation (depreciation)	$58,913,062
Tax cost	$1,189,651,342

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4.Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5.Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Small Cap Core Fund	835,535,122	198,455,439

6.Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Small Cap Core Fund	11,823

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Series Small Cap Core Fund	80,857,208	16,985,445	(283,729)
7.Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8.Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Small Cap Core Fund	8,669	-	-

9.Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through August 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $16,017.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,672.
10.Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10.Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Small Cap Core Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts.  The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through August 31, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9906192.101
SCC-SANN-1224

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 20, 2024

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	December 20, 2024